UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22603

Name of Fund: BlackRock Municipal 2030 Target Term Trust (BTT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal 2030 Target Term Trust, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2026

Date of reporting period: 01/31/2026

Item 1 –	Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

January 31, 2026
2026 Semi-Annual Report (Unaudited)

BlackRock California Municipal Income Trust (BFZ)
BlackRock Municipal 2030 Target Term Trust (BTT)
BlackRock Municipal Income Quality Trust (BYM)
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Municipal Market Overview For the Reporting Period Ended January 31, 2026

Municipal Market Conditions
The first half of 2025 was defined by the Trump administration’s announcement of reciprocal tariffs in early April that spurred extreme volatility, dislocations across global markets, and a reset of municipal valuations to historically attractive levels. Markets ultimately stabilized and positive absolute returns soon followed, but elevated municipal supply throughout the period was a primary driver of relative underperformance vs. other fixed income asset classes. A softening labor market, the longest government shutdown in history, and a lack of material economic data for the market (and Federal Reserve) to lean on framed the second half of the year. An increasingly dovish central bank cut rates at three consecutive meetings during the period, reducing the Federal Funds rate from 4.50% to 3.75% and creating a strong backdrop for rates. Municipals then leveraged an exceptionally positive technical landscape to start 2026 on a strong note. The belly of the curve, double-A rated credits, and the housing, IDR/PCR, and leasing sectors outperformed.
Bloomberg Municipal Bond Index(a)
Total Returns as of January 31, 2026
6	months:	5.80%
12	months:	4.70%
During the 12-months ended January 31, 2026, municipal bond funds experienced net inflows totaling $69 billion (based on data from the Investment Company Institute), with demand concentrated primarily in ETFs, investment-grade, and long-term funds. At the same time, the market absorbed $564 billion in issuance, a 14% increase year-over-year (period ending January 2025). Issuance was boosted by an increased need for infrastructure spending, a pull-forward in perceived vulnerable sectors to front-run potential new legislation, and declining COVID stimulus cash available to municipalities.
A Closer Look at Yields
AAA Municipal Yield Curves

Source: Thomson Municipal Market Data.
From January 31, 2025, to January 31, 2026, yields on AAA-rated 30-year municipal bonds increased by 32 basis points (bps) from 3.97% to 4.29%, ten-year yields decreased by 34 bps from 2.97% to 2.63%, five-year yields decreased by 53 bps from 2.77% to 2.24%, and two-year yields decreased by 49 bps from 2.67% to 2.18% (as measured by Refinitiv Municipal Market Data). As a result, the municipal yield curve steepened over the 12-month period with the spread between two- and 30-year maturities steepening by 81 bps to a slope of 211 bps, slightly outpacing the 76 bps of steepening experienced in the Treasury curve.
Municipal curves remain steeper than their 1-, 3-, and 5-year averages, offering investors who are looking for duration an attractive entry point.
Financial Conditions of Municipal Issuers
Municipal credit fundamentals remain exceptionally strong heading into year-end, supported by solid revenue growth, disciplined fiscal management, and historically low leverage. State revenues rose 6.3% year over year in the June quarter, led by an 11.0% increase in personal income taxes and continued strength in corporate receipts, while sales taxes reflected moderating consumer activity. Debt service remains low at 9.77% of revenues, providing states with flexibility as economic growth cools. Quarterly volatility across states largely reflects timing and policy effects rather than credit deterioration. Revenue gains in Oregon, New Hampshire, California, and Nebraska were influenced by tax settlement timing or expiring credits, while softness in energy-producing and consumption-dependent states was cyclical. Policy changes in 2025—including tax adjustments in Maryland, New York, Illinois, Georgia, and Arizona—demonstrate an active but balanced fiscal environment. We enter 2026 seeing value in AMT bonds, where limited applicability has created compelling opportunities for additional spread pickup. We favor higher coupons and sectors providing high quality carry, such as transportation, housing, prepaid gas, and healthcare.
The opinions expressed are those of BlackRock as of January 31, 2026 and are subject to change at any time due to changes in market or economic conditions. The comments should not be construed as a recommendation of any individual holdings or market sectors. Investing involves risk including loss of principal. Bond values fluctuate in price so the value of your investment can go down depending on market conditions. Fixed income risks include interest-rate and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments.  There may be less information on the financial condition of municipal issuers than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. Some investors may be subject to Alternative Minimum Tax (“AMT”). Capital gains distributions, if any, are taxable.
(a) The Bloomberg Municipal Bond Index, a broad, market value-weighted index, seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the AMT. Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. It is not possible to invest directly in an index.
Municipal Market Overview

The Benefits and Risks of Leveraging
The Trusts may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”).  However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Trust on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Trust’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings (less the leverage liability) is reflected in the per share NAV.
To illustrate these concepts, assume a Trust’s Common Shares capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Trust’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Trust with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Trust’s financing cost of leverage is significantly lower than the income earned on a Trust’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.
However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed a Trust’s return on assets purchased with leverage proceeds, income to shareholders is lower than if a Trust had not used leverage. In such circumstance, the investment adviser may nevertheless determine to maintain a Trust’s leverage if it deems such action to be appropriate. Furthermore, the value of the Trusts’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the amount of each Trust’s obligations under its respective leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trusts’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Trust’s intended leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Trust’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of  a Trust’s Common Shares than if the Trust were not leveraged. In addition, each Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trust to incur losses. The use of leverage may limit a Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Trust incurs expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares. Moreover, to the extent the calculation of each Trust’s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Trusts’ investment adviser will be higher than if the Trusts did not use leverage.
To obtain leverage, each Trust has issued Variable Rate Muni Term Preferred Shares (“VMTP Shares”) or Variable Rate Demand Preferred Shares (“VRDP Shares”) (collectively, “Preferred Shares”) and/or leveraged its assets through the use of tender option bond trusts (“TOB Trusts”) as described in the Notes to Financial Statements.
Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Trust is permitted to borrow money (including through the use of TOB Trusts) or issue debt securities up to 33 1/3% of its total managed assets or equity securities (e.g., Preferred Shares) up to 50% of its total managed assets. A Trust may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Trust may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by the Preferred Shares’ governing instruments or by agencies rating the Preferred Shares, which may be more stringent than those imposed by the 1940 Act.
Derivative Financial Instruments
The Trusts may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Trusts must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Trusts’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Trust can realize on an investment and/or may result in lower distributions paid to shareholders. The Trusts’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2026 BlackRock Semi-Annual Report to Shareholders

Trust Summary as of January 31, 2026

BlackRock California Municipal Income Trust (BFZ)
Investment Objective
BlackRock California Municipal Income Trust’s (BFZ) (the “Trust”) investment objective is to provide current income exempt from regular U.S. federal income and California income taxes. The Trust seeks to achieve its investment objective by investing primarily in municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and California income taxes. The Trust invests, under normal market conditions, at least 80% of its assets in municipal obligations that are investment grade quality, or are considered by the Trust’s investment adviser to be of comparable quality, at the time of investment. The Trust may invest directly in securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objective will be achieved.
On June 9, 2025, the Board of Trustees of BlackRock California Municipal Income Trust (BFZ) and the Board of Directors of BlackRock MuniHoldings California Quality Fund, Inc. (MUC) each approved the reorganization of BFZ into MUC, with MUC continuing as the surviving Fund. Subsequently, the respective common and preferred shareholders of BFZ and MUC approved the reorganization, which was completed in the first quarter of 2026.
Trust Information
Symbol on New York Stock Exchange	BFZ
Initial Offering Date	July 27, 2001
Yield on Closing Market Price as of January 31, 2026 ($11.21)(a)	5.43%
Tax Equivalent Yield(b)	11.83%
Current Monthly Distribution per Common Share(c)	$0.050700
Current Annualized Distribution per Common Share(c)	$0.608400
Leverage as of January 31, 2026(d)	41%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 54.1%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/26	07/31/25	Change	High	Low
Closing Market Price	$ 11.21	$ 10.44	7.38%	$ 11.21	$ 10.27
Net Asset Value	12.08	11.36	6.34	12.18	11.35
Performance
Returns for the period ended January 31, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV(a)(b)(c)	9.67%	2.86%	(0.97)%	1.95%
Trust at Market Price(b)(c)	10.74	5.86	0.05	1.29
California Customized Reference Benchmark(d)	5.80	4.65	0.79	N/A
Bloomberg Municipal Bond Index(e)	5.80	4.70	0.86	2.32

(a)	Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(b)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Trust’s use of leverage, if any. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the sale of Trust shares.

(c)	The Trust’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(d)
The California Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond: California Exempt Total Return Index Unhedged (90%) and the California Bloomberg
Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%). The California Customized Reference Benchmark commenced on September 30, 2016.

(e)	A benchmark that is designed to track the USD-denominated long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
Trust Summary

Trust Summary as of January 31, 2026(continued)

BlackRock California Municipal Income Trust (BFZ)
The following discussion relates to the Trust’s absolute performance based on NAV:
The Trust’s return reflected contributions from both portfolio income and rising municipal bond prices. Holdings in school districts, utilities, transportation, and healthcare were the largest contributors to absolute returns on a sector basis. On the other hand, the Trust’s yield curve positioning detracted from performance. A position in the bonds of Brightline West, which were issued to finance a high-speed rail project, was a notable detractor at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
Transportation	24.0%
County/City/Special District/School District	22.7
Corporate	12.6
Health	10.0
Education	9.9
Utilities	9.4
State	6.9
Tobacco	3.4
Housing	1.1
Construction & Engineering	— (c)

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(d)	Percent of Total Investments(b)
2026	5.4%
2027	10.9
2028	10.1
2029	9.3
2030	6.7

CREDIT QUALITY ALLOCATION
Credit Rating(e)	Percent of Total Investments(b)
AAA/Aaa	8.5%
AA/Aa	70.2
A	12.5
BBB/Baa	3.4
BB/Ba	— (c)
N/R	5.4

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(e)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

2026 BlackRock Semi-Annual Report to Shareholders

Trust Summary as of January 31, 2026

BlackRock Municipal 2030 Target Term Trust (BTT)
Investment Objective
BlackRock Municipal 2030 Target Term Trust’s (BTT) (the “Trust”) investment objectives are to provide current income exempt from regular U.S. federal income tax (but which may be subject to the federal alternative minimum tax in certain circumstances) and to return $25.00 per common share (the initial offering price per share) to holders of common shares on or about December 31, 2030. The Trust seeks to achieve its investment objectives by investing at least 80% of its assets in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the federal alternative minimum tax). The Trust invests at least 80% of its assets in municipal bonds that are investment grade quality, or are considered by the Trust’s investment adviser to be of comparable quality, at the time of investment. The Trust actively manages the maturity of its bonds to seek to have a dollar weighted average effective maturity approximately equal to the Trust’s maturity date. The Trust may invest directly in securities or synthetically through the use of derivatives.
There is no assurance that the Trust will achieve its investment objectives, including its investment objective of returning $25.00 per share.
Trust Information
Symbol on New York Stock Exchange	BTT
Initial Offering Date	August 30, 2012
Termination Date (on or about)	December 31, 2030
Yield on Closing Market Price as of January 31, 2026 ($22.79)(a)	2.44%
Tax Equivalent Yield(b)	4.12%
Current Monthly Distribution per Common Share(c)	$0.046400
Current Annualized Distribution per Common Share(c)	$0.556800
Leverage as of January 31, 2026(d)	35%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change.
(d)
Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/26	07/31/25	Change	High	Low
Closing Market Price	$ 22.79	$ 22.16	2.84%	$ 22.83	$ 22.16
Net Asset Value	24.80	24.23	2.35	24.80	24.23
Performance
Returns for the period ended January 31, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV(a)(b)	3.62%	6.05%	1.09%	3.54%
Trust at Market Price(a)(b)	4.11	11.08	0.29	3.70
Customized Reference Benchmark(c)	2.64	5.19	1.13	N/A
Bloomberg Municipal Bond Index(d)	5.80	4.70	0.86	2.32

(a)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Trust’s use of leverage, if any. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the sale of Trust shares.

(b)	The Trust’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond 2030 Index (90%) and the Bloomberg Municipal Bond: High Yield (non-Investment Grade)
2030 Total Return Index (10%). The Customized Reference Benchmark commenced on September 30, 2016.

(d)	A benchmark that is designed to track the USD-denominated long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
Trust Summary

Trust Summary as of January 31, 2026(continued)

BlackRock Municipal 2030 Target Term Trust (BTT)
The following discussion relates to the Trust’s absolute performance based on NAV:
At a time of positive performance for the broader market, the Trust’s largest sector, rating, and maturity allocations had the greatest positive impact on absolute returns.
Revenue sectors such as corporate backed, transportation, and healthcare were the leading absolute contributors, reflecting the investment adviser’s preference for revenue bonds with resilient cash flows and stronger fundamentals. On a ratings basis, A and AA-rated holdings were the largest contributors.
The Trust’s cash position, while modest, detracted from results in the rising market. A very small position in the bonds of Brightline West, which were issued to finance a high-speed rail project between Las Vegas and Southern California, was a notable detractor at the individual security level.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
Corporate	24.0%
Transportation	19.6
Health	17.2
State	11.7
County/City/Special District/School District	10.6
Housing	5.8
Utilities	5.1
Education	4.0
Tobacco	2.0
Construction & Engineering	— (c)

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(d)	Percent of Total Investments(b)
2026	21.5%
2027	11.9
2028	14.2
2029	11.6
2030	29.7

CREDIT QUALITY ALLOCATION
Credit Rating(e)	Percent of Total Investments(b)
AAA/Aaa	2.1%
AA/Aa	44.3
A	31.4
BBB/Baa	10.3
BB/Ba	3.5
B	0.7
CCC/Caa	0.1
N/R	7.6

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(e)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

2026 BlackRock Semi-Annual Report to Shareholders

Trust Summary as of January 31, 2026

BlackRock Municipal Income Quality Trust (BYM)
Investment Objective
BlackRock Municipal Income Quality Trust’s (BYM) (the “Trust”) investment objective is to provide current income exempt from U.S. federal income taxes, including the alternative minimum tax. The Trust seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its managed assets in municipal bonds exempt from U.S. federal income taxes, including the U.S. federal alternative minimum tax. The Trust also invests at least 80% of its managed assets in municipal bonds that are investment grade quality at the time of investment or, if unrated, determined to be of comparable quality by the investment adviser at the time of investment. The Trust may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by BlackRock to be of comparable quality, at the time of purchase. The Trust may invest directly in securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objective will be achieved.
On January 20, 2025, the Board of Trustees of each of BlackRock Municipal Income Quality Trust (BYM), BlackRock Municipal Income Trust (BFK) and BlackRock Municipal Income Trust II (BLE) (individually the "Target Fund") and the Board of Directors of BlackRock MuniHoldings Fund, Inc. (MHD) each approved the reorganization of BYM, BFK and BLE into MHD, with MHD continuing as the surviving Fund.
On June 6, 2025, the Board of Directors of BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (the "Target Fund") and the Board of Directors of MHD each approved the reorganization of MUE into MHD, with MHD continuing as the surviving Fund.
Subsequently, the respective common and preferred shareholders of each Target Fund and MHD approved the reorganizations, which were completed in the first quarter of 2026.
Trust Information
Symbol on New York Stock Exchange	BYM
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of January 31, 2026 ($11.15)(a)	5.97%
Tax Equivalent Yield(b)	10.08%
Current Monthly Distribution per Common Share	$0.055500
Current Annualized Distribution per Common Share(c)	$0.666000
Leverage as of January 31, 2026(d)	41%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/26	07/31/25	Change	High	Low
Closing Market Price	$ 11.15	$ 10.42	7.01%	$ 11.15	$ 10.42
Net Asset Value	12.00	11.39	5.36	12.19	11.39
Trust Summary

Trust Summary as of January 31, 2026(continued)

BlackRock Municipal Income Quality Trust (BYM)
Performance
Returns for the period ended January 31, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV(a)(b)	8.60%	3.48%	(0.71)%	2.30%
Trust at Market Price(a)(b)	10.30	5.86	(0.80)	2.18
Customized Reference Benchmark(c)	5.74	4.54	0.96	N/A
Bloomberg Municipal Bond Index(d)	5.80	4.70	0.86	2.32

(a)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Trust’s use of leverage, if any. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the sale of Trust shares.

(b)	The Trust’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (90%) and the Bloomberg Municipal Bond: High Yield
ex AMT (non-Investment Grade) Total Return Index (10%). The Customized Reference Benchmark commenced on September 30, 2016.

(d)	A benchmark that is designed to track the USD-denominated long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
The following discussion relates to the Trust’s absolute performance based on NAV:
The Trust’s return reflected contributions from both portfolio income and rising municipal bond prices. The Trust’s use of leverage, which augmented income and amplified price gains, was a key contributor in this environment. All sectors and rating categories produced positive absolute returns in the period. While there were a limited number of detractors given the market’s strong performance, specific individual holdings in the transportation and charter schools sectors finished with negative returns.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

2026 BlackRock Semi-Annual Report to Shareholders

Trust Summary as of January 31, 2026(continued)

BlackRock Municipal Income Quality Trust (BYM)
Overview of the Trust’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	19.7%
State	14.3
Corporate	13.4
Utilities	12.8
Transportation	12.0
Health	9.4
Housing	8.9
Education	6.2
Tobacco	3.3

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(c)	Percent of Total Investments(b)
2026	4.1%
2027	2.3
2028	11.9
2029	5.7
2030	8.7

CREDIT QUALITY ALLOCATION
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	15.9%
AA/Aa	47.5
A	20.9
BBB/Baa	3.6
BB/Ba	2.4
B	0.3
N/R	9.4

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
(b)	Excludes short-term securities.
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Trust Summary

Trust Summary as of January 31, 2026

BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
Investment Objective
BlackRock MuniHoldings California Quality Fund, Inc.’s (MUC) (the “Trust”) investment objective is to provide shareholders with current income exempt from U.S. federal income taxes and California personal income taxes. The Trust seeks to achieve its investment objective by investing primarily in municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax) and California personal income taxes. Under normal market conditions, the Trust invests at least 80% of its assets in investment grade municipal obligations with remaining maturities of one year or more at the time of investment. The municipal obligations in which the Trust primarily invests are either rated investment grade quality, or are considered by the Trust’s investment adviser to be of comparable quality, at the time of investment. The Trust may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by the Trust’s investment adviser to be of comparable quality, at the time of purchase. The Trust may invest directly in securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objective will be achieved.
On June 6, 2025, the Board of Directors of BlackRock MuniHoldings California Quality Fund, Inc. (MUC) and the Board of Trustees of BlackRock California Municipal Income Trust (BFZ) each approved the reorganization of BFZ into MUC, with MUC continuing as the surviving Fund. Subsequently, the respective common and preferred shareholders of MUC and BFZ approved the reorganization, which was completed in the first quarter of 2026.
Trust Information
Symbol on New York Stock Exchange	MUC
Initial Offering Date	February 27, 1998
Yield on Closing Market Price as of January 31, 2026 ($11.02)(a)	5.83%
Tax Equivalent Yield(b)	12.70%
Current Monthly Distribution per Common Share	$0.053500
Current Annualized Distribution per Common Share(c)	$0.642000
Leverage as of January 31, 2026(d)	40%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 54.1%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/26	07/31/25	Change	High	Low
Closing Market Price	$ 11.02	$ 10.06	9.54%	$ 11.02	$ 10.06
Net Asset Value	11.79	11.17	5.55	11.93	11.15
Performance
Returns for the period ended January 31, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV(a)(b)	8.75%	2.64%	(1.32)%	1.64%
Trust at Market Price(a)(b)	12.87	7.87	(1.18)	1.66
California Customized Reference Benchmark(c)	5.80	4.65	0.79	N/A
Bloomberg Municipal Bond Index(d)	5.80	4.70	0.86	2.32

(a)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Trust’s use of leverage, if any. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the sale of Trust shares.

(b)	The Trust’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The California Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond: California Exempt Total Return Index Unhedged (90%) and the California Bloomberg
Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%). The California Customized Reference Benchmark commenced on September 30, 2016.

(d)	A benchmark that is designed to track the USD-denominated long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

2026 BlackRock Semi-Annual Report to Shareholders

Trust Summary as of January 31, 2026(continued)

BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
The following discussion relates to the Trust’s absolute performance based on NAV:
Holdings in high-quality AA rated bonds with maturities of 20 years and longer were the largest contributors to absolute performance due to the combination of positive price action and their above-average yields. At the sector level, transportation was the largest contributor thanks in part to strength in airport bonds. General obligation school district bonds and public university issues also contributed.
Prepaid gas bonds constitute most of the Trust’s holdings on the front end of the yield curve (10-year maturities and below) due to their wider spreads and higher yields. These holdings further contributed to performance.
Positions in BBB rated securities and high yield bonds contributed, albeit to a lesser extent due to weakness in specific holdings in these areas. Select long-term tobacco zero coupon bonds detracted as consumption numbers continue to decline. A position in the bonds of Brightline West, which were issued to finance a high-speed rail project between Las Vegas and Southern California, was a notable detractor at the individual security level amid investor pessimism about government funding.
The Trust’s use of leverage, which augmented income and amplified price gains, contributed to performance in the positive market environment.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
Transportation	24.0%
County/City/Special District/School District	21.9
Corporate	16.9
Education	11.2
State	8.7
Utilities	7.7
Tobacco	3.3
Housing	3.3
Health	3.0
Construction & Engineering	— (c)

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(d)	Percent of Total Investments(b)
2026	3.2%
2027	6.0
2028	10.8
2029	6.1
2030	9.2

CREDIT QUALITY ALLOCATION
Credit Rating(e)	Percent of Total Investments(b)
AAA/Aaa	2.7%
AA/Aa	66.7
A	18.5
BBB/Baa	4.2
BB/Ba	0.2
CCC/Caa	0.1
N/R	7.6

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(e)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Trust Summary

Trust Summary as of January 31, 2026

BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
Investment Objective
BlackRock MuniHoldings Quality Fund II, Inc.’s (MUE) (the “Trust”) investment objective is to provide shareholders with current income exempt from U.S. federal income taxes. The Trust seeks to achieve its investment objective by investing primarily in long-term, investment grade municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). The municipal obligations in which the Trust primarily invests are either rated investment grade quality, or are considered by the Trust’s investment adviser to be of comparable quality, at the time of investment. Under normal market conditions, the Trust invests at least 80% of its assets in municipal obligations with remaining maturities of one year or more at the time of investment. The Trust may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by the Trust’s investment adviser to be of comparable quality, at the time of purchase. The Trust may invest directly in securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objective will be achieved.
On June 6, 2025, the Board of Directors of BlackRock MuniHoldings Quality Fund II, Inc. (MUE) and the Board of Directors of BlackRock MuniHoldings Fund, Inc. (MHD) each approved the reorganization of MUE into MHD, with MHD continuing as the surviving Fund. Subsequently, the respective common and preferred shareholders of MUE and MHD approved the reorganization, which was completed in the first quarter of 2026.
Trust Information
Symbol on New York Stock Exchange	MUE
Initial Offering Date	February 26, 1999
Yield on Closing Market Price as of January 31, 2026 ($10.15)(a)	6.03%
Tax Equivalent Yield(b)	10.19%
Current Monthly Distribution per Common Share	$0.051000
Current Annualized Distribution per Common Share(c)	$0.612000
Leverage as of January 31, 2026(d)	42%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/26	07/31/25	Change	High	Low
Closing Market Price	$ 10.15	$ 9.40	7.98%	$ 10.20	$ 9.39
Net Asset Value	10.95	10.33	6.00	11.16	10.31
Performance
Returns for the period ended January 31, 2026 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV(a)(b)	9.29%	2.79%	(0.48)%	2.06%
Trust at Market Price(a)(b)	11.33	4.41	(0.47)	2.05
National Customized Reference Benchmark(c)	5.76	4.50	0.98	N/A
Bloomberg Municipal Bond Index(d)	5.80	4.70	0.86	2.32

(a)
All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices and reflect the Trust’s use of leverage, if any. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the sale of Trust shares.

(b)	The Trust’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The National Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (90%) and the Bloomberg Municipal
Bond: High Yield (non-Investment Grade) Total Return Index (10%). The National Customized Reference Benchmark commenced on September 30, 2016.

(d)	A benchmark that is designed to track the USD-denominated long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.

2026 BlackRock Semi-Annual Report to Shareholders

Trust Summary as of January 31, 2026(continued)

BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
The following discussion relates to the Trust’s absolute performance based on NAV:
The Trust’s return reflected contributions from both portfolio income and rising municipal bond prices. The Trust’s use of leverage, which augmented income and amplified price gains, was a key contributor in this environment. All sectors and rating categories produced positive absolute returns in the period. While there were a limited number of detractors given the market’s strong performance, specific individual holdings in the transportation and charter schools sectors finished with negative returns.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
Transportation	23.8%
County/City/Special District/School District	15.5
Utilities	12.2
State	11.9
Corporate	10.9
Health	10.5
Housing	9.0
Education	4.4
Tobacco	1.8
Construction & Engineering	— (c)

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(d)	Percent of Total Investments(b)
2026	7.1%
2027	1.8
2028	5.5
2029	3.6
2030	8.4

CREDIT QUALITY ALLOCATION
Credit Rating(e)	Percent of Total Investments(b)
AAA/Aaa	9.2%
AA/Aa	53.4
A	20.3
BBB/Baa	6.3
BB/Ba	1.2
B	0.4
N/R	9.2

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
(b)	Excludes short-term securities.
(c)	Rounds to less than 0.1%.
(d)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(e)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Trust Summary

Schedule of Investments (unaudited)
January 31, 2026
BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 117.3%
Corporate(a) — 21.0%
California Community Choice Financing Authority, RB
Sustainability Bonds, 5.00%, 07/01/53	$12,000	$ 12,691,259
Sustainability Bonds, 5.00%, 12/01/53	6,020	6,332,328
Sustainability Bonds, 5.50%, 10/01/54	9,935	10,806,506
Series A, Sustainability Bonds, 5.00%, 01/01/56	2,250	2,387,573
Series A-1, Sustainability Bonds, 4.00%, 05/01/53	15,000	15,280,409
Series B, Sustainability Bonds, 5.00%, 01/01/55	5,500	5,804,002
Series B, Class B, Sustainability Bonds, 5.00%, 03/01/56	3,000	3,276,325
Series E-1, Sustainability Bonds, 5.00%, 02/01/54	3,000	3,204,433
Series G, Sustainability Bonds, 5.00%, 11/01/55	4,705	4,955,678
Central Valley Energy Authority, RB, 5.00%, 12/01/55	10,845	11,720,892
		76,459,405
County/City/Special District/School District — 28.9%
California Municipal Finance Authority, ST, Series A, 5.13%, 09/01/59	305	298,895
California Pollution Control Financing Authority, Refunding RB, 5.00%, 11/21/45(b)	2,500	2,537,289
California Statewide Communities Development Authority, SAB, Series B, 5.00%, 09/02/52	565	566,502
Chabot-Las Positas Community College District, GO, Series C, Election 2016, 5.25%, 08/01/48	6,925	7,410,475
City & County of San Francisco California, Refunding COP, Class A, Sustainability Bonds, 4.00%, 04/01/40	6,635	6,661,281
Corona-Norco Unified School District, GO, Series D, Election 2014, 5.00%, 08/01/49(c)	2,510	2,655,891
Dublin Unified School District, GO, Series B, Election 2020, 4.00%, 08/01/45	4,000	3,958,222
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5, GO, Series B, Election 2014, 4.25%, 10/01/41	6,000	6,012,647
Fremont Union High School District, GO, Election 2022, 4.00%, 08/01/48	3,685	3,610,553
Grossmont Union High School District, GO, Series I-2, 4.00%, 08/01/44	5,115	5,051,648
Los Angeles Unified School District, GO, Series QRR, Sustainability Bonds, 5.25%, 07/01/48	2,995	3,236,966
Menlo Park City School District, GO, Series A, Election 2024, 5.00%, 07/01/50	2,700	2,861,939
Mt San Antonio Community College District, GO
Series D, Election 2018, 4.00%, 08/01/49	3,500	3,376,102
Series A, Election 2024, 5.00%, 08/01/50	3,600	3,837,196
Municipal Improvement Corp of Los Angeles, RB, 5.50%, 05/01/55	2,335	2,527,599
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	4,000	4,042,284
Salinas Union High School District, GO, Series A, Election 2024, 5.00%, 08/01/50	1,500	1,590,369
San Diego Public Facilities Financing Authority, Refunding RB, Series A, 5.00%, 10/15/50	5,000	5,277,668
San Diego Unified School District, GO
Series O-2, Election 2008, Sustainability Bonds, 5.00%, 07/01/49	2,375	2,520,624
Series A-3, Sustainability Bonds, 5.00%, 07/01/48	3,000	3,178,443
San Francisco Bay Area Rapid Transit District, GO, Series A, Election 2016, Sustainability Bonds, 5.00%, 08/01/47	2,290	2,327,404
Security	Par (000)	Value
County/City/Special District/School District (continued)
San Jose Evergreen Community College District, GO, Series C, Election 2016, 4.00%, 09/01/45	$3,740	$ 3,745,377
San Mateo Foster City School District, GO, Series C, Election 2020, 5.00%, 08/01/51	1,825	1,922,171
San Mateo Joint Powers Financing Authority, RB, Series A, 5.00%, 07/15/43	1,965	2,032,759
Santa Clara County Financing Authority, RB, Series A, 4.00%, 05/01/45	3,575	3,533,100
Sequoia Union High School District, GO, Election 2022, 5.00%, 07/01/48	2,195	2,344,350
Tamalpais Union High School District, GO
Series A, Election 2024, 4.00%, 08/01/47	4,670	4,662,968
Series A, Election 2024, 4.13%, 08/01/49	2,500	2,507,221
Series A, Election 2024, 4.13%, 08/01/50	6,605	6,610,968
West Valley-Mission Community College District, GO, Series A, 4.00%, 08/01/44	4,000	4,007,046
		104,905,957
Education — 7.7%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	540	534,372
California Municipal Finance Authority, Refunding RB(b)(d)(e)
5.00%, 08/01/39	325	244,521
5.00%, 08/01/48	510	340,150
California School Finance Authority, RB, Series A, 5.00%, 06/01/58(b)	2,120	1,979,384
California School Finance Authority, Refunding RB(b)
Sustainability Bonds, 5.50%, 08/01/43	130	133,413
Sustainability Bonds, 5.50%, 08/01/47	125	125,656
California State University, RB
Series A, 5.25%, 11/01/48	3,010	3,262,050
Series A, 5.50%, 11/01/49	745	827,946
California State University, Refunding RB, Series A, 5.25%, 11/01/50	13,640	14,942,668
University of California, RB, Series AV, 5.00%, 05/15/47	5,440	5,512,221
		27,902,381
Health — 9.4%
California Health Facilities Financing Authority, RB
Series A, 5.00%, 11/15/48	6,190	6,237,926
Series A, 5.00%, 11/01/49	2,095	2,208,371
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 11/15/48	9,550	9,625,571
Series A, 5.00%, 08/15/51	5,000	5,205,134
California Public Finance Authority, RB, Series A, 6.38%, 06/01/59(b)	2,225	2,124,302
California Statewide Communities Development Authority, Refunding RB, Series A, 5.00%, 08/15/51	250	250,484
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 5.00%, 05/15/47	8,045	8,452,144
		34,103,932
Housing — 0.4%
California Housing Finance Agency, RB, M/F Housing, Series A, 4.25%, 01/15/35	1	635
CSCDA Community Improvement Authority, RB, M/F Housing, Mezzanine Lien, 4.00%, 05/01/57(b)	1,840	1,288,829
		1,289,464

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State — 4.9%
California State Public Works Board, RB
Series A, 5.00%, 04/01/49	$4,890	$ 5,163,140
Series C, 5.00%, 11/01/50	5,910	6,251,475
State of California, GO, 5.00%, 11/01/50	5,985	6,355,364
		17,769,979
Tobacco — 5.6%
California County Tobacco Securitization Agency, Refunding RB, CAB(f)
0.00%, 06/01/55	2,425	478,568
Series B-2, Subordinate, 0.00%, 06/01/55	1,755	329,963
Golden State Tobacco Securitization Corp., Refunding RB, Series B, 5.00%, 06/01/51	12,250	12,024,579
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(f)	16,050	1,683,210
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	6,000	6,004,450
		20,520,770
Transportation — 27.1%
California Infrastructure & Economic Development Bank, Refunding RB, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(b)	10,340	7,755,000
City of Long Beach California Harbor Revenue, ARB, Series A, AMT, 5.00%, 05/15/40	5,000	5,094,776
City of Long Beach California Harbor Revenue, Refunding ARB, Series C, 5.00%, 05/15/47	1,480	1,500,771
City of Los Angeles Department of Airports, ARB
Series B, AMT, 5.00%, 05/15/36	1,090	1,094,476
Series B, AMT, 5.00%, 05/15/41	6,000	6,016,535
Series B, AMT, 5.00%, 05/15/46	7,860	7,866,670
Series C, AMT, Subordinate, 5.00%, 05/15/44	4,130	4,173,889
AMT, Sustainability Bonds, 5.00%, 05/15/47	1,365	1,403,708
AMT, Sustainability Bonds, 5.25%, 05/15/47	3,900	4,059,857
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.50%, 05/15/40	3,490	3,849,459
AMT, 5.50%, 05/15/47	4,250	4,484,542
AMT, 5.00%, 05/15/48	1,500	1,513,121
Series S, AMT, 5.00%, 05/15/40	4,450	4,752,511
City of Los Angeles Department of Airports, Refunding RB
Series D, Subordinate, 5.25%, 05/15/51	5,000	5,427,934
Series D, Class D, Subordinate, 5.00%, 05/15/48	5,000	5,377,440
County of Sacramento California Airport System Revenue, ARB, 5.25%, 07/01/49	1,310	1,408,099
County of Sacramento California Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/39	1,000	1,030,843
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A, AMT, 5.00%, 03/01/37	1,280	1,296,599
San Diego County Regional Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/47	3,000	3,012,963
Series B, AMT, 5.00%, 07/01/48	6,890	7,101,703
Series B, AMT, 5.25%, 07/01/50	9,300	9,751,243
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.00%, 05/01/49	4,000	4,032,537
Series D, AMT, 5.00%, 05/01/43	6,130	6,266,153
		98,270,829
Security	Par (000)	Value
Utilities — 12.3%
Coachella Valley Water District Stormwater System Revenue, COP, Series A, 5.00%, 08/01/47	$1,250	$ 1,320,710
Contra Costa Water District, Refunding RB, Series V, 5.00%, 10/01/44	2,310	2,417,876
East Bay Municipal Utility District Wastewater System Revenue, RB, Series A, Sustainability Bonds, 5.00%, 06/01/50	1,435	1,537,515
East Bay Municipal Utility District Water System Revenue, RB
Series A, Sustainability Bonds, 4.00%, 06/01/45	1,730	1,730,249
Series A, Sustainability Bonds, 5.00%, 06/01/55	1,760	1,870,742
Ontario Public Financing Authority, RB, Series A, 5.00%, 08/01/49	1,625	1,721,935
Puente Basin Water Agency, RB, Series A, 5.00%, 06/01/49	2,620	2,788,758
Sacramento Municipal Utility District, Refunding RB
Series H, Sustainability Bonds, 4.00%, 08/15/45	15,000	14,823,022
Series M, Sustainability Bonds, 5.00%, 11/15/45	1,000	1,086,178
Series M, Sustainability Bonds, 5.00%, 11/15/49	2,770	2,937,603
San Diego Public Facilities Financing Authority, RB, Series A, 5.00%, 05/15/49	1,160	1,237,738
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series C, Sustainability Bonds, 5.00%, 10/01/49	1,975	2,103,503
San Mateo Foster City Public Financing Authority, RB, 4.00%, 08/01/44	7,500	7,474,592
Santa Ana Public Financing Authority, Refunding RB, 5.00%, 09/01/49	1,685	1,783,785
		44,834,206
Total Municipal Bonds in California		426,056,923
New Hampshire — 1.4%
Housing — 1.4%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, Sustainability Bonds, 3.92%, 07/20/39(a)	5,284	5,205,438
Puerto Rico — 4.1%
State — 4.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,719	1,658,024
Series A-1, Restructured, 5.00%, 07/01/58	9,405	9,205,179
Series A-2, Restructured, 4.78%, 07/01/58	2,530	2,413,420
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(f)	4,520	1,566,096
Total Municipal Bonds in Puerto Rico		14,842,719
Total Municipal Bonds — 122.8% (Cost: $441,575,517)		446,105,080
Municipal Bonds Transferred to Tender Option Bond Trusts(g)
California — 44.3%
County/City/Special District/School District — 9.0%
Clovis Unified School District, GO, Election 2020, Series B, 5.00%, 08/01/47	10,000	10,406,790
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
County/City/Special District/School District (continued)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Refunding RB, Sustainability Bonds, Series A, 5.00%, 07/01/44	$11,200	$ 11,663,879
Los Angeles Unified School District, GO, Sustainability Bonds, Series QRR, 5.25%, 07/01/47	10,000	10,750,317
		32,820,986
Education — 8.9%
California State University, Refunding RB
Series A, 5.00%, 11/01/48	10,070	10,328,330
Series A, 5.25%, 11/01/50(h)	20,000	21,910,070
		32,238,400
Health — 7.4%
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 5.00%, 05/15/47	25,625	26,921,839
State — 2.6%
State of California, Refunding GO, 5.00%, 03/01/49	8,750	9,359,305
Transportation — 13.0%
City of Los Angeles Department of Airports, Refunding ARB, AMT, Sustainability Bonds, Series A, 5.25%, 05/15/50	19,365	20,308,682
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, AMT, Series A, 5.00%, 05/01/47(h)	16,735	16,772,286
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, AMT, Series C, 5.75%, 05/01/48(h)	9,600	10,293,133
		47,374,101
Utilities — 3.4%
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Sustainability Bonds, Series A, 4.00%, 10/01/49	12,790	12,169,432
Total Municipal Bonds in California		160,884,063
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 44.3% (Cost: $159,374,414)		160,884,063

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(e)(i)	86,114	172,228
Total Warrants — 0.0% (Cost: $ — )		172,228
Total Long-Term Investments — 167.1% (Cost: $600,949,931)		607,161,371
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.03%(j)(k)	6,351,793	$ 6,352,429
Total Short-Term Securities — 1.8% (Cost: $6,352,429)		6,352,429
Total Investments — 168.9% (Cost: $607,302,360)		613,513,800
Other Assets Less Liabilities — 0.4%		1,881,427
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.2)%		(80,785,975)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (47.1)%		(171,300,000)
Net Assets Applicable to Common Shares — 100.0%		$ 363,309,252

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Zero-coupon bond.
(g)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(h)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between November 1, 2026 to May 1, 2033, is $24,423,240.
See Note 4 of the Notes to Financial Statements for details.

(i)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)	Affiliate of the Trust.
(k)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock California Municipal Income Trust (BFZ)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 7,622,997	$ —	$ (1,270,568)(a)	$ —	$ —	$ 6,352,429	6,351,793	$ 50,563	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended January 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ 105,154	$ —	$ 105,154
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 446,105,080	$ —	$ 446,105,080
Municipal Bonds Transferred to Tender Option Bond Trusts	—	160,884,063	—	160,884,063
Warrants	—	—	172,228	172,228
Short-Term Securities
Money Market Funds	6,352,429	—	—	6,352,429
	$6,352,429	$606,989,143	$172,228	$613,513,800
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(80,299,992)	$—	$(80,299,992)
VRDP Shares at Liquidation Value	—	(171,300,000)	—	(171,300,000)
	$—	$(251,599,992)	$—	$(251,599,992)
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2026
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 10.2%
Alabama Economic Settlement Authority, RB, Series A, 4.00%, 09/15/33	$5,000	$ 5,009,449
Alabama Public School and College Authority, Refunding RB, Series A, Sustainability Bonds, 5.00%, 11/01/30	11,900	13,327,868
Baldwin County Industrial Development Authority, RB, Series A, AMT, 5.00%, 06/01/55(a)(b)	5,000	5,109,596
Birmingham-Jefferson Civic Center Authority, ST
Series A, 5.00%, 07/01/31	1,100	1,153,660
Series A, 5.00%, 07/01/32	1,150	1,204,005
Series A, 5.00%, 07/01/33	1,600	1,671,960
Black Belt Energy Gas District, RB
Series A, 5.00%, 05/01/30	4,380	4,540,491
Series A, 5.25%, 01/01/54(a)	10,000	10,703,940
Series A, 5.25%, 05/01/55(a)	2,005	2,162,990
Series B, 5.25%, 12/01/53(a)	3,500	3,773,811
Series D, 5.00%, 03/01/55(a)	6,245	6,744,607
Series E, 5.00%, 05/01/30	1,675	1,797,164
Series F, 5.00%, 12/01/30	1,210	1,294,124
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.00%, 10/01/30	2,500	2,755,007
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(a)	3,095	3,357,948
Health Care Authority of the City of Huntsville, Refunding RB, Series A, 5.00%, 06/01/53(a)	20,000	21,872,802
Homewood Educational Building Authority, Refunding RB
5.00%, 12/01/33	1,010	1,023,381
5.00%, 12/01/34	1,380	1,396,912
Hoover Industrial Development Board, RB, AMT, Sustainability Bonds, 6.38%, 11/01/50(a)	1,965	2,157,378
Orange Beach Water Sewer & Fire Protection Authority, RB, 4.00%, 05/15/30	510	540,995
Southeast Energy Authority A Cooperative District, RB
Series A, 5.00%, 01/01/56(a)	1,230	1,280,498
Series A-2, 4.87%, 01/01/53(a)	30,265	31,810,152
Series B-1, 5.00%, 05/01/53(a)	9,375	9,762,366
Series E, 5.00%, 10/01/30	25,000	27,142,667
		161,593,771
Arizona — 1.2%
Arizona Industrial Development Authority, RB(b)
4.00%, 07/01/29	465	464,486
4.50%, 07/01/29	555	555,700
Series A, 4.00%, 07/01/29	2,935	2,935,626
Sustainability Bonds, 4.00%, 07/01/30	410	402,615
Chandler Industrial Development Authority, RB(a)
AMT, 4.10%, 12/01/37	3,570	3,614,431
AMT, 4.00%, 06/01/49	5,000	5,100,040
Maricopa County Industrial Development Authority, Refunding RB
4.00%, 07/01/29(b)	820	828,159
5.00%, 01/01/31	4,280	4,379,838
		18,280,895
California — 12.2%
Alameda Corridor Transportation Authority, Refunding RB, Series A, Sub Lien, (AMBAC), 0.00%, 10/01/30(c)	10,530	9,208,608
Security	Par (000)	Value
California (continued)
Bay Area Toll Authority, RB, Class A, 3.53%, 04/01/36(a)	$3,000	$ 3,005,349
Bay Area Toll Authority, Refunding RB, Series E, 2.69%, 04/01/56(a)	3,250	3,203,139
California Community Choice Financing Authority, RB(a)
Sustainability Bonds, 4.40%, 12/01/53	6,750	6,868,128
Sustainability Bonds, 5.50%, 10/01/54	2,465	2,681,232
Series E-2, Sustainability Bonds, 4.12%, 02/01/54	9,780	9,930,185
Series G, Sustainability Bonds, 5.25%, 11/01/54	1,785	1,917,810
California Health Facilities Financing Authority, RB
Series A, 5.00%, 11/15/32	1,600	1,670,818
Series A, 5.00%, 11/15/33	1,855	1,934,599
California Housing Finance Agency, RB, M/F Housing, Series 2021-1, Class A, 3.50%, 11/20/35	3,471	3,465,545
California Infrastructure & Economic Development Bank, Refunding RB, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(b)	4,130	3,097,500
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/33	4,000	4,133,181
California Municipal Finance Authority, RB, Series A, AMT, 4.00%, 07/15/29	3,900	3,933,632
California Municipal Finance Authority, Refunding RB
Series A, 5.00%, 07/01/30	1,200	1,226,257
Series A, 5.00%, 07/01/31	1,050	1,072,224
California Pollution Control Financing Authority, RB, Series A, AMT, 4.25%, 11/01/38(a)	8,350	8,645,725
California School Finance Authority, RB(b)
5.00%, 06/01/30	565	565,989
Series A, 5.00%, 06/01/29	195	195,796
Series A, 4.00%, 06/01/31	240	181,873
Series A, 5.00%, 06/01/32	985	1,000,347
City of Long Beach California Harbor Revenue, ARB, Series A, AMT, 5.00%, 05/15/34	1,650	1,694,468
City of Los Angeles Department of Airports, ARB, AMT, Sustainability Bonds, 5.00%, 05/15/30	13,250	14,546,458
Compton Unified School District, GO, CAB(c)
Series B, (BAM), 0.00%, 06/01/33	1,000	784,073
Series B, (BAM), 0.00%, 06/01/34	1,125	847,719
Series B, (BAM), 0.00%, 06/01/35	1,000	721,376
Series B, (BAM), 0.00%, 06/01/36	1,000	687,177
El Camino Community College District Fountation, GO, CAB(c)
Series C, Election 2002, 0.00%, 08/01/30	9,090	8,112,620
Series C, Election 2002, 0.00%, 08/01/31	12,465	10,800,413
Series C, Election 2002, 0.00%, 08/01/32	17,435	14,620,400
Monterey Peninsula Community College District, Refunding GO, CAB(c)
0.00%, 08/01/30	3,500	3,054,695
0.00%, 08/01/31	5,940	4,999,893
M-S-R Energy Authority, RB, Series C, 6.13%, 11/01/29	1,640	1,741,157
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/30	500	511,054
Series A, AMT, 5.00%, 03/01/31	1,500	1,530,846
Series A, AMT, 5.00%, 03/01/32	1,000	1,018,988
Series A, AMT, 5.00%, 03/01/33	975	992,049
Series A, AMT, 5.00%, 03/01/34	1,250	1,270,887
Series A, AMT, 5.00%, 03/01/35	2,000	2,031,639
Northern California Energy Authority, Refunding RB, 5.00%, 12/01/54(a)	23,035	24,759,333

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Poway Unified School District, GO(c)
Series 1-A, Election 2008, 0.00%, 08/01/30	$10,000	$ 8,922,946
Series 1-A, Election 2008, 0.00%, 08/01/32	7,500	6,283,629
San Diego County Regional Airport Authority, ARB, Sub-Series B, AMT, 5.00%, 07/01/33	1,000	1,027,038
San Rafael City Elementary School District, GO, Series C, Election 2002, (NPFGC), 0.00%, 08/01/30(c)	6,350	5,652,154
Washington Township Health Care District, Refunding RB, Series B, 3.00%, 07/01/28	750	742,546
Wiseburn School District, GO, Series A, Election 2007, (NPFGC), 0.00%, 08/01/30(c)	7,505	6,701,018
		191,992,513
Colorado — 4.5%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/30	12,780	14,068,252
Series A, AMT, 5.00%, 12/01/33	25,000	26,283,835
City & County of Denver Colorado Pledged Excise Tax Revenue, RB, CAB, Series A-2, 0.00%, 08/01/30(c)	1,000	843,756
City & County of Denver Colorado, Refunding RB, AMT, 5.00%, 10/01/32	2,500	2,503,231
Colorado Educational & Cultural Facilities Authority, Refunding RB, 4.00%, 12/01/30(b)	830	809,899
Colorado Health Facilities Authority, RB
5.00%, 11/01/30	1,000	1,107,644
Class A, 5.00%, 11/15/60(a)	9,560	10,540,254
Series B, 2.63%, 05/15/29	1,875	1,869,127
Series D, 2.83%, 05/15/61(a)	7,000	6,997,947
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/37	3,000	3,028,789
E-470 Public Highway Authority, Refunding RB, Series B, 3.20%, 09/01/39(a)	3,160	3,155,002
		71,207,736
Connecticut — 0.4%
Capital Region Development Authority, Refunding RB, (SAP), 5.00%, 06/15/31	1,125	1,191,566
Connecticut State Health & Educational Facilities Authority, RB, Series A, 5.00%, 01/01/30(b)	240	241,526
Connecticut State Health & Educational Facilities Authority, Refunding RB
Series G-1, 5.00%, 07/01/27(b)	225	228,539
Series G-1, 5.00%, 07/01/28(b)	300	307,998
Series G-1, 5.00%, 07/01/29(b)	300	311,143
Series G-1, 5.00%, 07/01/34(b)	355	364,614
Series I-1, 5.00%, 07/01/35	400	410,615
State of Connecticut, GO, Series A, 5.00%, 04/15/33	3,600	3,793,005
		6,849,006
Delaware — 0.4%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/26	850	853,584
Series A, 5.00%, 07/01/27	890	902,551
Series A, 5.00%, 07/01/28	935	952,830
Security	Par (000)	Value
Delaware (continued)
Delaware State Health Facilities Authority, RB, 4.00%, 06/01/35	$1,370	$ 1,371,127
Delaware Transportation Authority, Refunding RB, 5.00%, 09/01/30	2,000	2,226,954
		6,307,046
District of Columbia — 1.6%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series A-2, (Remove), 3.60%, 03/01/46(a)	5,500	5,585,053
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	18,325	20,126,741
		25,711,794
Florida — 9.2%
Ave Maria Stewardship Community District Special Assessment, 4.00%, 05/01/30	465	467,238
Bella Tara Community Development District, SAB, 5.00%, 05/01/30	885	889,657
Capital Projects Finance Authority, RB, Series A-1, 5.00%, 10/01/30	1,000	1,073,240
Capital Trust Agency, Inc., RB(b)
Series A, 4.00%, 06/15/29	940	930,875
Series A-1, 3.38%, 07/01/31	1,420	1,373,082
Capital Trust Authority, Refunding RB, Series A, (AGM), 5.00%, 12/01/30	12,000	13,242,199
Center Lake Ranch West Community Development District, SAB, 4.00%, 05/01/30(b)	300	301,440
City of Lakeland Florida, Refunding RB, 5.00%, 11/15/30	3,750	3,807,930
City Of South Miami Health Facilities Authority, Inc., RB, 5.00%, 08/15/65(a)	3,000	3,229,594
City Of South Miami Health Facilities Authority, Inc., Refunding RB
5.00%, 08/15/30	3,245	3,369,629
5.00%, 08/15/31	3,130	3,247,736
5.00%, 08/15/34	6,475	6,689,776
Connerton East Community Development District Special Assessment, 4.00%, 06/15/30	250	251,594
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series A, AMT, 5.00%, 10/01/30	4,285	4,704,338
County of Miami-Dade Florida, Refunding RB
Series B, 4.00%, 04/01/30	12,305	12,329,565
Series B, 4.00%, 04/01/32	6,690	6,701,968
County of St. Johns Florida Water & Sewer Revenue, Refunding RB, CAB(c)
Series B, 0.00%, 06/01/30	2,000	1,762,304
Series B, 0.00%, 06/01/31	1,295	1,102,454
Series B, 0.00%, 06/01/32	2,495	2,046,248
Double Branch Community Development District, Refunding SAB, Series A-1, Senior Lien, 4.13%, 05/01/31	1,200	1,200,417
Firethorn Community Development District Special Assessment, 4.10%, 05/01/30	475	477,888
Florida Development Finance Corp., RB
AMT, 5.00%, 05/01/29(b)	1,500	1,516,852
AMT, 3.00%, 06/01/32	2,665	2,482,663
AMT, 4.45%, 07/01/37(a)(b)	5,000	5,059,876
Florida Development Finance Corp., Refunding RB
4.00%, 06/01/26(b)	110	110,099
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., Refunding RB (continued)
4.00%, 09/15/30(b)	$430	$ 422,896
AMT, 5.00%, 07/01/34	2,500	1,875,000
AMT, (AGM), 5.00%, 07/01/44	4,685	4,635,008
Greater Orlando Aviation Authority RB, AMT, 5.25%, 11/01/34	2,500	2,692,550
Harvest Hills South Community Development District, SAB, 4.25%, 05/01/30	300	302,230
Hillsborough County Aviation Authority, ARB
AMT, 5.00%, 10/01/30	2,325	2,551,461
Class B, AMT, 5.00%, 10/01/30	9,145	10,035,746
Lakewood Ranch Stewardship District, Refunding SAB, 3.20%, 05/01/30(b)	540	532,900
Lakewood Ranch Stewardship District, SAB, 5.40%, 05/01/28	780	796,804
Lakewood Ranch Stewardship District, SAB, S/F Housing, 3.40%, 05/01/30	375	373,881
Lee County Industrial Development Authority, RB, Series B-3, 4.13%, 11/15/29	3,415	3,437,916
LT Ranch Community Development District, SAB, 3.40%, 05/01/30	985	973,628
Miami Beach Health Facilities Authority, Refunding RB, 5.00%, 11/15/30	1,000	1,001,482
New Port Corners Community Development District, SAB, 4.00%, 06/15/30(b)	225	226,426
Palm Beach County Health Facilities Authority, Refunding RB, 5.00%, 11/15/32	18,130	18,393,210
Sarasota National Community Development District, Refunding SAB, 3.50%, 05/01/31	1,000	1,008,887
School Board of Miami-Dade County, Refunding COP, Series A, 5.00%, 05/01/32	9,000	9,052,864
St. Johns County Industrial Development Authority, Refunding RB
4.00%, 12/15/28	200	200,799
4.00%, 12/15/29	215	216,112
4.00%, 12/15/30	195	196,065
4.00%, 12/15/31	205	205,548
Tolomato Community Development District, Refunding SAB, Sub-Series A-2, 3.85%, 05/01/29	410	414,483
Village Community Development District No. 15, SAB, 4.25%, 05/01/28(b)	560	567,677
Village Community Development District No. 16, SAB, 3.55%, 05/01/30	1,050	1,058,439
Village Community Development District No. 5, Refunding SAB
3.50%, 05/01/28	2,645	2,644,937
4.00%, 05/01/33	925	925,087
4.00%, 05/01/34	1,825	1,825,085
		144,935,783
Georgia — 7.8%
Atlanta Urban Residential Finance Authority, RB, M/F Housing, (HUD SECT 8), 3.15%, 12/01/29(a)	3,550	3,573,513
DeKalb County Housing Authority, RB, M/F Housing, Series A, 4.00%, 12/01/33	6,870	7,043,690
DeKalb County Housing Authority, Refunding RB, 4.13%, 12/01/34	1,460	1,478,429
Georgia Ports Authority, ARB, 5.00%, 07/01/30	1,175	1,308,372
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/29	1,250	1,321,796
Series A, 5.00%, 05/15/30	8,000	8,455,059
Security	Par (000)	Value
Georgia (continued)
Main Street Natural Gas, Inc., RB (continued)
Series A, 4.00%, 09/01/52(a)	$15,000	$ 15,328,887
Series A, 5.00%, 06/01/53(a)	31,375	33,308,538
Series B, 5.00%, 07/01/53(a)	8,910	9,434,206
Series C, 5.00%, 09/01/53(a)	6,290	6,686,109
Series D, 5.00%, 05/01/54(a)	9,325	9,878,957
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	9,865	10,567,164
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 01/01/34	8,000	8,379,661
Municipal Electric Authority of Georgia, Refunding RB
5.00%, 01/01/29	2,000	2,140,976
5.00%, 01/01/30	1,905	2,075,353
Series A-R, Subordinate, 5.00%, 01/01/30	1,250	1,361,780
		122,342,490
Guam — 0.2%
Territory of Guam, Refunding RB
Series F, 5.00%, 01/01/30	1,160	1,251,959
Series F, 5.00%, 01/01/31	1,250	1,367,218
		2,619,177
Idaho — 0.0%
Idaho Housing & Finance Association, RB, Series A, 4.63%, 07/01/29(b)	115	115,862
Illinois — 6.4%
Chicago Board of Education, Refunding GO
Series B, 5.25%, 12/01/30	515	542,273
Series C, 5.25%, 12/01/30	810	852,896
Chicago Housing Authority, RB, M/F Housing
Series A, (HUD SEC 8), 5.00%, 01/01/33	3,000	3,106,526
Series A, (HUD SEC 8), 5.00%, 01/01/35	1,500	1,551,250
Chicago Midway International Airport, Refunding ARB, Series A, AMT, Senior Lien, 5.00%, 01/01/30	2,500	2,691,860
City of Chicago Illinois, Refunding GO, Series B, 4.00%, 01/01/30	1,053	1,066,853
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 11/01/24	425	294,313
Series A, 5.00%, 11/01/26(d)(e)	460	318,550
Series A, 5.00%, 11/01/28(d)(e)	1,745	1,208,413
Series A, 5.00%, 11/01/29(d)(e)	1,840	1,274,200
Series A, 5.00%, 11/01/30(d)(e)	1,935	1,339,987
Series A, 4.00%, 10/01/32	1,000	1,004,412
Series A, 4.00%, 02/01/33	12,850	12,859,860
Series B, 5.00%, 08/15/30	3,205	3,281,671
Series B, 2.98%, 05/01/42(a)	1,750	1,746,163
Series C, 5.00%, 02/15/30	12,000	12,291,607
Illinois State Toll Highway Authority, Refunding RB, Series A, 4.00%, 12/01/31	20,000	20,019,772
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, Refunding GO, Series A, 5.00%, 01/01/30	6,350	6,504,881
Metropolitan Pier & Exposition Authority, Refunding RB
5.00%, 12/15/28	1,200	1,245,974
5.00%, 12/15/30	1,385	1,434,414
Sales Tax Securitization Corp., Refunding RB, Series A, 2nd Lien, 5.00%, 01/01/30	10,000	10,870,527
State of Illinois, GO
Series A, 5.00%, 12/01/28	7,450	7,758,550

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
State of Illinois, GO (continued)
Series B, 5.00%, 09/01/30	$7,500	$ 8,258,786
Upper Illinois River Valley Development Authority, Refunding RB, 4.00%, 01/01/31(b)	150	149,076
		101,672,814
Indiana — 1.2%
Indiana Finance Authority, Refunding RB
Series A, 4.13%, 12/01/26	3,665	3,676,660
Series A, 5.00%, 09/15/29	1,165	1,213,435
Series A, 5.00%, 09/15/30	1,220	1,282,056
Series B, 2.58%, 03/01/39(a)	920	916,272
Series C, 5.00%, 10/01/64(a)	8,335	8,963,338
Northern Indiana Commuter Transportation District, RB
5.00%, 07/01/32	1,000	1,007,812
5.00%, 07/01/33	1,400	1,410,068
		18,469,641
Kansas — 0.1%
City of Manhattan Kansas, Refunding RB, Series A, 4.00%, 06/01/26	315	315,221
City of Shawnee Kansas, RB, 4.00%, 08/01/31(b)	400	383,996
Wyandotte County-Kansas City Unified Government Utility System Revenue, RB, Series A, 5.00%, 09/01/33	1,370	1,372,249
		2,071,466
Kentucky — 1.0%
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	6,545	6,597,607
Kentucky Public Transportation Infrastructure Authority, RB, CAB, 0.00%, 07/01/30(c)	1,230	1,001,105
Louisville/Jefferson County Metropolitan Government, Refunding RB, Series A, 5.00%, 10/01/32	7,300	7,396,766
		14,995,478
Louisiana — 1.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 08/15/30	4,700	4,859,879
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, Series A, 2.00%, 06/01/30	1,250	1,180,772
Louisiana Public Facilities Authority, RB(b)
Series A, 5.00%, 06/01/29	465	470,891
Series A, 5.00%, 04/01/30	375	377,481
Series A, 5.00%, 06/01/31	500	490,275
Parish of St. James Louisiana, RB(a)
6.10%, 06/01/38(b)	9,875	10,945,749
3.70%, 08/01/41	1,000	1,020,704
		19,345,751
Maine — 0.1%
City of Portland Maine General Airport Revenue, Refunding RB, Sustainability Bonds, 4.00%, 01/01/35	1,000	1,025,710
Maryland — 1.9%
City of Baltimore Maryland, Refunding RB, Convertible, 5.00%, 09/01/31	1,250	1,272,461
County of Prince George’s Maryland, TA, 5.00%, 07/01/30(b)	585	592,850
Security	Par (000)	Value
Maryland (continued)
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/33	$1,765	$ 1,831,558
Maryland Health & Higher Educational Facilities Authority, Refunding RB
5.00%, 07/01/30	3,525	3,884,590
5.00%, 07/01/33	1,385	1,420,369
5.00%, 07/01/34	775	798,452
Series A, 5.00%, 01/01/31	2,865	2,889,548
Series A, 5.00%, 01/01/32	3,010	3,035,131
Series A, 5.00%, 01/01/33	3,165	3,190,505
State of Maryland Department of Transportation, ARB, 5.00%, 09/01/29	5,470	5,699,404
State of Maryland, GO, Series 1, 3.00%, 03/15/34	5,000	4,994,994
		29,609,862
Massachusetts — 1.8%
Commonwealth of Massachusetts, GOL, Series I, 5.00%, 12/01/33	5,000	5,097,012
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Series B, 5.25%, 07/01/30	1,900	2,063,445
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, CAB, Series A, 0.00%, 07/01/32(c)	4,000	3,293,216
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/33	1,070	1,083,636
Massachusetts Development Finance Agency, Refunding RB
Series A, 5.00%, 01/01/32	2,020	2,079,094
Series A, 5.00%, 01/01/33	1,500	1,540,789
Series A, 5.00%, 01/01/34	2,085	2,137,692
Series A, 5.00%, 01/01/35	2,000	2,046,145
Massachusetts Housing Finance Agency, RB, M/F Housing, Sustainability Bonds, 3.15%, 06/01/30	8,500	8,566,205
		27,907,234
Michigan — 3.3%
City of Detroit Michigan, GO
5.00%, 04/01/27	580	593,530
5.00%, 04/01/28	665	693,687
5.00%, 04/01/29	665	694,070
5.00%, 04/01/30	510	532,208
5.00%, 04/01/31	735	766,312
5.00%, 04/01/32	625	650,721
5.00%, 04/01/33	830	862,409
Kalamazoo Hospital Finance Authority, Refunding RB, 5.00%, 05/15/28	5,655	5,693,685
Michigan Finance Authority, Refunding RB, 3.03%, 04/15/47(a)	16,595	16,554,556
Michigan Strategic Fund, RB
AMT, 5.00%, 06/30/30	1,325	1,387,085
AMT, 5.00%, 12/31/32	2,000	2,081,065
AMT, Sustainability Bonds, 4.00%, 10/01/61(a)	3,690	3,687,503
Saginaw Valley State University, Refunding RB
Series A, 5.00%, 07/01/31	2,070	2,089,685
Series A, 5.00%, 07/01/32	1,430	1,443,121
Wayne County Airport Authority, Refunding RB, Class G, AMT, 5.00%, 12/01/30	12,500	13,712,573
		51,442,210
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Minnesota — 0.5%
City of Spring Lake Park Minnesota, RB, 4.00%, 06/15/29	$820	$ 816,869
Minnesota Housing Finance Agency, RB, S/F Housing
Series L, AMT, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.90%, 01/01/30	440	461,048
Series L, AMT, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.95%, 07/01/30	465	490,265
Sartell-St Stephen Independent School District No. 748, GO, CAB(c)
Series B, (Remove), 0.00%, 02/01/30	3,915	3,409,441
Series B, (Remove), 0.00%, 02/01/31	2,190	1,835,855
Series B, (Remove), 0.00%, 02/01/32	1,450	1,166,826
		8,180,304
Mississippi — 1.2%
Mississippi Development Bank, Refunding RB
Series A, (AGM), 5.00%, 03/01/30	2,280	2,283,791
Series A, (AGM), 5.00%, 03/01/31	1,595	1,597,457
Series A, (AGM), 5.00%, 03/01/32	2,000	2,002,882
Series A, (AGM), 5.00%, 03/01/33	1,275	1,276,685
State of Mississippi Gaming Tax Revenue, RB, Series E, 5.00%, 10/15/33	12,225	12,241,005
		19,401,820
Missouri — 0.6%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
5.00%, 11/15/30	5,000	5,034,391
4.00%, 05/15/32	1,680	1,684,439
4.00%, 05/15/33	2,000	2,004,233
Series A, 5.00%, 02/01/30	485	515,224
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 3.88%, 11/15/29	635	614,422
St. Louis Land Clearance for Redevelopment Authority, Refunding RB, 3.88%, 10/01/35	270	273,425
		10,126,134
Montana — 0.6%
City of Forsyth Montana, Refunding RB, Series A, 3.90%, 03/01/31(a)	10,050	10,053,656
Nebraska — 0.0%
Elkhorn School District, GO, 4.00%, 12/15/33	375	389,639
Nevada — 0.3%
County of Clark Nevada, Refunding GOL, Series B, 4.00%, 11/01/34	5,000	5,035,306
State of Nevada Department of Business & Industry, RB
Series A, 5.00%, 07/15/27	150	150,088
Series A, 4.50%, 12/15/29(b)	310	310,091
		5,495,485
New Hampshire — 1.5%
National Finance Authority Affordable Housing Certificates, RB, Series 2024-1, 4.15%, 10/20/40	19,102	19,166,137
New Hampshire Business Finance Authority, RB, Series A, Sustainability Bonds, 5.00%, 06/01/30	400	433,835
New Hampshire Business Finance Authority, Refunding RB
4.00%, 01/01/28	285	288,119
Security	Par (000)	Value
New Hampshire (continued)
New Hampshire Business Finance Authority, Refunding RB (continued)
4.00%, 01/01/29	$300	$ 304,931
Class A, AMT, 4.00%, 10/01/33(a)	3,895	3,906,168
		24,099,190
New Jersey — 13.2%
New Jersey Economic Development Authority, ARB
5.25%, 09/15/29	4,590	4,596,965
Series A, AMT, 5.63%, 11/15/30	1,740	1,746,957
Series B, AMT, 5.63%, 11/15/30	1,315	1,320,258
New Jersey Economic Development Authority, RB
Series A, 4.00%, 07/01/29	235	235,620
Series A, 5.00%, 06/15/32	4,500	4,699,545
Series C, 5.00%, 06/15/32	3,600	3,759,636
AMT, 5.00%, 01/01/28	4,705	4,715,078
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/28	1,000	1,031,368
5.00%, 01/01/29	1,225	1,263,083
(AGM), 5.00%, 06/01/30	1,500	1,544,794
(AGM), 5.00%, 06/01/31	1,750	1,801,109
(AGM), 4.00%, 06/01/32	2,125	2,150,480
Series MMM, 4.00%, 06/15/35	5,000	5,149,374
Sub-Series A, 4.00%, 07/01/32	9,855	9,944,209
Series A, AMT, 2.20%, 10/01/39(a)	4,000	3,793,902
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	5,000	5,073,409
New Jersey Educational Facilities Authority, Refunding RB, Series C, 5.00%, 07/01/32	1,500	1,554,304
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/29	2,900	2,928,558
5.00%, 07/01/30	2,400	2,423,817
Series A, 5.00%, 07/01/30	11,245	11,355,659
New Jersey Higher Education Student Assistance Authority, RB
Series A, AMT, 4.00%, 12/01/32	360	360,215
Series A, AMT, 4.00%, 12/01/33	295	295,133
Series A, AMT, 4.00%, 12/01/34	145	145,044
Series A, AMT, 4.00%, 12/01/35	145	145,018
Series B, AMT, 5.00%, 12/01/30	10,000	10,837,456
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series A, AMT, 5.00%, 12/01/30	1,875	2,032,023
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing
3.15%, 12/01/43(a)	3,250	3,267,010
Series B, Sustainability Bonds, 3.05%, 11/01/29	7,000	7,029,093
Series D-1, Sustainability Bonds, (FHLMC, FNMA, GNMA), 3.05%, 11/01/29	485	487,359
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series M, Sustainability Bonds, 3.55%, 04/01/30	250	255,179
Series M, Sustainability Bonds, 3.60%, 10/01/30	425	434,017
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	10,165	10,192,103
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.00%, 06/15/30	2,550	2,572,301
Series A, 0.00%, 12/15/30(c)	2,150	1,886,259
Series BB, 5.00%, 12/15/28(f)	230	247,981

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued)
Series BB, 5.00%, 06/15/30	$1,270	$ 1,363,074
Series C, (NPFGC), 0.00%, 12/15/30(c)	35,000	30,706,547
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 06/15/30	11,600	11,701,448
Newark Housing Authority, Refunding RB, (NPFGC), 5.25%, 01/01/27	5,000	5,096,075
State of New Jersey, GO, Series A, 4.00%, 06/01/30	21,000	22,487,963
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/30	16,740	17,603,357
Series A, 5.00%, 06/01/32	8,270	8,614,063
		208,846,843
New Mexico — 0.8%
City of Santa Fe New Mexico, Refunding RB, 5.00%, 05/15/32	1,000	1,000,915
New Mexico Educational Assistance Foundation, RB
Series A-1, AMT, (GTD STD LNS), 3.75%, 09/01/31	100	100,056
Series A-1, AMT, (GTD STD LNS), 3.88%, 04/01/34	20	19,994
Series A-2, AMT, (GTD STD LNS), 3.80%, 11/01/32	100	100,051
Series A-2, AMT, (GTD STD LNS), 3.80%, 09/01/33	100	100,012
New Mexico Municipal Energy Acquisition Authority, Refunding RB, 5.00%, 06/01/54(a)	10,000	10,664,550
		11,985,578
New York — 10.2%
City of New York, GO, Series B-1, 5.00%, 12/01/33	4,000	4,078,086
Genesee County Funding Corp., Refunding RB, Series A, 5.00%, 12/01/30	500	544,002
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, CAB, Series A, 0.00%, 11/15/30(c)	13,000	11,486,845
Metropolitan Transportation Authority, Refunding RB
2nd Sub Series, (AGM), 3.24%, 11/01/32(a)	2,875	2,875,175
Sub-Series C-1, Sustainability Bonds, 5.00%, 11/15/34	10,000	10,474,059
New York City Housing Development Corp., RB, M/F Housing, Series C-2, Sustainability Bonds, 3.75%, 05/01/65(a)	12,075	12,314,054
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series B-1, 5.00%, 08/01/30	4,980	5,165,854
Series H-1, Subordinate, 5.00%, 11/01/30	1,400	1,566,246
New York State Environmental Facilities Corp., RB(a)(b)
AMT, 3.13%, 12/01/44	3,000	2,992,142
AMT, 4.25%, 09/01/50	2,000	2,030,996
AMT, 5.13%, 09/01/50	2,250	2,362,772
New York State Housing Finance Agency, RB, M/F Housing(a)
Series E, (SONYMA), 3.15%, 11/01/65	10,000	10,049,141
Sustainability Bonds, (SONYMA), 3.13%, 05/01/56	5,000	5,017,522
Series A-2, Sustainability Bonds, 3.45%, 06/15/54	5,580	5,663,823
New York Transportation Development Corp., ARB
AMT, 5.00%, 01/01/30	2,590	2,682,271
AMT, 5.00%, 01/01/31	7,595	7,863,236
Series A, AMT, 4.00%, 07/01/32	5,500	5,499,952
Series A, AMT, 4.00%, 07/01/33	6,000	6,000,028
New York Transportation Development Corp., RB
AMT, 4.00%, 10/01/30	15,090	15,316,105
AMT, 4.00%, 10/31/34	350	355,230
Security	Par (000)	Value
New York (continued)
New York Transportation Development Corp., Refunding ARB, AMT, 3.00%, 08/01/31	$2,775	$ 2,650,473
New York Transportation Development Corp., Refunding RB, AMT, 5.00%, 08/01/31	5,000	5,005,324
Port Authority of New York & New Jersey, Refunding ARB
Series 207, AMT, 4.00%, 03/15/30	10,445	10,689,725
Series 223, AMT, 5.00%, 07/15/30	3,730	4,079,532
Series 246, AMT, 5.00%, 09/01/30	10,000	10,959,857
Port Authority of New York & New Jersey, Refunding RB, Series 227, AMT, 3.00%, 10/01/30	13,990	13,984,765
		161,707,215
North Carolina — 2.4%
City of Raleigh North Carolina Combined Enterprise System Revenue, Refunding RB, Series A, 4.00%, 12/01/35	7,315	7,319,872
North Carolina Medical Care Commission, RB
3.45%, 11/01/30	4,115	4,130,425
4.00%, 09/01/33	180	184,259
4.00%, 09/01/34	185	188,699
Series B, 5.00%, 06/01/55(a)	23,900	26,033,950
North Carolina Turnpike Authority, Refunding RB, CAB, Series C, (SAP), 0.00%, 07/01/30(c)	550	453,879
		38,311,084
Ohio — 1.3%
Allen County Port Authority, Refunding RB, Series A, 4.00%, 12/01/31	425	425,248
Ohio Air Quality Development Authority, Refunding RB
3.25%, 09/01/29	4,450	4,455,408
4.00%, 09/01/30(a)	1,650	1,677,530
AMT, 4.25%, 11/01/40(a)	2,150	2,187,756
Series A, AMT, 4.25%, 11/01/39(a)	1,525	1,549,380
Ohio State University, RB, Class A, Sustainability Bonds, 5.00%, 12/01/30	3,320	3,732,507
State of Ohio, RB
AMT, (AGM), 5.00%, 12/31/29	1,625	1,627,897
AMT, (AGM), 5.00%, 12/31/30	4,585	4,592,589
		20,248,315
Oklahoma — 0.2%
Oklahoma Capitol Improvement Authority, RB, Series B, 5.00%, 07/01/30	2,150	2,385,261
Oregon — 2.1%
Oregon Health & Science University, Refunding RB, Series B, 5.00%, 07/01/35	7,390	7,452,254
Port of Morrow Oregon, GOL, Series A, 5.15%, 10/01/26(b)	17,000	17,004,729
Port of Morrow Oregon, Refunding ARB, Series A, 4.00%, 06/01/30	1,205	1,226,301
Port of Morrow Oregon, Refunding GOL, Series D, 4.00%, 12/01/30	880	897,032
State of Oregon Housing & Community Services Department, RB, M/F Housing, Class R, 4.00%, 01/10/48(a)	6,000	6,136,809
		32,717,125
Pennsylvania — 16.0%
Allegheny County Higher Education Building Authority, Refunding RB, 2.85%, 02/01/33(a)	5,485	5,471,692
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Allegheny County Hospital Development Authority, RB, Series D2, 2.98%, 11/15/47(a)	$5,205	$ 5,161,415
Allegheny County Hospital Development Authority, Refunding RB
Series A, 5.00%, 04/01/31	3,075	3,221,233
Series A, 5.00%, 04/01/35	1,000	1,038,783
Allentown City School District, Refunding GOL, Series B, (BAM SAW), 5.00%, 02/01/31	4,000	4,312,097
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/28	520	540,914
5.00%, 05/01/32	9,310	9,502,676
5.00%, 05/01/33	1,900	1,964,069
Chester County Health and Education Facilities Authority, Refunding RB
5.00%, 06/01/30	550	592,340
Series A, 5.00%, 12/01/30	2,180	2,055,554
Chester County Industrial Development Authority, SAB, 4.38%, 03/01/28(b)	96	96,290
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, Series A, 5.00%, 07/01/30	5,000	5,561,537
City of Philadelphia Pennsylvania, Refunding GO, (AGM), 4.00%, 08/01/32	6,000	6,108,802
Clarion County Industrial Development Authority, Refunding RB, AMT, 2.45%, 12/01/39(a)	4,200	3,915,504
Commonwealth Financing Authority, RB, 5.00%, 06/01/32	8,055	8,459,677
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 08/15/30	7,500	8,360,695
Commonwealth of Pennsylvania, Refunding GO, 1st Series, 4.00%, 01/01/29	1,525	1,546,378
Cumberland County Municipal Authority, Refunding RB
5.00%, 01/01/29	385	385,521
5.00%, 01/01/30	875	876,174
5.00%, 01/01/32	1,510	1,511,878
Dauphin County General Authority, Refunding RB, Series A, 4.00%, 06/01/31	2,275	2,281,810
East Hempfield Township Industrial Development Authority, Refunding RB
5.00%, 12/01/28	370	370,288
5.00%, 12/01/30	135	135,105
Geisinger Authority, Refunding RB
5.00%, 04/01/43(a)	2,000	2,151,286
Series A-2, 5.00%, 02/15/32	4,000	4,097,662
Series A-2, 5.00%, 02/15/34	1,750	1,789,586
Lancaster County Hospital Authority, Refunding RB, 3.00%, 08/15/30	2,535	2,540,283
Lancaster Municipal Authority, Refunding RB
Series A, 5.00%, 05/01/29	190	201,170
Series A, 5.00%, 05/01/30	195	209,466
Lehigh County Industrial Development Authority, Refunding RB, Series A, 3.00%, 09/01/29	12,250	12,376,923
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/35	1,735	1,765,051
4.00%, 09/01/36	1,500	1,516,631
Series A, 5.00%, 09/01/31	1,750	1,848,943
Series A, 5.00%, 09/01/32	1,315	1,385,083
Montgomery County Industrial Development Authority, Refunding RB, 5.00%, 01/01/30	1,640	1,641,504
Security	Par (000)	Value
Pennsylvania (continued)
Northampton County General Purpose Authority, Refunding RB, 5.00%, 11/01/34	$1,400	$ 1,450,660
Pennsylvania Economic Development Financing Authority, RB
5.00%, 12/31/29	5,000	5,028,659
5.00%, 12/31/30	13,100	13,167,633
5.00%, 12/31/34	16,500	16,569,399
Series A-1, 5.00%, 04/15/30	2,500	2,749,580
Series A-1, 5.00%, 05/15/31	5,715	6,332,135
AMT, 5.00%, 12/31/29	3,750	4,039,178
AMT, 5.00%, 06/30/30	3,500	3,791,990
Class A, AMT, 4.00%, 06/01/41(a)	3,795	3,799,087
Pennsylvania Economic Development Financing Authority, Refunding RB, 5.00%, 03/15/60(a)	3,500	3,763,288
Pennsylvania Higher Education Assistance Agency, RB, Series 1A, AMT, 5.00%, 06/01/30	3,500	3,723,994
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 5.00%, 06/15/30	6,625	6,680,622
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.00%, 05/01/31	275	275,924
5.00%, 05/01/33	3,320	3,329,432
5.00%, 05/01/35	1,000	1,002,376
Pennsylvania Housing Finance Agency, RB, M/F Housing, (HUD SECT 8), 3.15%, 01/01/46(a)	7,300	7,350,202
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, Sustainability Bonds, 1.90%, 04/01/30	1,625	1,543,580
Series 137, Sustainability Bonds, 1.95%, 10/01/30	875	828,160
Series 149A, Sustainability Bonds, 5.25%, 04/01/30	200	218,909
Series 149A, Sustainability Bonds, 5.25%, 10/01/30	500	550,500
Pennsylvania Housing Finance Agency, Refunding RB, Series 125A, AMT, 3.40%, 10/01/32	8,890	8,795,027
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.00%, 06/01/31	3,000	3,102,611
Sub-Series B-1, 5.00%, 06/01/32	4,075	4,208,913
Pennsylvania Turnpike Commission, Refunding RB
2nd Sub Series, 5.00%, 12/01/32	1,000	1,044,103
2nd Sub Series, 5.00%, 12/01/33	1,815	1,892,567
2nd Sub Series, 5.00%, 12/01/34	1,500	1,561,186
2nd Sub Series, 5.00%, 12/01/35	2,005	2,082,807
Philadelphia Authority for Industrial Development, RB, 4.00%, 06/15/29	200	198,739
Philadelphia Gas Works Co., Refunding RB, Series 14-T, 5.00%, 10/01/30	425	432,169
School District of Philadelphia, GOL
Series A, (SAW), 5.00%, 09/01/26	3,250	3,299,264
Series A, (SAW), 5.00%, 09/01/27	2,675	2,784,811
Series A, (SAW), 5.00%, 09/01/28	1,630	1,732,672
Southeastern Pennsylvania Transportation Authority, RB, 5.00%, 06/01/30	5,000	5,509,618
Wayne County Hospital & Health Facilities Authority, RB
Series A, (GTD), 5.00%, 07/01/31	105	108,092
Series A, (GTD), 4.00%, 07/01/33	440	443,994
West Cornwall Township Municipal Authority, Refunding RB
Series A, 4.00%, 11/15/27	130	130,400
Series A, 4.00%, 11/15/28	105	105,553
Series A, 4.00%, 11/15/29	140	141,030

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
West Cornwall Township Municipal Authority, Refunding RB (continued)
Series A, 4.00%, 11/15/31	$200	$ 201,831
Westmoreland County Municipal Authority, Refunding RB
(BAM), 5.00%, 08/15/31	5,000	5,196,304
(BAM), 5.00%, 08/15/32	17,945	18,622,470
		252,783,489
Puerto Rico — 3.7%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/27	6,990	7,147,369
Series A-1, Restructured, 5.63%, 07/01/29	1,533	1,629,354
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	14,055	12,569,035
Series A-1, Restructured, 0.00%, 07/01/31	33,523	27,757,530
Series B-1, Restructured, 0.00%, 07/01/31	5,755	4,765,224
Series B-1, Restructured, 0.00%, 07/01/33	6,477	4,952,681
		58,821,193
Rhode Island — 1.0%
Rhode Island Student Loan Authority, RB
Series A, AMT, 5.00%, 12/01/29	1,950	2,087,730
Series A, AMT, 5.00%, 12/01/30	1,300	1,393,193
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/28	2,750	2,761,029
Series A, 5.00%, 06/01/29	4,500	4,517,931
Series A, 5.00%, 06/01/30	4,215	4,231,364
		14,991,247
South Carolina — 1.2%
County of Charleston South Carolina, GO, Series A, (SAW), 4.00%, 11/01/30	4,885	5,003,827
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/35	10,000	10,452,539
South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/31	2,800	3,100,548
		18,556,914
Tennessee — 1.3%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/36	2,000	2,027,894
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, RB
Class A, 5.00%, 07/01/29	7,500	8,094,438
Series A, 5.00%, 07/01/31	1,300	1,312,762
Rutherford County Health & Educational Facilities Board, Refunding RB, 5.00%, 11/15/48(a)	3,325	3,649,976
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	5,000	5,367,250
		20,452,320
Texas — 11.1%
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/30	2,000	2,193,439
City of Houston Texas Airport System Revenue, ARB, Series C, AMT, 5.00%, 07/15/28	3,000	3,088,387
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series D, 5.00%, 07/01/33	7,000	7,366,922
AMT, 5.00%, 07/01/29	11,490	11,505,073
Sub-Series A, AMT, 5.00%, 07/01/30	1,200	1,307,380
Security	Par (000)	Value
Texas (continued)
City of Houston Texas Combined Utility System Revenue, Refunding RB, Series B, 1st Lien, Subordinate, 5.00%, 11/15/34	$7,315	$ 7,443,403
Clifton Higher Education Finance Corp., Refunding RB, Series A, 3.95%, 12/01/32	1,335	1,335,402
Dallas Fort Worth International Airport, ARB, Series A-2, AMT, 5.00%, 11/01/50(a)	7,500	7,992,300
Dallas Fort Worth International Airport, Refunding RB, 5.00%, 11/01/32	2,500	2,768,909
Harris County Cultural Education Facilities Finance Corp., RB, 5.00%, 07/01/38	2,275	2,289,759
Harris County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 06/01/28	735	732,340
Series A, 5.00%, 01/01/33	65	65,038
Series A, 5.00%, 06/01/33	3,000	2,925,718
Love Field Airport Modernization Corp., ARB, AMT, 5.00%, 11/01/26	430	437,283
Lower Colorado River Authority, Refunding RB, Series A, 5.00%, 05/15/30	3,415	3,767,579
Matagorda County Navigation District No. 1, Refunding RB
Series A, (AMBAC), 4.40%, 05/01/30	7,885	8,280,286
Series B, (AMBAC), 4.55%, 05/01/30	12,055	12,671,876
Series B-2, 4.00%, 06/01/30	10,100	10,105,455
AMT, 4.25%, 05/01/30	6,855	7,183,106
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(f)	20,370	15,705,476
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 4.00%, 08/15/29(b)	225	225,790
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/30	2,000	2,228,690
Socorro Independent School District, Refunding GO, Series B, (PSF), 4.00%, 08/15/34	2,275	2,301,045
Spring Branch Independent School District, GO, (PSF), 3.00%, 02/01/33	5,000	5,023,764
Tarrant County Cultural Education Facilities Finance Corp., RB
Class F, 5.00%, 11/15/52(a)	3,585	3,918,703
Series B, 5.00%, 07/01/35	9,435	9,948,125
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/30	8,935	9,651,707
Texas Municipal Gas Acquisition & Supply Corp. IV, RB, Series A, 5.50%, 01/01/54(a)	13,000	13,879,415
Texas Municipal Gas Acquisition & Supply Corp. V, RB, 5.00%, 01/01/55(a)	8,100	8,763,864
Texas Municipal Gas Acquisition & Supply Corp., III, Refunding RB, 5.00%, 12/15/32	9,080	9,888,854
		174,995,088
Utah — 0.3%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/30	3,495	3,815,329
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.00%, 06/01/30	700	770,500
Series B, 2nd Lien, (AGM), 5.00%, 06/01/30	760	834,251
		5,420,080
Vermont — 0.3%
Vermont Economic Development Authority, RB, AMT, 5.00%, 06/01/52(a)(b)	4,000	4,044,974
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Virginia — 1.3%
Hanover County Economic Development Authority, Refunding RB, 4.00%, 07/01/30(b)	$1,000	$ 1,019,760
Roanoke Economic Development Authority, RB, 5.00%, 07/01/30	4,665	5,147,038
Roanoke Economic Development Authority, Refunding RB, 5.00%, 07/01/53(a)	7,960	8,634,418
Virginia Commonwealth Transportation Board, RB, 5.00%, 09/15/30	5,000	5,078,226
		19,879,442
Washington — 3.4%
County of King Washington Sewer Revenue, Refunding RB, Series A, Junior Lien, 2.51%, 01/01/40(a)	4,050	4,020,272
Port of Seattle Washington, ARB
Series C, AMT, Intermediate Lien, 5.00%, 05/01/33	6,695	6,859,073
Series C, AMT, Intermediate Lien, 5.00%, 05/01/34	6,000	6,139,619
Port of Seattle Washington, Refunding ARB
Series B, AMT, Intermediate Lien, 5.00%, 07/01/30	3,000	3,280,181
Series C, AMT, Intermediate Lien, 5.00%, 08/01/30	2,695	2,950,810
Washington Economic Development Finance Authority, RB, AMT, 5.88%, 12/01/45	1,000	1,008,362
Washington Health Care Facilities Authority, RB, Class B, 5.00%, 10/01/30	10,000	10,995,637
Washington Health Care Facilities Authority, Refunding RB
Series A, 5.00%, 09/01/30	1,600	1,767,068
Series B, 5.00%, 08/15/35	9,485	9,783,237
Washington State Convention Center Public Facilities District, RB, Sustainability Bonds, 4.00%, 07/01/31	4,240	4,409,114
Washington State Housing Finance Commission, Refunding RB
Series A, 5.00%, 07/01/26	285	287,107
Series A, 5.00%, 07/01/27	350	358,822
Series A, 5.00%, 07/01/28	550	573,422
Series A, 5.00%, 07/01/29	775	821,221
Series A, 5.00%, 07/01/30	815	876,580
		54,130,525
West Virginia — 0.2%
West Virginia Hospital Finance Authority, RB
Series A, 5.00%, 06/01/31	1,950	2,000,473
Series A, 5.00%, 06/01/33	1,100	1,124,765
		3,125,238
Wisconsin — 2.3%
Public Finance Authority, RB(b)
4.00%, 06/15/30	1,500	1,410,788
5.00%, 07/15/30	2,173	2,178,098
5.00%, 01/01/31	650	658,499
Series A, 4.00%, 07/15/29	395	395,785
Series A, 4.00%, 03/01/30	970	964,267
Series A, 3.75%, 06/01/30	335	321,538
Series A, 5.00%, 06/15/31	695	706,433
Public Finance Authority, Refunding RB
5.00%, 11/15/30	240	260,582
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, Refunding RB (continued)
Class A, 3.00%, 12/01/26(b)	$125	$ 122,969
Class C, 4.00%, 10/01/41(a)	4,230	4,391,739
Class B, AMT, 4.00%, 10/01/46(a)	1,750	1,806,308
Series B, AMT, 5.25%, 07/01/28	755	755,836
Waunakee Community School District, RB, 3.63%, 04/01/30	11,820	12,009,090
Wisconsin Health & Educational Facilities Authority, RB, Series B-2, 4.20%, 08/15/28	1,085	1,085,212
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 04/01/35	2,500	2,626,433
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series D, (FNMA), 3.00%, 09/01/32	7,265	7,243,726
		36,937,303
Total Municipal Bonds — 141.7% (Cost: $2,218,000,979)		2,236,581,701
Municipal Bonds Transferred to Tender Option Bond Trusts(a)(g)
Colorado(h) — 0.7%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, 4.25%, 11/15/31	8,085	8,090,400
Series A, 4.25%, 11/15/32	2,230	2,231,621
		10,322,021
Florida(h) — 6.0%
County of Broward Florida Airport System Revenue, ARB
Series Q-1, 4.00%, 10/01/29	17,200	17,211,268
Series Q-1, 4.00%, 10/01/30	18,095	18,106,881
Series Q-1, 4.00%, 10/01/31	18,820	18,832,349
Series Q-1, 4.00%, 10/01/32	19,575	19,587,838
Series Q-1, 4.00%, 10/01/33	20,355	20,368,359
		94,106,695
Georgia — 1.2%
Main Street Natural Gas, Inc., RB, Series C, 5.00%, 09/01/53	18,465	19,627,821
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 7.9% (Cost: $123,578,895)		124,056,537

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(e)(i)	34,392	$ 68,784
Total Warrants — 0.0% (Cost: $ — )		68,784
Total Long-Term Investments — 149.6% (Cost: $2,341,579,874)		2,360,707,022
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.03%(j)(k)	27,628,324	27,631,087
Total Short-Term Securities — 1.8% (Cost: $27,631,087)		27,631,087
Total Investments — 151.4% (Cost: $2,369,210,961)		2,388,338,109
Other Assets Less Liabilities — 1.4%		23,115,759
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.3)%		(84,138,752)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (47.5)%		(749,321,858)
Net Assets Applicable to Common Shares — 100.0%		$ 1,577,993,258

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(h)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between October 1, 2029 to November 15, 2032, is
$71,728,412. See Note 4 of the Notes to Financial Statements for details.

(i)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)	Affiliate of the Trust.
(k)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 19,711,831	$ 7,919,256 (a)	$ —	$ —	$ —	$ 27,631,087	27,628,324	$ 160,662	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 2,236,581,701	$ —	$ 2,236,581,701
Municipal Bonds Transferred to Tender Option Bond Trusts	—	124,056,537	—	124,056,537
Warrants	—	—	68,784	68,784
Short-Term Securities
Money Market Funds	27,631,087	—	—	27,631,087
	$27,631,087	$2,360,638,238	$68,784	$2,388,338,109
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Municipal 2030 Target Term Trust (BTT)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(83,414,981)	$—	$(83,414,981)
VRDP Shares at Liquidation Value	—	(750,000,000)	—	(750,000,000)
	$—	$(833,414,981)	$—	$(833,414,981)
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
January 31, 2026
BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 7.9%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$3,875	$ 4,147,777
Series A, 5.25%, 05/01/55	1,385	1,494,136
Series A, 5.25%, 05/01/56	1,400	1,455,924
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	1,100	1,142,802
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54(a)	6,980	7,707,044
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	3,140	3,361,340
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	3,165	3,294,941
Series B, 5.00%, 01/01/54	755	799,980
Series B, 5.25%, 03/01/55	1,100	1,164,148
		24,568,092
Arizona — 2.8%
Arizona Industrial Development Authority, RB(b)
4.38%, 07/01/39	725	675,138
Series A, 5.00%, 07/01/49	690	625,829
Series A, 5.00%, 07/01/54	530	470,521
City of Phoenix Civic Improvement Corp., ARB, Junior Lien, 5.00%, 07/01/49	1,510	1,537,681
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	835	897,959
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49(b)	685	613,829
Maricopa County & Phoenix Industrial Development Authorities, RB, S/F Housing, Series A, (GNMA), 6.50%, 03/01/55	1,475	1,660,792
Maricopa County Industrial Development Authority, Refunding RB, 5.00%, 07/01/54(b)	360	335,783
Town of Queen Creek, COP, 10/01/65(c)	1,675	1,772,690
		8,590,222
California — 7.3%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	475	470,049
California Infrastructure & Economic Development Bank, RB, Series A, 1st Lien, (AMBAC), 5.00%, 01/01/28(d)	10,100	10,663,230
California Municipal Finance Authority, RB, M/F Housing, Series A, 6.10%, 12/01/37	500	506,113
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 5.00%, 09/01/37(b)	100	102,583
Hartnell Community College District, GO, Series C, Election 2008, 0.00%, 07/01/38(e)	2,000	1,327,872
Mt San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, Election 2008, 6.25%, 08/01/43(f)	1,580	1,616,908
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(e)	1,400	1,224,583
Yosemite Community College District, GO, Series D, Election 2004, 0.00%, 08/01/37(e)	10,000	6,911,307
		22,822,645
Security	Par (000)	Value
Colorado — 0.1%
Colorado Housing and Finance Authority, RB, M/F Housing, Series A, Class A, Sustainability Bonds, (FNMA), 4.48%, 03/01/44	$315	$ 314,906
Connecticut — 0.7%
Connecticut State Health & Educational Facilities Authority, RB, 4.25%, 07/15/53	1,170	1,082,824
Waterbury Housing Authority, RB, M/F Housing, Series A, (HUD SECT 8), 4.50%, 02/01/42	935	953,178
		2,036,002
Delaware — 0.8%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/40	770	774,320
Series A, 5.00%, 07/01/53	1,810	1,660,937
		2,435,257
District of Columbia — 3.5%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series A, Sustainability Bonds, (FNMA), 4.88%, 09/01/45	720	740,864
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	6,695	6,916,590
District of Columbia, Refunding GO, Series A, 5.25%, 01/01/48	1,985	2,099,424
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Sustainability Bonds, 5.00%, 07/15/45	1,210	1,267,350
		11,024,228
Florida — 5.1%
Capital Trust Agency, Inc., RB(b)
Series A, 5.00%, 06/01/45	615	549,862
Series A, 5.50%, 06/01/57	220	196,936
City of Miami Florida, RB, Series A, 5.00%, 03/01/48	1,800	1,852,607
Escambia County Health Facilities Authority, Refunding RB, 5.00%, 08/15/40	1,050	1,076,251
Florida Development Finance Corp., Refunding RB, 5.00%, 09/15/40(b)	340	332,206
Florida Housing Finance Corp., RB, S/F Housing, Series 1, (FHLMC, FNMA, GNMA), 4.55%, 01/01/49	1,720	1,695,605
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 5.25%, 11/15/49	465	492,248
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	260	272,532
Orange County Health Facilities Authority, RB, Series A, 5.00%, 10/01/53	4,000	4,061,196
Preserve at South Branch Community Development District, SAB, 4.00%, 11/01/50	500	430,872
Tampa-Hillsborough County Expressway Authority, RB, 5.00%, 07/01/47	1,895	1,914,348
Two Lakes Community Development District, SAB, 5.00%, 05/01/55	1,540	1,523,559
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	270	270,796
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49	810	824,794
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Westside Community Development District, Refunding SAB(b)
4.10%, 05/01/37	$260	$ 258,645
4.13%, 05/01/38	260	256,118
		16,008,575
Georgia — 2.6%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	245	147,000
Georgia Housing & Finance Authority, RB, S/F Housing, Series G, (FNMA, GNMA), 4.90%, 12/01/50	3,175	3,194,720
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	4,355	4,623,384
		7,965,104
Idaho — 1.2%
Idaho Housing & Finance Association, RB
(GTD), 5.50%, 05/01/57	1,510	1,531,561
Series A, 5.00%, 08/15/48	2,015	2,118,534
		3,650,095
Illinois — 7.7%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,265	1,295,159
Series A, 5.00%, 12/01/40	520	519,350
Series A, 6.25%, 12/01/50	740	783,160
Chicago Board of Education, Refunding GO, Series B, 6.00%, 12/01/43	440	465,598
Chicago O’Hare International Airport, ARB, Series C, Senior Lien, 5.25%, 01/01/54	2,250	2,358,893
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/53	1,290	1,338,854
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.50%, 11/01/62	3,220	3,394,360
Illinois Housing Development Authority, Refunding RB, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 10/01/43	1,905	1,944,392
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	7,020	7,028,461
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	670	653,548
State of Illinois, GO
5.50%, 05/01/39	1,840	1,977,919
Series B, 5.25%, 05/01/44	1,360	1,447,174
Series F, 5.25%, 09/01/48	815	845,737
		24,052,605
Indiana — 0.4%
Indiana Finance Authority, Refunding RB
Series C, 5.25%, 10/01/46	820	875,487
Series C, 5.25%, 10/01/47	285	303,180
		1,178,667
Iowa — 0.4%
Iowa Finance Authority, RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.75%, 07/01/49	1,270	1,275,273
Security	Par (000)	Value
Kentucky — 0.7%
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series C, 5.00%, 05/15/49	$2,000	$ 2,069,002
Louisiana — 1.2%
Louisiana Public Facilities Authority, RB, 5.25%, 10/01/53	2,085	2,070,196
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.25%, 07/01/53	1,640	1,691,499
		3,761,695
Massachusetts — 2.6%
Massachusetts Development Finance Agency, RB, 5.00%, 10/01/48	1,970	1,789,547
Massachusetts Development Finance Agency, Refunding RB
(AGM), 5.50%, 07/01/50	2,740	2,941,995
(AGM-CR), 5.50%, 07/01/55	1,640	1,745,489
(AGM), 5.50%, 07/01/55	1,465	1,556,435
		8,033,466
Michigan — 0.4%
State of Michigan Trunk Line Revenue, RB, 5.25%, 11/15/49	1,145	1,216,298
Mississippi — 0.2%
Mississippi Home Corp., RB, Series 2025-06FN, Class PT, 4.55%, 04/01/42	495	506,842
Missouri — 0.9%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 4.25%, 04/01/55	1,775	1,643,559
Kansas City Industrial Development Authority, RB, M/F Housing, Sustainability Bonds, (FNMA), 4.39%, 09/01/42	892	914,112
Missouri Housing Development Commission, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.60%, 11/01/49	175	174,103
		2,731,774
Nebraska — 0.3%
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	950	1,007,377
Nevada — 0.6%
City of Las Vegas Nevada Special Improvement District No. 611, SAB, 4.13%, 06/01/50	1,065	898,515
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	400	414,406
5.00%, 07/01/45	530	533,777
		1,846,698
New Hampshire — 2.8%
New Hampshire Business Finance Authority, RB
Series 2025-1, Class A1, 4.17%, 01/20/41(a)	467	466,061
Series A, Sustainability Bonds, 5.50%, 06/01/55	3,130	3,228,931
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	705	742,536
Series 2025, Subordinate, 5.15%, 09/28/37	1,120	1,143,586

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Hampshire (continued)
New Hampshire Business Finance Authority, RB, M/F Housing (continued)
Series 2, Sustainability Bonds, 4.25%, 07/20/41	$1,796	$ 1,821,056
Series 2, Class 3-A, Sustainability Bonds, 4.16%, 10/01/51(a)	1,332	1,343,360
		8,745,530
New Jersey — 5.7%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/62	500	515,042
New Jersey Transportation Trust Fund Authority, RB, Series BB, 4.00%, 06/15/50	3,000	2,743,293
New Jersey Transportation Trust Fund Authority, RB, CAB(e)
Series A, 0.00%, 12/15/35	4,050	2,932,807
Series A, 0.00%, 12/15/38	5,845	3,661,590
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/55	1,385	1,470,599
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	820	806,982
Series A, 5.25%, 06/01/46	2,055	2,046,516
Sub-Series B, 5.00%, 06/01/46	3,810	3,698,011
		17,874,840
New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	175	173,366
New York — 6.6%
City of New York, GO, Series G-1, 5.25%, 02/01/53	255	267,159
Metropolitan Transportation Authority, Refunding RB, Series C-1, Sustainability Bonds, 5.25%, 11/15/55	1,135	1,158,269
New York City Housing Development Corp., RB, M/F Housing
Sustainability Bonds, 5.00%, 11/01/60	1,690	1,696,458
Series F, Sustainability Bonds, (HUD SECT 8), 5.00%, 08/01/55	2,355	2,358,431
New York City Municipal Water Finance Authority, RB, Series BB, 5.25%, 06/15/55	310	326,527
New York City Municipal Water Finance Authority, Refunding RB, Series DD, 4.13%, 06/15/46	5,670	5,431,506
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, Subordinate, 4.00%, 08/01/48	1,320	1,219,328
Series B, Subordinate, 5.00%, 05/01/46	1,520	1,588,521
Series E, Subordinate, 5.00%, 11/01/53	925	946,544
New York Counties Tobacco Trust VI, Refunding RB, Series B, 5.00%, 06/01/41	550	550,298
New York State Dormitory Authority, Refunding RB, Class A, 5.25%, 05/01/54	2,750	2,838,843
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 5.25%, 05/15/52	1,000	1,040,003
Series A, 4.25%, 05/15/58	1,000	915,549
Triborough Bridge & Tunnel Authority, Refunding RB, Series A-1, 5.00%, 05/15/51	230	236,109
		20,573,545
Security	Par (000)	Value
North Carolina — 0.2%
North Carolina Medical Care Commission, RB
5.25%, 11/01/56	$645	$ 647,699
Series A, 5.13%, 10/01/54	110	110,276
		757,975
North Dakota — 0.3%
North Dakota Housing Finance Agency, RB, S/F Housing
Series A, Sustainability Bonds, 4.70%, 07/01/49	270	270,928
Series C, Sustainability Bonds, 6.25%, 01/01/55	535	601,959
		872,887
Ohio — 0.7%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	2,515	2,068,401
Oklahoma — 0.7%
Oklahoma Turnpike Authority, RB, 5.50%, 01/01/53	1,960	2,079,615
Oregon — 0.9%
Clackamas County School District No. 12 North Clackamas, GO, CAB(e)
Series A, (GTD), 0.00%, 06/15/27(d)	120	71,035
Series A, (GTD), 0.00%, 06/15/38	995	578,695
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series K1, (FNMA), 4.33%, 11/01/43	2,290	2,279,466
		2,929,196
Pennsylvania — 4.7%
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	5,000	4,465,733
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.50%, 08/15/55	900	972,189
Series B-1, (AGM), 5.00%, 11/01/51	1,085	1,098,751
Pennsylvania Housing Finance Agency, RB, Series 2024-26FN, Class PT, 4.63%, 02/01/42	1,780	1,852,404
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	4,390	4,408,674
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	1,895	1,967,634
		14,765,385
Puerto Rico — 4.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	4,577	4,414,647
Series A-1, Restructured, 5.00%, 07/01/58	7,050	6,900,213
Series A-2, Restructured, 4.78%, 07/01/58	349	332,918
Series A-2, Restructured, 4.33%, 07/01/40	935	929,337
Series B-1, Restructured, 4.75%, 07/01/53	391	377,131
Series B-2, Restructured, 4.78%, 07/01/58	520	496,039
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(e)	3,635	1,259,460
		14,709,745
South Carolina — 2.9%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	5,685	6,114,663
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, RB
5.00%, 01/01/55(b)	$1,095	$ 913,371
7.50%, 08/15/62(b)	505	451,090
Series A, 5.50%, 11/01/50	540	574,708
South Carolina Public Service Authority, Refunding RB, Series B, (AGM), 5.00%, 12/01/54	900	928,008
		8,981,840
Tennessee — 3.6%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/54	490	515,001
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, Refunding RB, 5.25%, 10/01/58	2,465	2,315,306
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Refunding RB, 5.25%, 07/01/55	805	851,084
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	1,575	1,685,026
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	2,560	2,748,032
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	3,000	3,109,101
		11,223,550
Texas — 20.2%
Arlington Higher Education Finance Corp., RB(b)(g)(h)
7.50%, 04/01/62	530	265,000
7.88%, 11/01/62	450	270,000
Bexar Management And Development Corp., RB, M/F Housing, (FNMA), 4.61%, 07/01/44	2,285	2,308,791
City of Austin Texas Airport System Revenue, ARB, Series A, 5.00%, 11/15/41	1,990	2,010,937
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/53	820	854,075
City of Houston Texas, GOL
Series A, 5.25%, 03/01/49	475	506,195
Series A, 4.13%, 03/01/51	1,775	1,643,247
City of Houston Texas, Refunding GOL, Series A, 5.25%, 03/01/43	810	881,150
Coppell Independent School District, Refunding GO, (PSF), 0.00%, 08/15/30(e)	10,030	8,793,418
County of Harris Texas Toll Road Revenue, Refunding RB
Series A, 1st Lien, 4.00%, 08/15/49	805	751,345
Series A, 1st Lien, 4.00%, 08/15/54	575	524,065
County of Harris Texas, Refunding GOL, (NPFGC), 0.00%, 08/15/28(e)	10,915	10,175,030
Crowley Independent School District, GO, (PSF), 4.25%, 02/01/53	310	295,731
Fort Bend Independent School District, Refunding GO, Series A, (PSF), 4.00%, 08/15/49	745	695,877
Grand Parkway Transportation Corp., RB, CAB, Series B, Convertible, 5.80%, 10/01/46(f)	2,365	2,483,342
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Class A, 4.13%, 07/01/52	2,840	2,555,533
Hidalgo County Regional Mobility Authority, RB, CAB(e)
Series A, 0.00%, 12/01/42	500	225,820
Series A, 0.00%, 12/01/43	1,000	417,992
Leander Independent School District, Refunding GO, Series A, (PSF), 5.00%, 08/15/50	1,715	1,787,441
Security	Par (000)	Value
Texas (continued)
Lower Colorado River Authority, Refunding RB, (AGM), 5.00%, 05/15/49	$3,055	$ 3,143,784
Marshall Independent School District, GO, (PSF), 4.00%, 02/15/45	380	370,019
Mesquite Housing Finance Corp., RB, M/F Housing, Series A, Sustainability Bonds, (FNMA), 4.53%, 02/01/44	2,900	2,902,642
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(d)(e)	2,340	1,437,568
New Hope Cultural Education Facilities Finance Corp., RB(b)
Series A, 5.00%, 08/15/50	580	493,023
Series A, 5.00%, 08/15/51	1,535	1,417,664
North Texas Tollway Authority, RB(d)
Series B, 0.00%, 09/01/31(e)	1,975	1,077,610
Series C, Convertible, 6.75%, 09/01/31(f)	2,500	3,045,956
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 01/01/43	3,795	3,838,963
Northwest Independent School District, GO, (PSF), 5.25%, 02/15/55	885	932,611
San Antonio Housing Trust Public Facility Corp., RB, Series 2024-11FN, Class PT, 4.45%, 04/01/43	405	410,173
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	325	322,743
Tarrant County Hospital District, GOL, 4.25%, 08/15/53	1,725	1,605,960
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	330	292,102
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 5.13%, 01/01/54	540	556,279
Texas State University System, Refunding RB, 4.00%, 03/15/49	1,695	1,527,140
Texas Water Development Board, RB, 4.75%, 10/15/55	1,960	1,964,996
		62,784,222
Utah — 0.6%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	180	181,009
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.50%, 06/01/55	830	886,588
Series B, 2nd Lien, (AGM), 5.50%, 06/01/55	295	315,112
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/55(b)	450	392,586
		1,775,295
Virginia — 3.2%
Fairfax County Industrial Development Authority, RB, 4.13%, 05/15/54	1,595	1,459,693
Henrico County Economic Development Authority, RB
Class A, 5.00%, 10/01/47	4,580	4,626,452
Class A, 5.00%, 10/01/52	1,170	1,171,439
Henrico County Economic Development Authority, Refunding RB, Series A, 5.00%, 11/01/48	845	874,730
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,225	1,025,589
Virginia Housing Development Authority, RB, M/F Housing, Series G, 5.15%, 11/01/52	505	515,691

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Virginia (continued)
Virginia Housing Development Authority, RB, S/F Housing
Series E-2, 4.40%, 10/01/44	$100	$ 100,030
Series E-2, 4.55%, 10/01/49	230	226,651
		10,000,275
Washington — 0.7%
Vancouver Housing Authority, RB, M/F Housing, 5.00%, 08/01/40	410	427,508
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.50%, 09/01/55	1,185	1,253,273
Washington State Housing Finance Commission, RB, M/F Housing, Series 2, Class 1, Sustainability Bonds, 4.22%, 03/01/50(a)	441	434,406
		2,115,187
Wisconsin — 1.5%
Public Finance Authority, RB(b)
Class A, 5.00%, 06/15/51	305	251,391
Class A, 5.00%, 06/15/56	400	322,792
Series A, 5.00%, 07/01/55	395	338,233
Series A-1, 4.50%, 01/01/35	575	571,435
Wisconsin Health & Educational Facilities Authority, RB, Series A, 5.75%, 08/15/54	265	273,082
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	430	442,213
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.75%, 09/01/50	2,535	2,529,449
		4,728,595
Total Municipal Bonds — 107.5% (Cost: $322,817,307)		334,254,272
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Alabama(a) — 5.2%
Black Belt Energy Gas District, RB
Series C, 5.50%, 10/01/54	10,000	11,019,103
Series C-1, 5.25%, 02/01/53	5,020	5,292,397
		16,311,500
District of Columbia — 3.9%
District of Columbia Income Tax Revenue, Refunding RB, Series A, 5.00%, 06/01/50	5,840	6,090,285
District of Columbia Water & Sewer Authority, Refunding RB, Series B, 5.00%, 10/01/49	6,035	6,106,276
		12,196,561
Florida — 2.4%
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	7,045	7,618,090
Georgia — 3.3%
County of DeKalb Georgia Water & Sewerage Revenue, RB, Series A, 5.00%, 10/01/55	9,757	10,113,659
Illinois — 2.0%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/49(j)	6,000	6,176,394
Indiana — 3.1%
Indiana Finance Authority, RB, Series A, 4.00%, 11/01/51	10,685	9,508,871
Security	Par (000)	Value
Maryland — 2.0%
Maryland Stadium Authority, RB, 5.00%, 06/01/54	$6,014	$ 6,187,857
Massachusetts — 3.3%
Commonwealth of Massachusetts, GOL, Series D, 5.00%, 10/01/51	10,000	10,360,420
Nevada — 3.2%
Las Vegas Valley Water District, GOL, Series A, 5.00%, 06/01/49	9,500	9,856,028
New York — 21.7%
Empire State Development Corp., RB, Series A, 5.00%, 03/15/50	8,000	8,275,373
New York City Municipal Water Finance Authority, Refunding RB, Series DD, 5.00%, 06/15/47	9,705	10,117,806
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series D, 5.00%, 05/01/50(j)	10,000	10,280,799
New York City Transitional Finance Authority, RB, 5.00%, 05/01/47	8,480	8,838,612
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/53(j)	3,973	4,094,553
Series C, 4.00%, 07/01/49	8,955	8,160,211
Triborough Bridge & Tunnel Authority, Refunding RB(j)
Series A-1, 5.00%, 05/15/51	12,685	13,021,936
Series C, 5.25%, 05/15/52	4,340	4,504,936
		67,294,226
South Carolina — 3.5%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)(j)	10,000	10,799,022
Texas — 1.2%
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.25%, 05/15/48	3,660	3,882,442
Washington — 3.4%
State of Washington, GO, Series 2024-A, 5.00%, 08/01/48	10,000	10,455,067
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 58.2% (Cost: $177,844,347)		180,760,137
Total Long-Term Investments — 165.7% (Cost: $500,661,654)		515,014,409

Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 4.7%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.03%(k)(l)	14,512,365	$ 14,513,816
Total Short-Term Securities — 4.7% (Cost: $14,513,772)		14,513,816
Total Investments — 170.4% (Cost: $515,175,426)		529,528,225
Other Assets Less Liabilities — 0.5%		1,439,695
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (39.5)%		(122,633,237)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (31.4)%		(97,600,000)
Net Assets Applicable to Common Shares — 100.0%		$ 310,734,683

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Zero-coupon bond.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between August 1, 2029 to June 1, 2043, is $42,883,657. See
Note 4 of the Notes to Financial Statements for details.

(k)	Affiliate of the Trust.
(l)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 2,897,815	$ 11,616,001 (a)	$ —	$ —	$ —	$ 14,513,816	14,512,365	$ 72,005	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 334,254,272	$ —	$ 334,254,272
Municipal Bonds Transferred to Tender Option Bond Trusts	—	180,760,137	—	180,760,137
Short-Term Securities
Money Market Funds	14,513,816	—	—	14,513,816
	$14,513,816	$515,014,409	$—	$529,528,225

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Municipal Income Quality Trust (BYM)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(121,843,531)	$—	$(121,843,531)
VMTP Shares at Liquidation Value	—	(97,600,000)	—	(97,600,000)
	$—	$(219,443,531)	$—	$(219,443,531)
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2026
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 126.8%
Corporate — 27.3%
California Community Choice Financing Authority, RB
Sustainability Bonds, 5.00%, 12/01/35	$23,975	$ 26,654,535
Sustainability Bonds, 5.00%, 07/01/53(a)	45,200	47,803,741
Sustainability Bonds, 5.50%, 10/01/54(a)	39,485	42,948,656
Series A, Sustainability Bonds, 5.00%, 01/01/56(a)	10,000	10,611,435
Series B, Sustainability Bonds, 5.00%, 01/01/55(a)	32,815	34,628,787
Series B, Class B, Sustainability Bonds, 5.00%, 03/01/56(a)	20,000	21,842,168
Series E, Sustainability Bonds, 5.00%, 02/01/55(a)	5,000	5,361,294
Series E-1, Sustainability Bonds, 5.00%, 02/01/54(a)	15,480	16,534,872
Series G, Sustainability Bonds, 5.25%, 11/01/54(a)	50,000	53,720,175
Series G, Sustainability Bonds, 5.00%, 11/01/55(a)	27,415	28,875,644
California Municipal Finance Authority, RB, Series A, AMT, 4.38%, 09/01/53(a)	2,935	3,045,431
Central Valley Energy Authority, RB, 5.00%, 12/01/55(a)	10,000	10,807,646
		302,834,384
County/City/Special District/School District — 25.9%
Anaheim City School District, GO, (AGM), 5.00%, 08/01/51	5,615	5,834,101
Antelope Valley Union High School District, GO
Series A, Election 2024, 5.00%, 08/01/50	5,000	5,289,196
Series A, Election 2024, 5.00%, 08/01/54	2,000	2,106,658
Berkeley Unified School District, GO, Series F, Election 2020, 5.00%, 08/01/54	10,000	10,581,246
Butte-Glenn Community College District, GO, Series D, Election 2016, 5.00%, 08/01/50	2,375	2,527,646
California Municipal Finance Authority, ST, Series A, 5.13%, 09/01/59	945	926,083
California Statewide Communities Development Authority, SAB
Series B, 5.00%, 09/02/52	1,785	1,789,744
Series C, 4.00%, 09/02/50	4,985	4,268,559
California Statewide Communities Development Authority, SAB, M/F Housing, 5.00%, 09/02/39	1,060	1,111,105
Chabot-Las Positas Community College District, GO, Series C, Election 2016, 5.25%, 08/01/48	13,355	14,291,248
Chaffey Joint Union High School District, GO, CAB(b)
Series H, Election 2012, 0.00%, 08/01/48	4,000	1,401,766
Series H, Election 2012, 0.00%, 08/01/49	3,750	1,254,311
City of Los Angeles, COP, (AMBAC), 6.20%, 11/01/31	1,200	1,204,207
City of Oakland California, GO, Series D, 5.25%, 07/15/48	3,215	3,412,931
Clovis Unified School District, GO
Series C, Election 2020, 4.00%, 08/01/48	7,275	6,949,976
Series A, Election 2024, 5.00%, 08/01/50	2,335	2,445,918
Corona-Norco Unified School District, GO, Series D, Election 2014, 5.00%, 08/01/49(c)	1,730	1,830,554
Cupertino Union School District, GO, Series A, Election 2024, 5.75%, 08/01/50	3,775	4,237,758
Dublin Unified School District, GO, Series B, Election 2020, 4.25%, 08/01/53	5,805	5,712,759
El Rancho Unified School District, GO, Series D, Election 2016, (BAM), 5.75%, 08/01/48	750	844,641
Etiwanda School District, GO, Series C, 5.25%, 08/01/52	7,175	7,537,267
Indio Finance Authority, Refunding RB, Series A, (BAM), 5.25%, 11/01/52	7,000	7,394,612
Security	Par (000)	Value
County/City/Special District/School District (continued)
Irvine Facilities Financing Authority, ST, Series A, 5.00%, 09/01/43	$1,275	$ 1,391,629
Jurupa Unified School District, GO, Series A, Election 2024, (BAM), 5.25%, 08/01/50	10,000	10,723,584
La Canada Unified School District, GO, Series A, Election 2017, 5.00%, 08/01/47	6,945	7,108,064
La Mesa-Spring Valley School District, GO, Series B, 4.00%, 08/01/51	625	590,108
Las Virgenes Unified School District, GO
Series B, Election 2022, 5.25%, 08/01/51	4,500	4,832,231
Series B, Election 2022, 5.00%, 08/01/54	10,000	10,501,464
Long Beach Community College District, GO, Series E, 5.00%, 08/01/52	1,500	1,583,615
Modesto High School District, GO, Series B, Election 2022, 5.25%, 08/01/50	4,295	4,637,050
Municipal Improvement Corp of Los Angeles, RB, 5.50%, 05/01/55	4,665	5,049,786
Napa Valley Unified School District, GO, Series A, Election 2024, 5.25%, 08/01/50	3,500	3,778,737
New Haven Unified School District, GO, Series A, Election 2024, 5.00%, 08/01/50	13,225	13,937,066
Oak Grove School District, GO, Series A-1, 5.00%, 08/01/52	5,835	6,086,981
Ontario Montclair School District, GO, Series C, Election 2016, 5.25%, 08/01/52	4,000	4,228,332
Ontario Public Financing Authority, RB
Series A, 5.00%, 11/01/50	1,525	1,606,271
Series A, 5.25%, 11/01/55	2,500	2,670,903
Oxnard Union High School District, GO, Series B, 5.00%, 08/01/45	6,560	6,739,844
Pajaro Valley Unified School District, GO, Series A, Election 2024, 5.00%, 08/01/49	3,445	3,684,244
Peralta Community College District, GO
Series B, 5.50%, 08/01/52	2,500	2,681,729
Series C-1, Election 2018, 5.00%, 08/01/50	4,580	4,863,293
Ravenswood City School District, GO, Election 2022, (BAM), 5.25%, 08/01/53	7,570	7,965,294
Redwood City School District, GO, Series A, Election 2022, 5.00%, 08/01/52	6,000	6,294,362
Salinas Union High School District, GO, Series B, Election 2020, 5.00%, 08/01/48	7,250	7,734,206
San Diego Unified School District, GO
Series C-3, Election 2022, 5.00%, 07/01/50	8,420	8,956,990
Series F-2, Sustainability Bonds, 4.25%, 07/01/52	6,270	6,182,056
San Francisco Bay Area Rapid Transit District, GO
Election 2016, Sustainability Bonds, 5.00%, 08/01/45	2,500	2,745,210
Series D-1, Election 2016, Sustainability Bonds, 4.00%, 08/01/47	9,075	8,712,064
San Marcos Unified School District, GO, Series A, Election 2024, 5.25%, 08/01/55	2,700	2,902,654
San Mateo Joint Powers Financing Authority, RB, Series A, 4.00%, 07/15/52	14,270	13,362,479
Santa Rosa High School District, GO, Series A, Election 2022, 4.00%, 08/01/49	7,050	6,630,313
Scotts Valley Unified School District, GO, Series A-1, Election 2024, 5.25%, 08/01/50	1,100	1,183,146
Sequoia Union High School District, GO, Election 2022, 5.00%, 07/01/50	5,000	5,307,676
South Orange County Public Financing Authority, RB, 5.00%, 06/01/52	5,000	5,197,634

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
County/City/Special District/School District (continued)
Sunnyvale School District, GO
Series A, Election 2024, 5.00%, 09/01/50	$3,750	$ 3,987,135
Series A, Election 2024, 5.00%, 09/01/56	2,500	2,644,520
Val Verde Unified School District, GO, Series C, Election 2020, (AGM), 4.00%, 08/01/49	5,000	4,740,250
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/38	3,250	3,270,416
		287,463,622
Education — 11.5%
California Educational Facilities Authority, RB
Series A, 5.00%, 10/01/53	10,000	9,853,845
Series A, 5.00%, 10/01/55	11,420	12,009,221
Series U-7, 5.00%, 06/01/46	7,525	8,595,877
California Enterprise Development Authority, RB(d)
8.00%, 11/15/62	1,760	1,741,656
Series A, 5.00%, 07/01/50	600	557,424
California Infrastructure & Economic Development Bank, RB, 5.00%, 05/15/50	5,000	5,278,129
California Municipal Finance Authority, Refunding RB(d)(e)(f)
5.00%, 08/01/39	290	218,188
5.00%, 08/01/48	350	233,436
California School Finance Authority, RB(d)
5.00%, 08/01/52	1,875	1,772,832
5.00%, 08/01/61	2,950	2,747,173
Series A, 5.00%, 07/01/54	1,150	1,119,527
Series A, 5.00%, 06/01/58	6,615	6,176,238
Series A, 5.00%, 07/01/59	2,565	2,460,713
Series A, 5.00%, 08/01/59	2,365	2,212,508
Series B, 4.00%, 07/01/45	965	825,830
California School Finance Authority, Refunding RB(d)
Series A, 5.88%, 06/01/53	700	701,119
Sustainability Bonds, 5.50%, 08/01/43	420	431,028
Sustainability Bonds, 5.50%, 08/01/47	400	402,100
California State University, RB, Series A, 5.50%, 11/01/49	15,000	16,670,049
California State University, Refunding RB
Series A, 5.00%, 11/01/50	9,260	9,480,322
Series A, 5.25%, 11/01/50	5,000	5,477,518
Series A, 4.63%, 11/01/56	9,500	9,659,582
University of California, Refunding RB
Series BE, 4.00%, 05/15/47	9,000	8,739,766
Series BW, 5.00%, 05/15/54	12,500	13,100,109
Series O, 5.00%, 05/15/48	2,990	3,060,687
Series Q, 3.00%, 05/15/51	6,000	4,469,325
		127,994,202
Health — 4.8%
California Health Facilities Financing Authority, RB, Series A, 5.00%, 11/15/48	3,000	3,023,228
California Health Facilities Financing Authority, Refunding RB
(BAM-TCRS), 4.00%, 08/15/48	5,005	4,779,773
Series A, 4.00%, 04/01/45	3,570	3,327,331
Series A, 5.00%, 11/15/48	10,000	10,079,132
Series A, 5.25%, 08/15/54	11,000	11,767,724
Security	Par (000)	Value
Health (continued)
California Municipal Finance Authority, Refunding RB, Series A, 5.00%, 02/01/47	$9,250	$ 9,269,689
California Public Finance Authority, RB, Series A, 6.38%, 06/01/59(d)	6,900	6,587,723
California Statewide Communities Development Authority, RB, Sustainability Bonds, 4.00%, 08/01/45	5,000	4,402,542
		53,237,142
Housing — 4.4%
California Housing Finance Agency, RB, M/F Housing
Series 2021-2, Class A, Sustainability Bonds, (FHLMC), 3.75%, 03/25/35	12,673	12,968,906
Series U, Sustainability Bonds, (FNMA), 4.10%, 09/01/40	10,000	10,265,636
Series V, Sustainability Bonds, (FNMA), 4.10%, 09/01/40	10,000	10,265,636
California Municipal Finance Authority, RB, M/F Housing, Series A, (FNMA), 4.88%, 11/01/43	3,100	3,267,760
CSCDA Community Improvement Authority, RB, M/F Housing(d)
Series A, 3.00%, 09/01/56	1,475	1,004,017
Mezzanine Lien, 4.00%, 05/01/57	5,660	3,964,551
San Diego Housing Authority, Inc., RB, M/F Housing, Series E, (HUD SECT 8), 4.20%, 06/01/40	3,985	4,058,836
Santa Clara County Housing Authority, RB, M/F Housing, Series A, 6.00%, 08/01/41	3,500	3,567,806
		49,363,148
State — 9.6%
California State Public Works Board, RB
Series A, 5.00%, 04/01/45	8,670	9,473,131
Series A, 5.00%, 04/01/46	14,300	15,433,203
Series A, 5.00%, 04/01/50	19,275	20,334,244
Series B, 4.00%, 05/01/46	10,075	9,855,693
Series D, 5.00%, 11/01/47	18,275	19,396,522
State of California, Refunding GO
5.00%, 10/01/45	5,000	5,375,176
4.13%, 03/01/49	2,000	1,973,717
5.00%, 09/01/52	5,000	5,232,186
Series CX, 4.50%, 12/01/50	19,425	19,238,819
		106,312,691
Tobacco — 5.4%
California County Tobacco Securitization Agency, RB, Series D, 0.00%, 06/01/55(b)	5,855	453,427
California County Tobacco Securitization Agency, Refunding RB
5.00%, 06/01/50	4,275	3,977,067
Series A, 4.00%, 06/01/49	2,755	2,420,057
California County Tobacco Securitization Agency, Refunding RB, CAB(b)
0.00%, 06/01/55	7,575	1,494,907
Series B-2, Subordinate, 0.00%, 06/01/55	8,895	1,672,378
California Statewide Financing Authority, RB(b)(d)
Series D, 0.00%, 06/01/55	5,000	298,321
Series L, 0.00%, 06/01/55	57,200	3,453,971
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tobacco (continued)
Golden State Tobacco Securitization Corp., Refunding RB, Series B, 5.00%, 06/01/51	$27,635	$ 27,126,469
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(b)	48,915	5,129,858
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%, 06/01/36(b)	2,855	1,412,354
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	8,070	8,034,275
Tobacco Securitization Authority of Southern California, Refunding RB, CAB, 0.00%, 06/01/54(b)	22,600	4,141,737
		59,614,821
Transportation — 27.8%
Alameda Corridor Transportation Authority, Refunding RB, Series B, Sub Lien, 5.00%, 10/01/37	3,790	3,831,945
Bay Area Toll Authority, RB, Series F2, Sustainability Bonds, 5.00%, 04/01/47	5,000	5,379,165
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/47	20,000	18,924,210
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, ARB
Series B, AMT, (AGM), 4.38%, 07/01/49	2,400	2,301,595
Series B, AMT, 5.25%, 07/01/49	5,385	5,628,847
Series B, AMT, 5.25%, 07/01/54	10,000	10,395,771
California Infrastructure & Economic Development Bank, Refunding RB, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(d)	32,445	24,333,750
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	21,415	18,770,472
City of Los Angeles Department of Airports RB, AMT, Sustainability Bonds, 5.00%, 05/15/52	4,485	4,551,073
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/44	8,525	8,651,000
Series A, AMT, 4.00%, 05/15/49	5,000	4,465,492
Series B, AMT, 5.00%, 05/15/41	8,500	8,523,424
AMT, Sustainability Bonds, 5.00%, 05/15/47	5,980	6,149,577
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.50%, 05/15/47	2,450	2,585,206
AMT, 5.00%, 05/15/52	4,490	4,556,146
Series A, AMT, 5.00%, 05/15/46	12,500	12,837,777
AMT, Subordinate, 4.00%, 11/15/31(g)	115	121,503
County of Sacramento California Airport System Revenue, ARB
5.00%, 07/01/49	8,000	8,441,046
Series A, AMT, 5.25%, 07/01/50	1,300	1,355,006
County of Sacramento California Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/39	3,000	3,092,530
Foothill-Eastern Transportation Corridor Agency, Refunding RB, Series B-2, 3.50%, 01/15/53	9,000	7,414,100
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/33	2,000	2,183,571
Series A, AMT, 5.00%, 03/01/41	11,250	11,346,889
Series A, AMT, 5.00%, 03/01/47	15,140	15,152,354
San Diego County Regional Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/47	6,485	6,513,021
Series B, AMT, 5.25%, 07/01/50	6,450	6,762,959
Series B, AMT, 5.00%, 07/01/53	6,000	6,105,749
Security	Par (000)	Value
Transportation (continued)
San Diego County Regional Airport Authority, ARB (continued)
Series B, AMT, Subordinate, 5.00%, 07/01/51	$11,500	$ 11,618,902
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series 2, Class A, AMT, 5.25%, 05/01/49	4,050	4,230,268
Series A, AMT, 5.00%, 05/01/47	14,220	14,251,688
Series A, AMT, 5.25%, 05/01/55	6,595	6,861,433
Series A, AMT, 5.50%, 05/01/55	16,120	17,082,956
Series E, AMT, 5.00%, 05/01/45	2,515	2,563,600
Series E, AMT, 5.00%, 05/01/50	24,865	25,049,446
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB
Series C, AMT, 5.75%, 05/01/48	6,900	7,398,190
Series D, AMT, 5.50%, 05/01/55	8,755	9,277,995
		308,708,656
Utilities — 10.1%
California Infrastructure & Economic Development Bank, RB, Sustainability Bonds, 5.00%, 10/01/48	10,000	10,186,403
California Pollution Control Financing Authority, Refunding RB, 5.00%, 07/01/39(d)	1,000	1,032,542
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series C, 4.00%, 11/01/50	15,000	14,222,886
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB
Class D, 5.00%, 11/01/55	14,550	15,341,334
Series D, Class D, 5.00%, 11/01/51	5,200	5,523,152
Contra Costa Water District, Refunding RB, Series V, 5.00%, 10/01/44	1,260	1,318,841
East Bay Municipal Utility District Water System Revenue, RB
Series A, Sustainability Bonds, 5.00%, 06/01/49	3,835	3,962,280
Series A, Sustainability Bonds, 5.00%, 06/01/55	7,000	7,440,451
Livermore Valley Water Financing Authority, RB
Series A, 5.00%, 07/01/48	1,795	1,879,616
Series A, 5.00%, 07/01/53	2,740	2,843,456
Mountain House Public Financing Authority, RB, Series A, Sustainability Bonds, (BAM), 4.00%, 12/01/50	4,500	4,163,888
Sacramento Municipal Utility District, Refunding RB
Series H, Sustainability Bonds, 5.00%, 08/15/50	3,730	3,856,170
Series K, Sustainability Bonds, 5.00%, 08/15/53	17,000	17,826,147
San Diego Public Facilities Financing Authority, RB
Series A, 5.00%, 05/15/54	10,175	10,673,832
Series A, Subordinate, 5.00%, 05/15/52	6,970	7,263,276
San Mateo Foster City Public Financing Authority, RB, 5.00%, 08/01/49	4,840	5,007,776
		112,542,050
Total Municipal Bonds in California		1,408,070,716
New Hampshire — 0.9%
Housing — 0.9%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, Sustainability Bonds, 3.92%, 07/20/39(a)	9,905	9,757,148

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico — 4.5%
State — 4.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	$8,403	$ 8,104,933
Series A-1, Restructured, 5.00%, 07/01/58	21,427	20,971,756
Series A-2, Restructured, 4.78%, 07/01/58	2,416	2,304,673
Series A-2, Restructured, 4.33%, 07/01/40	1,804	1,793,073
Series B-1, Restructured, 4.75%, 07/01/53	1,063	1,025,294
Series B-1, Restructured, 5.00%, 07/01/58	7,714	7,443,930
Series B-2, Restructured, 4.78%, 07/01/58	1,535	1,464,268
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(b)	19,743	6,840,584
Total Municipal Bonds in Puerto Rico		49,948,511
Total Municipal Bonds — 132.2% (Cost: $1,452,496,679)		1,467,776,375
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
California — 28.8%
County/City/Special District/School District — 9.3%
California Municipal Finance Authority, RB, 5.00%, 06/01/48	15,000	15,211,871
Irvine Facilities Financing Authority, ST, Series A, 5.00%, 09/01/48	20,000	21,052,501
Los Angeles Unified School District, GO, Sustainability Bonds, 5.25%, 07/01/48	25,000	27,019,747
Mt San Antonio Community College District, GO, Election 2024, Series A, 5.25%, 08/01/55	12,000	12,920,099
Murrieta Valley Unified School District, GO, 5.25%, 09/01/51	11,700	12,306,729
Rio Hondo Community College District, GO, Election 2024, Series A, 5.25%, 08/01/55	14,000	15,016,905
		103,527,852
Education — 6.5%
California State University, Refunding RB, Series A, 5.25%, 11/01/56(i)	13,000	14,092,246
University of California, RB, Series BK, 5.00%, 05/15/52	56,410	58,675,214
		72,767,460
Transportation — 10.8%
City of Los Angeles Department of Airports, Refunding ARB
Series A, AMT, Sustainability Bonds, 5.50%, 05/15/55	25,000	26,479,183
Series S, AMT, 5.00%, 05/15/51	19,235	19,563,910
San Diego County Regional Airport Authority, ARB, AMT, Series B, 5.00%, 07/01/48	20,795	21,433,951
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
2nd Series, Class D, AMT, 5.00%, 05/01/28(g)(i)	20	20,140
Security	Par (000)	Value
Transportation (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB (continued)
2nd Series, Class D, AMT, 5.00%, 05/01/48	$30,640	$ 30,853,564
Series A, AMT, 5.50%, 05/01/55(i)	20,000	21,194,733
		119,545,481
Utilities — 2.2%
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series B, 5.00%, 11/01/50	11,690	11,832,754
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series F, 5.00%, 10/01/54	11,865	12,459,977
		24,292,731
Total Municipal Bonds in California		320,133,524
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 28.8% (Cost: $313,437,291)		320,133,524

	Shares
Warrants
Construction & Engineering — 0.1%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(f)(j)	270,242	540,484
Total Warrants — 0.1% (Cost: $ — )		540,484
Total Long-Term Investments — 161.1% (Cost: $1,765,933,970)		1,788,450,383
Short-Term Securities
Money Market Funds — 4.1%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.03%(k)(l)	45,412,305	45,416,846
Total Short-Term Securities — 4.1% (Cost: $45,416,846)		45,416,846
Total Investments — 165.2% (Cost: $1,811,350,816)		1,833,867,229
Other Assets Less Liabilities — 1.4%		15,526,367
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.2)%		(213,416,715)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (47.4)%		(525,867,893)
Net Assets Applicable to Common Shares — 100.0%		$ 1,110,108,988

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

(c)	When-issued security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(i)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between May 1, 2027 to May 1, 2033, is $45,228,797. See
Note 4 of the Notes to Financial Statements for details.

(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)	Affiliate of the Trust.
(l)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 18,804,567	$ 26,612,279 (a)	$ —	$ —	$ —	$ 45,416,846	45,412,305	$ 494,919	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 1,467,776,375	$ —	$ 1,467,776,375
Municipal Bonds Transferred to Tender Option Bond Trusts	—	320,133,524	—	320,133,524
Warrants	—	—	540,484	540,484
Short-Term Securities
Money Market Funds	45,416,846	—	—	45,416,846
	$45,416,846	$1,787,909,899	$540,484	$1,833,867,229
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(212,129,988)	$—	$(212,129,988)
VRDP Shares at Liquidation Value	—	(526,400,000)	—	(526,400,000)
	$—	$(738,529,988)	$—	$(738,529,988)
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
January 31, 2026
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 6.7%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$2,000	$ 2,140,788
Series A, 5.25%, 05/01/56	1,075	1,117,942
Series F, 5.50%, 11/01/53	840	888,070
County of Jefferson AL Sewer Revenue, Refunding RB, 5.50%, 10/01/53	520	545,397
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,205	1,272,151
Mobile County Industrial Development Authority, RB
Series A, AMT, 5.00%, 06/01/54	2,640	2,539,524
Series B, AMT, 4.75%, 12/01/54	1,100	1,019,532
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	470	503,131
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	610	635,044
Series A-2, 4.87%, 01/01/53	5,090	5,349,865
		16,011,444
Arizona — 1.9%
Arizona Industrial Development Authority, RB(b)
4.38%, 07/01/39	550	512,174
Series A, 5.00%, 07/01/49	525	476,174
Series A, 5.00%, 07/01/54	405	359,549
City of Mesa Arizona Utility System Revenue, RB, (AGM), 4.50%, 07/01/49	445	441,859
City of Phoenix Civic Improvement Corp., ARB, Junior Lien, 5.00%, 07/01/49	1,165	1,186,357
Maricopa County Industrial Development Authority, Refunding RB, 5.00%, 07/01/54(b)	280	261,165
Town of Queen Creek, COP, 10/01/65(c)	1,295	1,370,527
		4,607,805
Arkansas — 0.2%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 5.70%, 05/01/53	415	421,733
California — 5.0%
California Community Choice Financing Authority, RB(a)
Series B, Class B, Sustainability Bonds, 5.00%, 03/01/56	900	982,898
Series B-2, Sustainability Bonds, 2.73%, 02/01/52	1,500	1,439,114
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	365	361,196
California Infrastructure & Economic Development Bank, Refunding RB, AMT, Sustainability Bonds, 12.00%, 01/01/65(a)(b)	805	603,750
California Municipal Finance Authority, RB, M/F Housing, Series A, 6.10%, 12/01/37	400	404,891
California Municipal Finance Authority, RB, S/F Housing, Series 2025-1, 3.54%, 02/20/41(a)	2,651	2,505,635
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)	980	980,725
California Public Finance Authority, RB, Series A, 6.38%, 06/01/59(b)	1,325	1,265,034
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 5.00%, 09/01/37(b)	100	102,583
Security	Par (000)	Value
California (continued)
Pleasanton Unified School District, GO, Election 2022, 4.25%, 08/01/50	$2,330	$ 2,287,056
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	940	945,914
		11,878,796
Colorado — 1.1%
City & County of Denver CO Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/48	1,700	1,706,233
Colorado Health Facilities Authority, RB, 5.50%, 11/01/47	205	215,880
Denver Convention Center Hotel Authority, Refunding RB, Series A, 5.00%, 12/01/40	830	833,804
		2,755,917
Connecticut — 0.7%
State of Connecticut Special Tax Revenue, RB, Series A-2, 5.00%, 07/01/43	1,420	1,558,701
District of Columbia — 0.0%
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 2nd Lien, Sustainability Bonds, 4.38%, 07/15/59	105	99,267
Florida — 7.7%
Capital Trust Agency, Inc., RB(b)
Series A, 5.00%, 06/01/45	465	415,749
Series A, 5.50%, 06/01/57	165	147,702
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	1,700	1,838,290
Collier County Health Facilities Authority, RB, 4.00%, 05/01/52	1,070	895,674
County of Broward Florida Tourist Development Tax Revenue, Refunding RB, Convertible, 4.00%, 09/01/51	1,700	1,488,989
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.00%, 10/01/38	950	1,019,175
Cypress Bluff Community Development District, SAB, Series A, 3.80%, 05/01/50(b)	725	593,649
Finley Woods Community Development District, SAB
4.00%, 05/01/40	265	253,052
4.20%, 05/01/50	450	388,274
Florida Development Finance Corp., RB, AMT, 5.00%, 05/01/29(b)(d)(e)	470	475,280
Florida Development Finance Corp., Refunding RB
AMT, (AGM), 5.00%, 07/01/44	1,760	1,741,220
AMT, (AGM), 5.25%, 07/01/47	400	394,114
Florida Housing Finance Corp., RB, S/F Housing
Series 5, (FHLMC, FNMA, GNMA), 5.00%, 07/01/50	1,475	1,485,512
Series 5, (FHLMC, FNMA, GNMA), 5.05%, 01/01/56	950	952,827
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	210	220,122
Lee County Industrial Development Authority, RB
Series B-2, 4.38%, 11/15/29	505	508,380
Series B-3, 4.13%, 11/15/29	525	528,523
Orange County Health Facilities Authority, RB, 4.00%, 10/01/52	1,000	861,766
Osceola Chain Lakes Community Development District, SAB
4.00%, 05/01/40	670	641,160
4.00%, 05/01/50	640	531,605
Palm Beach County Health Facilities Authority, Refunding RB, 4.00%, 08/15/49	2,065	1,820,337
Southern Groves Community Development District No. 5, Refunding SAB, 4.00%, 05/01/43	380	344,627
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
University of Florida Department of Housing & Residence Education Hsg Sys Rev, RB, Series A, (BAM-TCRS), 3.00%, 07/01/51	$1,000	$ 710,278
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	205	205,604
		18,461,909
Georgia — 3.1%
DeKalb County Housing Authority, Refunding RB, 4.13%, 12/01/34	1,820	1,842,973
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	195	117,000
Georgia Housing & Finance Authority, RB, S/F Housing, Series G, (FNMA, GNMA), 4.90%, 12/01/50	2,475	2,490,372
Main Street Natural Gas, Inc., Refunding RB, Series E-2, 4.15%, 12/01/53(a)	2,830	2,937,590
		7,387,935
Hawaii — 0.5%
State of Hawaii Airports System Revenue, ARB, AMT, 5.25%, 08/01/26	1,205	1,207,498
Illinois — 9.4%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	950	972,649
Series A, 5.00%, 12/01/40	395	394,506
Series A, 6.25%, 12/01/50	560	592,661
Chicago Board of Education, Refunding GO, Series B, 6.00%, 12/01/43	345	365,071
Chicago O’Hare International Airport, ARB
Class A, AMT, Senior Lien, 4.50%, 01/01/48	4,000	3,808,440
Class A, AMT, Senior Lien, 4.63%, 01/01/53	1,700	1,624,365
Class A, AMT, Senior Lien, (AGM), 5.50%, 01/01/53	3,700	3,801,446
Series B, Senior Lien, 4.50%, 01/01/56	2,020	1,931,773
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(f)	995	1,011,707
Series C, 4.00%, 02/15/41	5	4,948
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 10/01/42	515	536,817
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	4,885	4,890,888
Series A, 5.00%, 01/01/45	980	1,021,689
Series A, 4.00%, 01/01/46	1,000	908,110
State of Illinois, GO, Series E, 5.00%, 09/01/43	755	795,333
		22,660,403
Indiana — 1.2%
Indiana Finance Authority, RB
5.00%, 06/01/51	220	185,731
5.00%, 06/01/56	190	156,148
Indiana Finance Authority, Refunding RB
Class A, 5.50%, 10/01/50	665	707,950
Series C, 5.25%, 10/01/46	630	672,631
Series C, 5.25%, 10/01/47	220	234,033
Indianapolis Local Public Improvement Bond Bank, Refunding ARB, Series B1, 5.25%, 01/01/55	990	1,034,730
		2,991,223
Security	Par (000)	Value
Iowa — 0.3%
Iowa Finance Authority, Refunding RB, Series A, 5.13%, 05/15/59	$850	$ 798,313
Kentucky — 0.5%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	150	141,119
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	990	1,066,592
		1,207,711
Louisiana — 1.6%
Louisiana Public Facilities Authority, RB, AMT, 5.00%, 09/01/66	1,810	1,704,094
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	1,995	2,043,839
		3,747,933
Maryland — 1.3%
Maryland Community Development Administration, Refunding RB, S/F Housing, Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.50%, 09/01/49	1,095	1,073,939
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.00%, 12/31/40	525	543,232
Maryland Stadium Authority, RB, 5.00%, 06/01/54	1,480	1,522,677
		3,139,848
Massachusetts — 0.5%
Commonwealth of Massachusetts, GOL, Series E, 5.00%, 11/01/49	1,210	1,256,672
Michigan — 2.1%
Michigan Finance Authority, RB, Sustainability Bonds, 5.50%, 02/28/57	1,000	1,036,302
Michigan Finance Authority, Refunding RB
4.00%, 09/01/46	550	474,694
4.00%, 11/15/46	1,300	1,161,470
Michigan Strategic Fund, RB
AMT, 5.00%, 12/31/43	895	898,977
AMT, 5.00%, 06/30/48	1,510	1,469,128
		5,040,571
Minnesota — 1.5%
Minneapolis-St Paul Metropolitan Airports Commission, ARB, Series B, AMT, Subordinate, 5.25%, 01/01/49	1,900	1,951,333
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.10%, 07/01/42	1,475	1,567,490
		3,518,823
Mississippi — 0.9%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	2,225	2,264,316
Missouri — 1.6%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 4.25%, 04/01/55	3,350	3,101,928
Series A, Class P, 5.25%, 02/01/54	330	330,739
Missouri Housing Development Commission, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 5.00%, 11/01/55	380	381,310
		3,813,977

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Montana — 0.1%
Montana Board of Housing, RB, S/F Housing, Series B-2, 3.60%, 12/01/47	$160	$ 139,418
Nevada — 0.5%
City of Las Vegas Nevada Special Improvement District No. 814, SAB
4.00%, 06/01/39	120	115,636
4.00%, 06/01/44	305	272,066
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	305	315,984
5.00%, 07/01/45	400	402,851
		1,106,537
New Hampshire — 2.1%
New Hampshire Business Finance Authority, RB
Series 2025-1, Class A1, 4.17%, 01/20/41(a)	362	361,941
Series A, Sustainability Bonds, 5.50%, 06/01/55	2,180	2,248,904
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	545	574,017
Series 2025, Subordinate, 5.15%, 09/28/37	860	878,111
Series 2, Sustainability Bonds, 4.25%, 07/20/41	994	1,007,458
		5,070,431
New Jersey — 7.5%
New Jersey Economic Development Authority, RB
5.00%, 06/15/34	635	688,207
5.00%, 06/15/36	810	870,269
AMT, (AGM), 5.00%, 01/01/31	1,355	1,363,477
AMT, 5.38%, 01/01/43	1,940	1,942,215
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	1,500	1,363,901
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	830	831,675
Series C, AMT, Subordinate, 5.00%, 12/01/52	1,355	1,322,447
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, 5.10%, 10/01/50	1,250	1,271,848
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.00%, 06/15/50	685	708,849
Series CC, 5.25%, 06/15/55	2,550	2,677,012
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/55	1,070	1,136,131
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	1,000	984,124
Series A, 5.25%, 06/01/46	2,240	2,230,753
Sub-Series B, 5.00%, 06/01/46	710	689,131
		18,080,039
New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	135	133,740
New York — 8.6%
City of New York, GO
Series D, 4.00%, 04/01/50	1,190	1,078,802
Series G-1, 5.25%, 02/01/53	195	204,298
New York City Housing Development Corp., RB, M/F Housing, Sustainability Bonds, 5.00%, 11/01/60	3,190	3,202,191
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series E, Subordinate, 5.00%, 11/01/53	715	731,653
Series G-1, Subordinate, 5.00%, 05/01/47	1,250	1,297,893
New York Liberty Development Corp., Refunding RB, Series A, Sustainability Bonds, 3.00%, 11/15/51	210	150,991
Security	Par (000)	Value
New York (continued)
New York State Thruway Authority, RB, Sustainability Bonds, 4.13%, 03/15/56	$1,675	$ 1,537,086
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	465	493,678
AMT, Sustainability Bonds, 6.00%, 06/30/59	815	860,309
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	680	721,973
AMT, 4.00%, 04/30/53	605	511,977
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	2,055	2,078,080
AMT, Sustainability Bonds, 5.38%, 06/30/60	5,350	5,429,769
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.13%, 05/15/53	1,535	1,416,198
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	895	900,023
		20,614,921
North Carolina — 0.2%
North Carolina Medical Care Commission, RB, 5.25%, 11/01/56	505	507,113
North Dakota — 0.4%
City of Grand Forks North Dakota, RB, Series A, (AGM), 5.00%, 12/01/48	880	896,597
Ohio — 2.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	2,050	1,685,973
Columbus-Franklin County Finance Authority, RB, M/F Housing, (FNMA), 4.82%, 11/01/43	705	744,969
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	270	289,679
State of Ohio, RB, Series P3, AMT, 5.00%, 12/31/39	1,325	1,325,281
State of Ohio, Refunding RB, Series A, (BAM-TCRS), 4.00%, 01/15/50	2,275	2,020,131
		6,066,033
Oklahoma — 1.1%
Oklahoma Turnpike Authority, RB, 5.50%, 01/01/53	2,055	2,180,413
Tulsa Municipal Airport Trust Trustees, Refunding, ARB, AMT, 6.25%, 12/01/35	470	545,639
		2,726,052
Pennsylvania — 8.8%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.50%, 01/01/53	670	698,293
Chester County Health and Education Facilities Authority, Refunding RB, Series A, 5.00%, 10/01/52	2,000	2,009,229
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 4.50%, 09/01/48	1,415	1,425,507
Geisinger Authority, Refunding RB, 4.00%, 04/01/50	3,080	2,699,640
Lancaster Industrial Development Authority, RB, 5.00%, 12/01/44	675	675,259
Montgomery County Higher Education and Health Authority, Refunding RB
Class B, 5.00%, 05/01/57	2,500	2,469,260
Series B, (BAM-TCRS), 4.00%, 05/01/52	2,115	1,870,314
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	590	597,884
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.50%, 06/30/43	515	546,756
AMT, 5.25%, 06/30/53	1,000	1,010,109
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 06/15/55	1,175	1,059,904
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.45%, 04/01/51	3,300	3,413,531
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	$1,285	$ 1,312,978
Pittsburgh School District, GOL, (SAW), 3.00%, 09/01/41	1,165	1,025,233
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/48	400	422,673
		21,236,570
Puerto Rico — 5.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,472	3,348,843
Series A-1, Restructured, 5.00%, 07/01/58	5,794	5,670,899
Series A-2, Restructured, 4.78%, 07/01/58	264	251,835
Series A-2, Restructured, 4.33%, 07/01/40	1,709	1,698,649
Series B-2, Restructured, 4.78%, 07/01/58	394	375,845
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(g)	3,957	1,371,027
		12,717,098
Rhode Island — 0.8%
Rhode Island Health and Educational Building Corp., RB, 5.00%, 11/01/53	1,870	1,908,826
South Carolina — 2.9%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	1,970	2,118,889
South Carolina Jobs-Economic Development Authority, RB(b)
5.00%, 01/01/55	825	688,156
7.50%, 08/15/62	390	348,366
South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/46	2,080	2,160,959
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 5.00%, 07/01/50	1,640	1,651,071
		6,967,441
Tennessee — 2.0%
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, Refunding RB, 4.00%, 10/01/54	3,235	2,973,508
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.25%, 07/01/48	1,020	1,079,385
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Refunding RB, 5.25%, 07/01/55	615	650,207
		4,703,100
Texas — 11.5%
Alamo Heights Independent School District, GO, (PSF), 4.00%, 02/01/51	2,415	2,199,989
Arlington Higher Education Finance Corp., RB(b)(d)(e)
7.50%, 04/01/62	410	205,000
7.88%, 11/01/62	360	216,000
Aubrey Independent School District, GO, (PSF), 4.00%, 02/15/52	1,000	908,322
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/53	635	661,388
City of Houston Texas Airport System Revenue, ARB
Series B, AMT, 5.50%, 07/15/36	100	109,427
Series B, AMT, 5.50%, 07/15/37	260	283,276
Security	Par (000)	Value
Texas (continued)
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, 5.50%, 07/01/55	$1,260	$ 1,321,726
Conroe Independent School District, GO, (PSF), 4.00%, 02/15/50	600	557,630
Dallas Independent School District, Refunding GO, (PSF), 4.00%, 02/15/53	900	823,666
Del Valle Independent School District Texas, GO, (PSF), 4.00%, 06/15/47	1,410	1,327,564
Eagle Mountain & Saginaw Independent School District, GO, (PSF), 4.00%, 08/15/54	850	763,995
EP Royal Estates PFC, RB, M/F Housing, 4.25%, 10/01/39	335	341,241
Leander Independent School District, Refunding GO, Series A, (PSF), 5.00%, 08/15/50	1,325	1,380,967
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	440	374,017
Northwest Independent School District, GO, (PSF), 5.25%, 02/15/55	690	727,120
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	1,620	1,656,240
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 11/15/40	2,500	2,500,977
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	255	225,715
Texas Municipal Gas Acquisition & Supply Corp. IV, RB, Series B, 5.50%, 01/01/54(a)	2,500	2,814,544
Texas Municipal Gas Acquisition & Supply Corp., III, Refunding RB, 5.00%, 12/15/32	2,935	3,196,452
Waller Consolidated Independent School District, GO, Series A, (PSF), 4.00%, 02/15/53	1,700	1,555,813
Ysleta Independent School District, GO, (PSF), 4.25%, 08/15/56	3,580	3,370,778
		27,521,847
Utah — 1.6%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	135	135,757
County of Utah, RB
Series A, 3.00%, 05/15/50	1,840	1,357,734
Series B, 4.00%, 05/15/47	1,340	1,216,393
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.50%, 06/01/55	640	683,634
Series B, 2nd Lien, (AGM), 5.50%, 06/01/55	225	240,340
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40(b)	325	323,260
		3,957,118
Virginia — 0.8%
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	955	799,541
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/56	1,295	1,222,196
		2,021,737
Washington — 3.2%
County of King Washington Sewer Revenue, Refunding RB, Series A, Junior Lien, 2.51%, 01/01/40(a)	615	610,486
Port of Seattle Washington, ARB, Series B, AMT, Intermediate Lien, 5.50%, 10/01/50	2,525	2,678,597
Vancouver Housing Authority, RB, M/F Housing, 5.00%, 08/01/40	830	865,443

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, Refunding RB
Series A, 5.00%, 08/01/44	$875	$ 897,959
Series A, 5.50%, 09/01/55	190	200,947
Washington State Housing Finance Commission, RB, M/F Housing(a)
Series A-1, 4.08%, 11/20/41	1,150	1,116,215
Series 2, Class 1, Sustainability Bonds, 4.22%, 03/01/50	887	873,694
Washington State Housing Finance Commission, Refunding RB
Series A, 5.00%, 07/01/43	215	220,684
Series A, 5.00%, 07/01/48	205	204,215
		7,668,240
Wisconsin — 3.1%
Public Finance Authority, RB
Class A, 5.00%, 06/15/51(b)	550	453,329
Series A, 5.00%, 07/01/55(b)	305	261,167
Series A-1, 4.50%, 01/01/35(b)	445	442,241
AMT, 5.75%, 12/31/65	3,490	3,609,034
AMT, 6.50%, 12/31/65	755	833,506
Public Finance Authority, Refunding RB
5.00%, 09/01/49(b)	285	262,819
5.25%, 11/15/55	475	481,175
Series B, AMT, 5.00%, 07/01/42	990	990,357
		7,333,628
Wyoming — 0.3%
University of Wyoming, RB, Series C, (AGM), 4.00%, 06/01/51	855	771,037
Total Municipal Bonds — 111.2% (Cost: $264,164,379)		266,978,318
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
District of Columbia — 6.4%
District of Columbia Income Tax Revenue, Refunding RB, Series A, 5.00%, 06/01/50	4,480	4,672,000
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.00%, 10/01/50	6,218	6,357,423
Series A, AMT, 5.50%, 10/01/55	4,160	4,434,082
		15,463,505
Florida — 5.1%
JEA Water & Sewer System Revenue, Refunding RB, Series A, 5.25%, 10/01/49	4,915	5,205,822
Tampa Bay Water, RB, Series A, 5.25%, 10/01/54(i)	6,672	7,049,535
		12,255,357
Georgia — 5.6%
City of Atlanta Georgia Department of Aviation, ARB, Series B-1, AMT, Sustainability Bonds, 5.50%, 07/01/55	5,340	5,620,509
County of DeKalb Georgia Water & Sewerage Revenue, RB, Series A, 5.00%, 10/01/55(i)	7,559	7,835,233
		13,455,742
Security	Par (000)	Value
Massachusetts — 5.3%
Commonwealth of Massachusetts, GO, Series 2024, 5.00%, 12/01/51	$8,800	$ 9,156,822
Commonwealth of Massachusetts, GOL, Series A, 5.00%, 04/01/55	3,380	3,499,348
		12,656,170
Missouri — 1.8%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53(i)	5,000	4,287,107
New Jersey — 1.8%
New Jersey Transportation Trust Fund Authority, RB, Series AA, 5.00%, 06/15/55	4,240	4,358,123
New York — 19.2%
New York City Housing Development Corp., 5.00%, 11/01/55	2,400	2,407,639
New York City Municipal Water Finance Authority, RB, Series AA, Subordinate, 5.00%, 06/15/51(i)	6,895	7,122,551
New York City Transitional Finance Authority, RB, 5.00%, 05/01/47	6,520	6,795,725
New York Power Authority, RB, Series A, Sustainability Bonds, (AGM), 5.13%, 11/15/63	3,373	3,513,524
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/53(i)	3,073	3,167,484
New York Transportation Development Corp., RB, AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	10,000	9,982,557
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.13%, 05/15/53	5,773	5,326,412
Series A, 4.50%, 05/15/63	8,264	7,855,587
		46,171,479
Oregon — 2.4%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 30A, AMT, Sustainability Bonds, 5.25%, 07/01/45	5,320	5,641,383
Pennsylvania — 5.2%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 5.50%, 09/01/53	2,831	3,019,539
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.38%, 10/01/46	3,989	4,158,827
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/52	4,995	5,237,152
		12,415,518
South Carolina — 4.5%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	10,005	10,804,423
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 57.3% (Cost: $135,802,568)		137,508,807

Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(e)(j)	6,698	$ 13,396
Total Warrants — 0.0% (Cost: $ — )		13,396
Total Long-Term Investments — 168.5% (Cost: $399,966,947)		404,500,521
Short-Term Securities
Money Market Funds — 2.7%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.03%(k)(l)	6,393,513	6,394,152
Total Short-Term Securities — 2.7% (Cost: $6,394,152)		6,394,152
Total Investments — 171.2% (Cost: $406,361,099)		410,894,673
Other Assets Less Liabilities — 0.8%		1,864,656
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (39.5)%		(94,725,211)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (32.5)%		(78,000,000)
Net Assets Applicable to Common Shares — 100.0%		$ 240,034,118

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Zero-coupon bond.
(h)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(i)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between October 1, 2032 to June 1, 2046, is $21,121,490. See
Note 4 of the Notes to Financial Statements for details.

(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)	Affiliate of the Trust.
(l)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 5,043,078	$ 1,351,074 (a)	$ —	$ —	$ —	$ 6,394,152	6,393,513	$ 78,845	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 266,978,318	$ —	$ 266,978,318
Municipal Bonds Transferred to Tender Option Bond Trusts	—	137,508,807	—	137,508,807
Warrants	—	—	13,396	13,396
Short-Term Securities
Money Market Funds	6,394,152	—	—	6,394,152
	$6,394,152	$404,487,125	$13,396	$410,894,673

2026 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(94,176,616)	$—	$(94,176,616)
VMTP Shares at Liquidation Value	—	(78,000,000)	—	(78,000,000)
	$—	$(172,176,616)	$—	$(172,176,616)
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
January 31, 2026

	BFZ	BTT	BYM	MUC
ASSETS
Investments, at value — unaffiliated(a)	$ 607,161,371	$ 2,360,707,022	$ 515,014,409	$ 1,788,450,383
Investments, at value — affiliated(b)	6,352,429	27,631,087	14,513,816	45,416,846
Receivables:
Investments sold	—	5,938,817	61,083	—
Dividends — affiliated	5,253	15,532	8,484	44,502
Interest — unaffiliated	8,196,768	21,732,343	5,370,131	24,372,514
Prepaid expenses	82,673	601,854	—	429,375
Total assets	621,798,494	2,416,626,655	534,967,923	1,858,713,620
ACCRUED LIABILITIES
Bank overdraft	259,719	1,143,493	234,267	798,109
Payables:
Investments purchased	4,133,118	—	1,764,512	1,824,925
Accounting services fees	19,258	101,217	28,571	82,903
Custodian fees	2,540	10,193	2,110	7,420
Income dividend distributions — Common Shares	1,524,227	2,952,219	1,437,635	5,038,840
Interest expense and fees	485,983	723,771	789,706	1,286,727
Investment advisory fees	286,613	816,498	230,974	860,323
Trustees’ and Officer’s fees	77,443	6,896	51,408	623,839
Other accrued expenses	19,513	64,617	27,832	50,482
Professional fees	13,528	46,457	14,718	33,183
Reorganization costs	43,244	—	191,063	—
Transfer agent fees	24,064	31,197	16,913	—
Total accrued liabilities	6,889,250	5,896,558	4,789,709	10,606,751
OTHER LIABILITIES
TOB Trust Certificates	80,299,992	83,414,981	121,843,531	212,129,988
VRDP Shares, at liquidation value of $100,000 per share, net of deferred offering costs(c)(d)(e)	171,300,000	749,321,858	—	525,867,893
VMTP Shares, at liquidation value of $100,000 per share, net of deferred offering costs(c)(d)(e)	—	—	97,600,000	—
Total other liabilities	251,599,992	832,736,839	219,443,531	737,997,881
Total liabilities	258,489,242	838,633,397	224,233,240	748,604,632
Commitments and contingent liabilities
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$ 363,309,252	$ 1,577,993,258	$ 310,734,683	$ 1,110,108,988
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital(f)(g)(h)	$ 413,139,237	$ 1,549,683,066	$ 349,384,765	$ 1,312,580,227
Accumulated earnings (loss)	(49,829,985)	28,310,192	(38,650,082)	(202,471,239)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$ 363,309,252	$ 1,577,993,258	$ 310,734,683	$ 1,110,108,988
Net asset value per Common Share	$ 12.08	$ 24.80	$ 12.00	$ 11.79
(a) Investments, at cost—unaffiliated	$600,949,931	$2,341,579,874	$500,661,654	$1,765,933,970
(b) Investments, at cost—affiliated	$6,352,429	$27,631,087	$14,513,772	$45,416,846
(c) Preferred Shares outstanding	1,713	7,500	976	5,264
(d) Preferred Shares authorized	3,426	7,650	Unlimited	26,128
(e) Par value per Preferred Share	$0.001	$0.001	$0.001	$0.10
(f) Common Shares outstanding	30,063,645	63,625,411	25,903,340	94,183,923
(g) Common Shares authorized	Unlimited	Unlimited	Unlimited	199,973,872
(h) Par value per Common Share	$0.001	$0.001	$0.001	$0.10
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (unaudited) (continued)
January 31, 2026

MUE
ASSETS
Investments, at value — unaffiliated(a)	$ 404,500,521
Investments, at value — affiliated(b)	6,394,152
Receivables:
Investments sold	818,011
Dividends — affiliated	6,965
Interest — unaffiliated	4,081,311
Total assets	415,800,960
ACCRUED LIABILITIES
Bank overdraft	187,221
Payables:
Investments purchased	1,364,205
Accounting services fees	27,995
Custodian fees	1,945
Income dividend distributions — Common Shares	1,117,821
Interest expense and fees	548,595
Investment advisory fees	181,148
Other accrued expenses	10,754
Professional fees	12,746
Reorganization costs	135,053
Transfer agent fees	2,743
Total accrued liabilities	3,590,226
OTHER LIABILITIES
TOB Trust Certificates	94,176,616
VMTP Shares, at liquidation value of $100,000 per share, net of deferred offering costs(c)(d)(e)	78,000,000
Total other liabilities	172,176,616
Total liabilities	175,766,842
Commitments and contingent liabilities
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$ 240,034,118
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital(f)(g)(h)	$ 278,680,289
Accumulated loss	(38,646,171)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$ 240,034,118
Net asset value per Common Share	$ 10.95
(a) Investments, at cost—unaffiliated	$399,966,947
(b) Investments, at cost—affiliated	$6,394,152
(c) Preferred Shares outstanding	780
(d) Preferred Shares authorized	9,490
(e) Par value per Preferred Share	$0.10
(f) Common Shares outstanding	21,918,068
(g) Common Shares authorized	199,990,510
(h) Par value per Common Share	$0.10
See notes to financial statements.
Financial Statements

Statements of Operations (unaudited)
Six Months Ended January 31, 2026

	BFZ	BTT	BYM	MUC
INVESTMENT INCOME
Dividends — affiliated	$50,563	$160,662	$72,005	$494,919
Interest — unaffiliated	13,733,963	41,433,303	12,331,868	42,887,938
Total investment income	13,784,526	41,593,965	12,403,873	43,382,857
EXPENSES
Investment advisory	1,693,124	4,843,122	1,452,859	5,099,448
Liquidity fees	624,211	2,732,975	—	1,918,184
Reorganization	109,849	—	—	112,100
Remarketing fees on Preferred Shares	86,354	378,082	—	265,363
Accounting services	23,139	120,119	34,336	97,073
Professional	17,935	47,152	23,710	54,901
Transfer agent	14,662	26,792	19,527	44,276
Trustees and Officer	12,180	46,405	9,959	66,116
Proxy	10,892	—	—	—
Registration	4,554	11,703	3,924	17,150
Custodian	2,943	12,521	1,790	8,149
Printing and postage	1,229	6,325	7,857	4,118
Miscellaneous	29,628	51,450	44,968	45,616
Total expenses excluding interest expense, fees and amortization of offering costs	2,630,700	8,276,646	1,598,930	7,732,494
Interest expense, fees and amortization of offering costs(a)	3,731,993	11,486,205	3,599,376	10,276,776
Total expenses	6,362,693	19,762,851	5,198,306	18,009,270
Less fees waived and/or reimbursed by the Manager	(2,175)	(6,816)	(19,068)	(20,274)
Total expenses after fees waived and/or reimbursed	6,360,518	19,756,035	5,179,238	17,988,996
Net investment income	7,424,008	21,837,930	7,224,635	25,393,861
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(173,170)	(1,587,248)	(1,424,506)	(681,283)
Futures contracts	105,154	—	—	—
	(68,016)	(1,587,248)	(1,424,506)	(681,283)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	24,600,196	33,315,393	18,592,370	63,345,673
Net realized and unrealized gain	24,532,180	31,728,145	17,167,864	62,664,390
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$31,956,188	$53,566,075	$24,392,499	$88,058,251
(a) Related to TOB Trusts, VMTP and/or VRDP Shares.
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Statements of Operations (unaudited) (continued)
Six Months Ended January 31, 2026

MUE
INVESTMENT INCOME
Dividends — affiliated	$78,845
Interest — unaffiliated	9,562,467
Total investment income	9,641,312
EXPENSES
Investment advisory	1,127,343
Reorganization	105,857
Accounting services	34,205
Professional	25,518
Transfer agent	23,870
Trustees and Officer	6,223
Printing and postage	4,899
Registration	3,695
Custodian	2,730
Miscellaneous	44,690
Total expenses excluding interest expense, fees and amortization of offering costs	1,379,030
Interest expense, fees and amortization of offering costs(a)	2,816,868
Total expenses	4,195,898
Less fees waived and/or reimbursed by the Manager	(123,900)
Total expenses after fees waived and/or reimbursed	4,071,998
Net investment income	5,569,314
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments — unaffiliated	(1,804,791)
(1,804,791)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	16,545,876
Net realized and unrealized gain	14,741,085
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$20,310,399
(a) Related to TOB Trusts and VMTP Shares.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets

	BFZ		BTT
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
OPERATIONS
Net investment income	$7,424,008	$13,744,282	$21,837,930	$40,402,833
Net realized gain (loss)	(68,016)	(2,906,423)	(1,587,248)	2,223,380
Net change in unrealized appreciation (depreciation)	24,600,196	(34,648,533)	33,315,393	11,823,880
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	31,956,188	(23,810,674)	53,566,075	54,450,093
DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(10,143,474)(b)	(12,199,737)	(17,761,206)(b)	(36,332,887)
Return of capital	—	(9,085,324)	—	—
Decrease in net assets resulting from distributions to Common Shareholders	(10,143,474)	(21,285,061)	(17,761,206)	(36,332,887)
CAPITAL SHARE TRANSACTIONS
Redemption of shares resulting from share repurchase program (including transaction costs)	—	—	(6,859,931)	(35,713,944)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase (decrease) in net assets applicable to Common Shareholders	21,812,714	(45,095,735)	28,944,938	(17,596,738)
Beginning of period	341,496,538	386,592,273	1,549,048,320	1,566,645,058
End of period	$363,309,252	$341,496,538	$1,577,993,258	$1,549,048,320

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Statements of Changes in Net Assets (continued)

	BYM		MUC
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
OPERATIONS
Net investment income	$7,224,635	$13,110,167	$25,393,861	$46,024,335
Net realized loss	(1,424,506)	(2,610,319)	(681,283)	(20,230,283)
Net change in unrealized appreciation (depreciation)	18,592,370	(27,080,244)	63,345,673	(100,019,977)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	24,392,499	(16,580,396)	88,058,251	(74,225,925)
DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(8,625,812)(b)	(11,973,149)	(30,233,039)(b)	(41,082,868)
Return of capital	—	(5,123,055)	—	(18,441,371)
Decrease in net assets resulting from distributions to Common Shareholders	(8,625,812)	(17,096,204)	(30,233,039)	(59,524,239)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase (decrease) in net assets applicable to Common Shareholders	15,766,687	(33,676,600)	57,825,212	(133,750,164)
Beginning of period	294,967,996	328,644,596	1,052,283,776	1,186,033,940
End of period	$310,734,683	$294,967,996	$1,110,108,988	$1,052,283,776

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets (continued)

	MUE
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
OPERATIONS
Net investment income	$5,569,314	$9,834,871
Net realized loss	(1,804,791)	(6,643,456)
Net change in unrealized appreciation (depreciation)	16,545,876	(18,273,606)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	20,310,399	(15,082,191)
DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(6,706,929)(b)	(8,881,833)
Return of capital	—	(4,269,008)
Decrease in net assets resulting from distributions to Common Shareholders	(6,706,929)	(13,150,841)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase (decrease) in net assets applicable to Common Shareholders	13,603,470	(28,233,032)
Beginning of period	226,430,648	254,663,680
End of period	$240,034,118	$226,430,648

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Statements of Cash Flows (unaudited)
Six Months Ended January 31, 2026

	BFZ	BTT	BYM	MUC
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$31,956,188	$53,566,075	$24,392,499	$88,058,251
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	143,575,085	329,633,767	64,528,811	173,160,167
Purchases of long-term investments	(154,667,754)	(328,747,532)	(70,577,705)	(159,198,672)
Net proceeds from sales (purchases) of short-term securities	1,270,568	(7,919,256)	(11,616,001)	(26,612,279)
Amortization of premium and accretion of discount on investments and other fees	690,675	6,496,286	(733,239)	613,032
Net realized loss on investments	173,170	1,587,248	1,424,506	681,283
Net unrealized (appreciation) depreciation on investments	(24,600,196)	(33,315,393)	(18,592,370)	(63,345,673)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	2,627	53,910	986	(21,612)
Interest — unaffiliated	(175,170)	(354,045)	(124,584)	(1,774,400)
Prepaid expenses	19,812	722,017	—	(89,718)
Increase (Decrease) in Liabilities
Payables
Accounting services fees	(4,001)	(18,964)	(5,929)	(17,552)
Custodian fees	(717)	(1,919)	(1,345)	(2,184)
Interest expense and fees	90,390	70,565	146,723	330,909
Investment advisory fees	11,956	11,921	(370)	23,806
Trustees’ and Officer’s fees	749	(1,216)	57	(3,857)
Other accrued expenses	(4,076)	(6,789)	(18,477)	(2,670)
Professional fees	(14,163)	3,502	(8,786)	(131)
Reorganization costs	(75,925)	—	(126,888)	(83,009)
Transfer agent fees	843	(1,660)	2,363	(11,980)
Net cash provided by (used for) operating activities	(1,749,939)	21,778,517	(11,309,749)	11,703,711
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to Common Shareholders	(8,717,858)	(15,006,589)	(7,257,702)	(25,598,108)
Repayments of TOB Trust Certificates	—	—	(7,500,000)	—
Net payments on Common Shares redeemed	—	(7,291,430)	—	—
Proceeds from TOB Trust Certificates	9,999,000	—	25,835,868	17,748,992
Increase (decrease) in bank overdraft	259,719	1,143,493	231,583	(3,863,973)
Amortization of deferred offering costs	209,078	(623,991)	—	9,378
Net cash provided by (used for) for financing activities	1,749,939	(21,778,517)	11,309,749	(11,703,711)
CASH
Net increase in restricted and unrestricted cash	—	—	—	—
Restricted and unrestricted cash at beginning of period	—	—	—	—
Restricted and unrestricted cash at end of period	$—	$—	$—	$—
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$3,432,525	$12,039,631	$3,452,653	$9,936,489
See notes to financial statements.
Financial Statements

Statements of Cash Flows (unaudited) (continued)
Six Months Ended January 31, 2026

MUE
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$20,310,399
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	53,040,002
Purchases of long-term investments	(66,464,231)
Net purchases of short-term securities	(1,351,074)
Amortization of premium and accretion of discount on investments and other fees	98,496
Net realized loss on investments	1,804,791
Net unrealized (appreciation) depreciation on investments	(16,545,876)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	4,656
Interest — unaffiliated	(310,750)
Increase (Decrease) in Liabilities
Payables
Accounting services fees	(5,059)
Custodian fees	(207)
Interest expense and fees	224,634
Investment advisory fees	2,842
Trustees’ and Officer’s fees	(1,552)
Other accrued expenses	(24,273)
Professional fees	(7,737)
Reorganization costs	19,034
Transfer agent fees	(4,009)
Net cash used for operating activities	(9,209,914)
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to Common Shareholders	(5,627,929)
Proceeds from TOB Trust Certificates	14,653,493
Increase in bank overdraft	184,350
Net cash provided by financing activities	9,209,914
CASH
Net increase in restricted and unrestricted cash	—
Restricted and unrestricted cash at beginning of period	—
Restricted and unrestricted cash at end of period	$—
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$2,592,234
See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights
(For a share outstanding throughout each period)

	BFZ
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Net asset value, beginning of period	$11.36	$12.86	$13.03	$13.41	$16.29	$15.86
Net investment income(a)	0.25	0.46	0.40	0.41	0.53	0.54
Net realized and unrealized gain (loss)	0.81	(1.25)	0.01	(0.33)	(2.82)	0.37
Net increase (decrease) from investment operations	1.06	(0.79)	0.41	0.08	(2.29)	0.91
Distributions to Common Shareholders(b)
From net investment income	(0.34)(c)	(0.41)	(0.47)	(0.46)	(0.51)	(0.48)
From net realized gain	—	—	—	—	(0.08)	—
Return of capital	—	(0.30)	(0.11)	—	—	—
Total distributions to Common Shareholders	(0.34)	(0.71)	(0.58)	(0.46)	(0.59)	(0.48)
Net asset value, end of period	$12.08	$11.36	$12.86	$13.03	$13.41	$16.29
Market price, end of period	$11.21	$10.44	$12.03	$11.59	$11.65	$15.01
Total Return Applicable to Common Shareholders(d)
Based on net asset value	9.67%(e)	(5.97)%	3.78%	1.20%	(13.93)%	6.24%
Based on market price	10.74%(e)	(7.63)%	9.14%	3.62%	(18.85)%	12.59%
Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	3.49%(g)(h)(i)	3.33%(j)	3.43%(k)	2.95%(l)	1.67%	1.49%
Total expenses after fees waived and/or reimbursed	3.48%(g)(h)(i)	3.20%(j)	3.39%(k)	2.95%(l)	1.67%	1.49%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs and/or reorganization costs(m)	1.39%(g)(n)	1.26%(o)	0.88%	0.96%	1.02%	1.01%
Net investment income to Common Shareholders	4.10%(g)	3.70%	3.12%	3.17%	3.56%	3.37%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$363,309	$341,497	$386,592	$394,327	$417,250	$510,656
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$171,300	$171,300	$—	$—	$—	$—
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$244,400 (p)	$235,730 (p)	$—	$—	$—	$—
VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$—	$—	$171,300	$171,300	$171,300	$171,300
Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$—	$—	$287,262 (q)	$291,013 (q)	$254,015 (q)	$398,106 (r)
TOB Trust Certificates, end of period (000)	$80,300	$80,300	$35,145	$35,140	$99,616	$143,276
Asset coverage per $1,000 of TOB Trust Certificates, end of period(s)	$7,658	$7,383	$16,874	$17,096	$6,908	N/A
Portfolio turnover rate	23%	48%	65%	94%	59%	19%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Includes non-recurring expenses of proxy fees and reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.45%
and 3.44%, respectively.

(i)
Reorganization costs and proxy costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 3.52% and 3.51%, respectively.

(j)
Includes non-recurring expenses of proxy fees and reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been
3.18% and 3.05%, respectively.

(k)
Includes non-recurring expenses of proxy fees and reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been
3.24% and 3.20%, respectively.

(l)	Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 2.86% and 2.86%, respectively.
(m)	Interest expense and fees, amortization of offering costs related to TOB Trusts and/or VRDP/VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(n)
For the period ended January 31, 2026, the total expense ratio after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees, amortization of offering costs,reorganization costs, liquidity and remarketing fees was 1%.

Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)
(o)
For the year ended July 31, 2025, the total expense ratio after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees, amortization of offering costs, reorganization costs, liquidity and remarketing fees was 0.94%.

(p)
Calculated by subtracting the Trust’s total liabilities (not including VRDP Shares) from the Trust’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(q)
Calculated by subtracting the Trust’s total liabilities (not including VMTP Shares and TOBs) from the Trust’s total assets and dividing this by the sum of the amount of TOBs and liquidation valueof the VMTP Shares, and by multiplying the results by 100,000.

(r)
Calculated by subtracting the Trust’s total liabilities (not including VMTP Shares) from the Trust’s total assets and dividing this by the liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

(s)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Trust’s total liabilities (not including
VRDP/VMTP Shares and TOBs) from the Trust’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BTT
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Net asset value, beginning of period	$24.23	$23.88	$23.55	$24.27	$27.32	$26.31
Net investment income(a)	0.34	0.62	0.55	0.60	0.93	1.00
Net realized and unrealized gain (loss)	0.51	0.29	0.36	(0.62)	(3.23)	0.76
Net increase (decrease) from investment operations	0.85	0.91	0.91	(0.02)	(2.30)	1.76
Distributions to Common Shareholders from net investment income(b)	(0.28)(c)	(0.56)	(0.58)	(0.70)	(0.75)	(0.75)
Net asset value, end of period	$24.80	$24.23	$23.88	$23.55	$24.27	$27.32
Market price, end of period	$22.79	$22.16	$21.12	$21.00	$23.65	$26.27
Total Return Applicable to Common Shareholders(d)
Based on net asset value	3.62%(e)	4.13%	4.27%	0.29%	(8.41)%	6.92%
Based on market price	4.11%(e)	7.68%	3.42%	(8.22)%	(7.17)%	9.16%
Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	2.50%(g)	2.69%	2.97%	2.52%	1.17%	1.01%
Total expenses after fees waived and/or reimbursed	2.50%(g)	2.69%	2.96%	2.52%	1.17%	1.01%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees and amortization of offering costs(h)	1.05%(g)(i)	1.04%(j)	0.65%	0.64%	0.65%	0.65%
Net investment income to Common Shareholders	2.76%(g)	2.58%	2.33%	2.54%	3.64%	3.74%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$1,577,993	$1,549,048	$1,566,645	$1,660,240	$1,711,088	$1,926,028
RVMTP Shares outstanding at $5,000,000 liquidation value, end of period (000)	$—	$—	$—	$750,000	$750,000	$750,000
Asset coverage per RVMTP Shares at $5,000,000 liquidation value, end of period	$—	$—	$—	$15,128,727 (k)	$13,753,263 (k)	$17,840,188 (l)
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$750,000	$750,000	$750,000	$—	$—	$—
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$289,341 (m)	$285,868 (m)	$291,155 (m)	$—	$—	$—
TOB Trust Certificates, end of period (000)	$83,415	$83,415	$69,570	$69,570	$227,400	$233,220
Asset coverage per $1,000 of TOB Trust Certificates, end of period(n)	$28,900	$28,561	$34,297	$35,641	$11,822	N/A
Portfolio turnover rate	14%	22%	10%	13%	17%	9%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Interest expense and fees, amortization of offering costs related to TOB Trusts and/or VRDP/RVMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details
(i)
For the six months ended January 31, 2026, the total expense ratio after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees, amortization of offering costs, liquidity and remarketing fees was 0.65%.

(j)
For the year ended July 31, 2025, the total expense ratio after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees, amortization of offering costs, liquidity and remarketing fees was 0.65%.

(k)
Calculated by subtracting the Trust’s total liabilities (not including RVMTP Shares and TOBs) from the Trust’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the RVMTP Shares, and by multiplying the results by 5,000,000.

(l)
Calculated by subtracting the Trust’s total liabilities (not including RVMTP Shares) from the Trust’s total assets and dividing this by the liquidation value of the RVMTP Shares, and by multiplying the results by 5,000,000.

(m)
Calculated by subtracting the Trust’s total liabilities (not including VRDP Shares and TOBs) from the Trust’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)
(n)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Trust’s total liabilities (not including VRDP/RVMTP Shares and TOBs) from the Trust’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000..

See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BYM
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Period from 09/01/21 to 07/31/22	Year Ended 08/31/21	Year Ended 08/31/20

Net asset value, beginning of period	$11.39	$12.69	$12.73	$13.56	$15.95	$15.57	$15.72
Net investment income(a)	0.28	0.51	0.47	0.48	0.58	0.70	0.66
Net realized and unrealized gain (loss)	0.66	(1.15)	0.06	(0.80)	(2.33)	0.37	(0.23)
Net increase (decrease) from investment operations	0.94	(0.64)	0.53	(0.32)	(1.75)	1.07	0.43
Distributions to Common Shareholders(b)
From net investment income	(0.33)(c)	(0.46)	(0.52)	(0.46)	(0.64)	(0.69)	(0.58)
Return of capital	—	(0.20)	(0.05)	(0.05)	—	—	—
Total distributions to Common Shareholders	(0.33)	(0.66)	(0.57)	(0.51)	(0.64)	(0.69)	(0.58)
Net asset value, end of period	$12.00	$11.39	$12.69	$12.73	$13.56	$15.95	$15.57
Market price, end of period	$11.15	$10.42	$11.83	$11.23	$13.34	$16.06	$14.19
Total Return Applicable to Common Shareholders(d)
Based on net asset value	8.60%(e)	(4.77)%	4.95%	(1.81)%	(10.99)%(e)	7.14%	3.20%
Based on market price	10.30%(e)	(6.54)%	10.91%	(11.95)%	(13.04)%(e)	18.36%	4.19%
Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	3.34%(g)	3.21%(h)	3.31%	3.15%	1.68%(g)	1.49%	2.02%
Total expenses after fees waived and/or reimbursed	3.33%(g)	3.14%(h)	3.25%	3.15%	1.68%(g)	1.49%	2.02%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs and/or reorganization costs(i)	1.01%(g)	0.89%	0.88%	0.96%	0.97%(g)	0.96%	0.98%
Net investment income to Common Shareholders	4.64%(g)	4.15%	3.77%	3.79%	4.35%(g)	4.41%	4.31%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$310,735	$294,968	$328,645	$333,818	$358,161	$421,245	$411,138
VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$97,600	$97,600	$97,600	$137,200	$137,200	$137,200	$137,200
Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$241,601 (j)	$246,671 (j)	$305,941 (j)	$288,190 (j)	$258,385 (j)	$407,030 (k)	$399,664 (k)
TOB Trust Certificates, end of period (000)	$121,844	$103,508	$61,982	$40,183	$88,933	$107,358	$121,029
Asset coverage per $1,000 of TOB Trust Certificates, end of period(l)	$4,351	$4,793	$7,877	$12,722	$6,570	N/A	N/A
Portfolio turnover rate	13%	25%	53%	26%	32%	5%	13%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.11% and 3.03%,respectively.
(i)	Interest expense and fees, amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(j)
Calculated by subtracting the Trust’s total liabilities (not including VMTP Shares and TOBs) from the Trust’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

(k)
Calculated by subtracting the Trust’s total liabilities (not including VMTP Shares) from the Trust’s total assets and dividing this by the liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

(l)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Trust’s total liabilities (not including
VMTP Shares and TOBs) from the Trust’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	MUC
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Net asset value, beginning of period	$11.17	$12.59	$12.68	$13.42	$16.16	$15.95
Net investment income(a)	0.27	0.49	0.43	0.43	0.58	0.65
Net realized and unrealized gain (loss)	0.67	(1.28)	0.00 (b)	(0.69)	(2.66)	0.21
Net increase (decrease) from investment operations	0.94	(0.79)	0.43	(0.26)	(2.08)	0.86
Distributions to Common Shareholders(c)
From net investment income	(0.32)(d)	(0.43)	(0.47)	(0.42)	(0.66)	(0.65)
Return of capital	—	(0.20)	(0.05)	(0.06)	—	—
Total distributions to Common Shareholders	(0.32)	(0.63)	(0.52)	(0.48)	(0.66)	(0.65)
Net asset value, end of period	$11.79	$11.17	$12.59	$12.68	$13.42	$16.16
Market price, end of period	$11.02	$10.06	$11.15	$10.85	$12.58	$16.09
Total Return Applicable to Common Shareholders(e)
Based on net asset value	8.75%(f)	(5.97)%	4.21%	(1.27)%	(12.92)%	5.78%
Based on market price	12.87%(f)	(4.37)%	7.86%	(9.87)%	(18.01)%	14.52%
Ratios to Average Net Assets Applicable to Common Shareholders(g)
Total expenses	3.23%(h)(i)(j)	3.32%(k)	3.33%	2.93%	1.75%(l)	1.46%
Total expenses after fees waived and/or reimbursed	3.23%(h)(i)(j)	3.22%(k)	3.28%	2.87%	1.69%(l)	1.41%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs and/or reorganization costs(m)	1.37%(i)(m)(n)	1.19%(o)	0.86%	0.89%	0.92%	0.92%
Net investment income to Common Shareholders	4.57%(i)	4.04%	3.47%	3.42%	4.08%	4.11%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$1,110,109	$1,052,284	$1,186,034	$1,209,826	$1,309,300	$662,892
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$526,400	$526,400	$—	$—	$—	$—
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$250,313	$244,044 (p)	$—	$—	$—	$—
VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$—	$—	$526,400	$526,400	$526,400	$254,000
Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$—	$—	$276,078 (q)	$293,143 (q)	$249,806 (q)	$360,981 (r)
TOB Trust Certificates, end of period (000)	$212,130	$204,130	$147,185	$99,990	$347,600	$152,145
Asset coverage per $1,000 of TOB Trust Certificates, end of period(s)	$8,712	$8,731	$12,635	$18,364	$6,281	N/A
Portfolio turnover rate	7%	54%	59%	47%	41%	4%

(a)	Based on average Common Shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 3.24% and 3.24%, respectively.

(i)	Annualized.
(j)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.22% and 3.22%,respectively.
(k)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.29% and 3.19%,respectively.
(l)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.71% and 1.65%,respectively.
(m)	Interest expense and fees, amortization of offering costs related to TOB Trusts and/or VRDP/VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(n)
For the six months ended January 31, 2026, the total expense ratio after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees, amortization of offering costs,liquidity and remarketing fees was 0.98%.

2026 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)
(o)
For the year ended July 31, 2025, the total expense ratio after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees, amortization of offering costs,reorganization costs, liquidity and remarketing fees was 0.87%.

(p)
Calculated by subtracting the Trust’s total liabilities (not including VRDP Shares and TOBs) from the Trust’s total assets and dividing this by sum of amount of TOBs and liquidation value ofthe
VRDP Shares, and by multiplying the results by 100,000.

(q)
Calculated by subtracting the Trust’s total liabilities (not including VMTP Shares and TOBs) from the Trust’s total assets and dividing this by the sum of the amount of TOBs and liquidationvalue of the VMTP Shares, and by multiplying the results by 100,000.

(r)
Calculated by subtracting the Trust’s total liabilities (not including VMTP Shares) from the Trust’s total assets and dividing this by the liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

(s)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Trust’s total liabilities (not including VRDP/VMTP Shares and TOBs) from the Trust’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	MUE
	Six Months Ended 01/31/26 (unaudited)	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21

Net asset value, beginning of period	$10.33	$11.62	$11.42	$12.10	$14.49	$14.17
Net investment income(a)	0.25	0.45	0.39	0.39	0.56	0.65
Net realized and unrealized gain (loss)	0.68	(1.14)	0.29	(0.64)	(2.32)	0.28
Net increase (decrease) from investment operations	0.93	(0.69)	0.68	(0.25)	(1.76)	0.93
Distributions to Common Shareholders(b)
From net investment income	(0.31)(c)	(0.41)	(0.44)	(0.38)	(0.63)	(0.61)
Return of capital	—	(0.19)	(0.04)	(0.05)	—	—
Total distributions to Common Shareholders	(0.31)	(0.60)	(0.48)	(0.43)	(0.63)	(0.61)
Net asset value, end of period	$10.95	$10.33	$11.62	$11.42	$12.10	$14.49
Market price, end of period	$10.15	$9.40	$10.45	$9.93	$11.45	$14.41
Total Return Applicable to Common Shareholders(d)
Based on net asset value	9.29%(e)	(5.70)%	6.77%	(1.48)%	(12.21)%	6.97%
Based on market price	11.33%(e)	(4.58)%	10.42%	(9.47)%	(16.47)%	14.89%
Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	3.45%(g)(h)(i)	3.12%(j)	3.16%	3.33%	1.75%	1.51%
Total expenses after fees waived and/or reimbursed	3.35%(g)(h)(i)	3.01%(j)	3.08%	3.29%	1.69%	1.48%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees, amortization of offering costs and/or reorganization costs(k)	0.96%(g)	0.88%	0.85%	0.95%	0.95%	0.93%
Net investment income to Common Shareholders	4.63%(g)	4.01%	3.47%	3.44%	4.25%	4.55%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$240,034	$226,431	$254,664	$254,254	$272,564	$326,390
VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$78,000	$78,000	$78,000	$131,000	$131,000	$131,000
Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$239,411 (l)	$243,745 (l)	$328,209 (l)	$282,585 (l)	$252,124 (l)	$349,152 (m)
TOB Trust Certificates, end of period (000)	$94,177	$79,523	$33,592	$8,253	$48,172	$59,850
Asset coverage per $1,000 of TOB Trust Certificates, end of period(n)	$4,377	$4,828	$10,903	$47,681	$9,378	N/A
Portfolio turnover rate	13%	59%	48%	25%	28%	7%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.40% and 3.30%, respectively.
(i)
Reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 3.49% and 3.39%, respectively.

(j)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.07% and 2.97%, respectively.
(k)	Interest expense and fees, amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details
(l)
Calculated by subtracting the Trust’s total liabilities (not including VMTP Shares and TOBs) from the Trust’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

(m)
Calculated by subtracting the Trust’s total liabilities (not including VMTP Shares) from the Trust’s total assets and dividing this by the liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

(n)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Trust’s total liabilities (not including
VMTP Shares and TOBs) from the Trust’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Trusts”, or individually as a “Trust”:
Trust Name	Herein Referred To As	Organized	Diversification Classification
BlackRock California Municipal Income Trust	BFZ	Delaware	Diversified
BlackRock Municipal 2030 Target Term Trust	BTT	Delaware	Diversified
BlackRock Municipal Income Quality Trust	BYM	Delaware	Diversified
BlackRock MuniHoldings California Quality Fund, Inc.	MUC	Maryland	Diversified
BlackRock MuniHoldings Quality Fund II, Inc.	MUE	Maryland	Diversified
The Boards of Directors and Boards of Trustees of the Trusts are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Trustees”. The Trusts determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.
The Board previously approved the reorganization of BlackRock Municipal Income Trust (BFK), BlackRock Municipal Income Trust II (BLE), MUE and BYM into BlackRock MuniHoldings Fund, Inc. (MHD), with MHD continuing as the surviving fund and the reorganization of BFZ into MUC, with MUC continuing as the surviving fund. Subsequently, each Trust’s common and preferred shareholders approved the reorganizations, which were completed in the first quarter of 2026. Costs incurred in connection with the reorganizations were expensed by each respective Trust.
The Trusts, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Trusts may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Trusts may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Trusts are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Trusts may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared quarterly and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Distributions to Preferred Shareholders are accrued and determined as described in Note 10.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each  Board, the trustees who are not “interested persons” of the Trusts, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Trusts until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Statements of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, a Trust enters into contracts that contain a variety of representations that provide general indemnification. A Trust’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Trust, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Trusts have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges.
Segment Reporting: The Chief Financial Officer acts as the Trusts’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Trust. The CODM has concluded that each Trust operates as a single operating segment since each Trust has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Trust’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Trust ’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Trust is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Trust’s Manager as the valuation designee for each Trust. Each Trust determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Trust’s assets and liabilities:
•Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Trust might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Trust. Certain information made available by a Private Company is as of a date that is earlier than the date a Trust is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Trust could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Trust has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trusts may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Trusts may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Trusts assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Trusts’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Trusts to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.
Municipal Bonds Transferred to TOB Trusts: The Trusts leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third-party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.
TOB Trusts are supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.
The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Trusts) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.
While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments.  Each Trust’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Trust. A Trust typically invests the cash received in additional municipal bonds.
Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Trust’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Trust’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.
Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Trust on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense , fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense , fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a Trust incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of offering costs in the Statements of Operations.  Amounts recorded within interest expense , fees and amortization of offering costs in the Statements of Operations are:
Trust Name	Interest Expense	Liquidity Fees	Other Expenses	Total
BFZ	$ 1,024,275	$ 145,502	$ 57,924	$ 1,227,701
BTT	1,080,335	166,869	74,470	1,321,674
BYM	1,508,162	200,405	89,650	1,798,217
MUC	2,690,999	381,094	132,125	3,204,218
MUE	1,154,367	160,328	61,835	1,376,530
For the six months ended January 31, 2026, the following table is a summary of each Trust’s TOB Trusts:
Trust Name	Underlying Municipal Bonds Transferred to TOB Trusts(a)	Liability for TOB Trust Certificates(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
BFZ	$ 160,884,063	$ 80,299,992	2.28% — 2.32%	$ 80,299,992	3.03%
BTT	124,056,537	83,414,981	2.32 — 2.38	83,414,981	3.14
BYM	180,760,137	121,843,531	2.28 — 2.33	118,260,192	3.02
MUC	320,133,524	212,129,988	2.28 — 2.38	210,347,379	3.02
MUE	137,508,807	94,176,616	2.28 — 2.40	90,303,706	3.02

(a)
The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB
Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Trusts, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Trusts, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts in the Schedules of Investments.

(b)
TOB Trusts may be structured on a non-recourse or recourse basis. When a Trust invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB
Trust. If a Trust invests in a TOB Trust on a recourse basis, a Trust enters into a reimbursement agreement with the Liquidity Provider where a Trust is required to reimburse the Liquidity
Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”).
As a result, if a Trust invests in a recourse TOB Trust, a Trust will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Trust at January 31, 2026, in proportion to their participation in the TOB Trust. The recourse TOB
Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Trust at January 31, 2026.

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Trusts and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Trust entered into an Investment Advisory Agreement with the  Manager, the Trusts’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Trust’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Trust.
For such services, MUC and MUE pay the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Trust’s net assets:
	MUC	MUE
Investment advisory fees	0.55%	0.55%
For purposes of calculating these fees, “net assets” mean the total assets of the Trust minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). It is understood that the liquidation preference of any outstanding preferred stock (other than accumulated dividends) and TOB Trusts is not considered a liability in determining a Trust’s NAV.
For such services, BFZ and BYM pay the Manager a monthly fee at an annual rate equal to the following percentages of the average weekly value of each Trust’s managed assets:
	BFZ	BYM
Investment advisory fees	0.55%	0.55%
For such services, BTT pays the Manager a monthly fee at an annual rate equal to 0.40% of the average daily value of the Trust’s managed assets.  For purposes of calculating these fees,“managed assets” are determined as total assets of the Trust (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).
Expense Waivers and Reimbursements:  With respect to each Trust, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Trust. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2026, the amounts waived were as follows:
Trust Name	Fees Waived and/or Reimbursed by the Manager
BFZ	$ 2,175
BTT	6,816
BYM	3,082
MUC	20,274
MUE	3,361
The Manager contractually agreed to waive its investment advisory fee with respect to any portion of each Trust’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Trusts’ Independent Trustees. For the six months ended January 31, 2026, there were no fees waived by the Manager pursuant to this arrangement.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

The Manager, for MUE, voluntarily agreed to waive its investment advisory fee on the proceeds of the Preferred Shares and TOB Trusts that exceed 35% of total assets minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). The voluntary waiver may be reduced or discontinued at any time without notice.This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2026 the waiver was $109,482.
With respect to BYM and MUE, the Manager voluntarily agreed to waive a portion of its investment advisory fee attributable to each Trust’s outstanding preferred shares for each month in which the monthly dividend on the Trust’s preferred shares exceeds the calculated value of the Trust’s gross monthly income attributable to investments from the proceeds of the Trust’s preferred shares (determined by multiplying the Trust’s gross monthly income by the ratio of (i) the liquidation preference of any outstanding preferred shares to (ii) total assets of the Fund minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). This voluntary waiver may be reduced or discontinued at any time without notice. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2026, the amounts waived were as follows:
Trust Name	Fees Waived and/or Reimbursed by the Manager
BYM	$ 15,986
MUE	11,057
Trustees and Officers:  Certain trustees and/or officers of the Trusts are directors and/or officers of BlackRock or its affiliates. The Trusts reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
7.
 PURCHASES AND SALES
For the six months ended January 31, 2026, purchases and sales of investments, excluding short-term securities, were as follows:
Trust Name	Purchases	Sales
BFZ	$ 135,429,305	$ 143,575,085
BTT	314,967,382	335,223,085
BYM	72,342,217	64,584,894
MUC	125,730,100	162,646,013
MUE	67,052,991	50,945,953
8.
INCOME TAX INFORMATION
It is each Trust’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Trust’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Trusts as of January 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Trusts’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Trusts’ NAV.
As of July 31, 2025, the Trusts had non-expiring capital loss carryforwards as follows:
Trust Name	Non-Expiring Capital Loss Carryforwards(a)
BFZ	$ (51,719,983)
BTT	(5,785,386)
BYM	(48,764,662)
MUC	(212,595,044)
MUE	(39,869,920)

(a)	Amounts available to offset future realized capital gains.
As of January 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Trust Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BFZ	$ 528,432,732	$ 11,413,265	$ (6,632,189)	$ 4,781,076
BTT	2,286,223,820	35,033,117	(16,333,809)	18,699,308

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

Trust Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BYM	$ 394,703,389	$ 19,093,176	$ (6,111,871)	$ 12,981,305
MUC	1,605,431,189	44,396,072	(28,090,020)	16,306,052
MUE	312,525,253	9,418,931	(5,226,127)	4,192,804
9.
PRINCIPAL RISKS
In the normal course of business, each Trust invests in securities or other instruments and may enter into certain transactions, and such activities subject each Trust to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Trusts and their investments.
The Trusts may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Trusts reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Trust.
A Trust structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.
As short-term interest rates rise, the Trusts’ investments in the TOB Trusts may adversely affect the Trusts’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Trusts’ NAVs per share.
The U.S. Securities and Exchange Commission (“SEC”) and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Trusts’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Trusts, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.
Illiquidity Risk: Each Trust may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Trust may not be able to readily dispose of such investments at prices that approximate those at which a Trust could sell such investments if they were more widely traded and, as a result of such illiquidity, a Trust may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Trust’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Market Risk: Each Trust may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Trust to reinvest in lower yielding securities. Each Trust may also be exposed to reinvestment risk, which is the risk that income from each Trust’s portfolio will decline if each Trust invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Trust portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Investment Objective Risk: There is no assurance that BTT will achieve its investment objectives, including its investment objective of returning $25.00 per share. As BTT approaches its scheduled termination date, it is expected that the maturity of BTT’s portfolio securities will shorten, which is likely to reduce BTT’s income and distributions to shareholders.
Valuation Risk: The price a Trust could receive upon the sale of any particular portfolio investment may differ from a Trust’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Trust’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Trust, and a Trust could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Counterparty Credit Risk: The Trusts may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trusts.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Trust’s portfolio are disclosed in its Schedule of Investments.
The Trusts invest a substantial amount of their assets in issuers located in a single state or limited number of states. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.
The Trusts invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Trust and could affect the income from, or the value or liquidity of, the Trust’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
The Trusts invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Trusts may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Trusts’ performance.
The Trusts invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Trusts invest.
10.
 CAPITAL SHARE TRANSACTIONS
BFZ, BTT and BYM are authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares. MUC and MUE are authorized to issue 200 million shares, all of which were initially classified as Common Shares. The par value for each Trust’s Common Shares is $0.001 except for MUC and MUE, which $0.10. The par value for each Trust’s Preferred Shares outstanding is $0.001 except for MUC and MUE, which is $0.10.  Each Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.
Common Shares
For the six months ended January 31, 2026 and year ended July 31, 2025, shares issued and outstanding remained constant for all Trusts except for BTT.
BTT participated in an open market share repurchase program (the “Repurchase Program”) through November 30, 2025. Under the Repurchase Program, the Trust could repurchase up to 5% of its outstanding common shares, based on common shares outstanding on March 31, 2025, subject to certain conditions. On November 14, 2025, the Board reauthorized BTT’s Repurchase Program. The Trust may repurchase up to 5% of its outstanding common shares (based on common shares outstanding on November 30, 2025) through November 30, 2026. The Repurchase Program has an accretive effect as shares are purchased at a discount to the Trust’s NAV.

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

The total cost of the shares repurchased is reflected in BTT’s Statements of Changes in Net Assets. For the periods shown, shares repurchased and cost, including transaction costs were as follows:
	BTT
	Shares	Amounts
Six Months Ended January 31, 2026	306,341	$ 6,859,931
Year Ended July 31, 2025	1,680,200	35,713,944
Preferred Shares
A Trust’s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Trust and distribution of assets upon dissolution or liquidation of the Trust. The 1940 Act prohibits the declaration of any dividend on Common Shares or the repurchase of Common Shares if the Trust fails to maintain asset coverage of at least 200% of the liquidation preference of the Trust’s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instruments, a Trust is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with its Preferred Shares or repurchasing such shares if the Trust fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.
Holders of Preferred Shares have voting rights equal to the voting rights of holders of Common Shares (one vote per share) and vote together with holders of Common Shares (one vote per share) as a single class on certain matters. Holders of Preferred Shares, voting as a separate class, are also entitled to (i) elect two members of the Board, (ii) elect the full Board if dividends on the Preferred Shares are not paid for a period of two years and (iii) a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.
VRDP Shares
BFZ, BTT and MUC (for purposes of this section, each a “VRDP Trust”) have issued Series W-7 VRDP Shares, $100,000 liquidation preference per share, in one or more privately negotiated offerings to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The VRDP Shares include a liquidity feature and may be subject to a special rate period. As of period end, the VRDP Shares outstanding were as follows:
Trust Name	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
BFZ	09/25/24	1,713	$ 171,300,000	09/01/54
BTT	07/31/24	7,500	750,000,000	12/31/30
MUC	09/25/24	5,264	526,400,000	09/01/54
Redemption Terms: A VRDP Trust is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, a VRDP Trust is required to begin to segregate liquid assets with the Trust’s custodian to fund the redemption. In addition, a VRDP Trust is required to redeem certain of its outstanding VRDP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.
Subject to certain conditions, the VRDP Shares may also be redeemed, in whole or in part, at any time at the option of a VRDP Trust. The redemption price per VRDP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends.
Liquidity Feature: VRDP Shares are subject to a fee agreement between the VRDP Trust and the liquidity provider that requires a per annum liquidity fee and, in some cases, an upfront or initial commitment fee, payable to the liquidity provider. These fees, if applicable, are shown as liquidity fees in the Statements of Operations. As of period end, the fee agreement is set to expire, unless renewed or terminated in advance, as follows:
	BFZ	BTT	MUC
Expiration date	09/23/26	07/29/26	09/23/26
The VRDP Shares are also subject to a purchase agreement in connection with the liquidity feature. In the event a purchase agreement is not renewed or is terminated in advance, and the VRDP Shares do not become subject to a purchase agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the purchase agreement. In the event of such mandatory purchase, a VRDP Trust is required to redeem the VRDP Shares six months after the purchase date. Immediately after such mandatory purchase, the VRDP Trust is required to begin to segregate liquid assets with its custodian to fund the redemption. There is no assurance that a VRDP Trust will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.
Remarketing:  A VRDP Trust may incur remarketing fees on the aggregate principal amount of all its VRDP Shares, which, if any, are included in remarketing fees on Preferred Shares in the Statements of Operations.  During any special rate period (as described below), a VRDP Trust may incur nominal or no remarketing fees.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Ratings: As of period end, the VRDP Shares were assigned the following ratings:
Trust Name	Moody’s Investors Service, Inc. Long-Term Ratings	Moody’s Investors Service, Inc. Short-Term Ratings	S&P Global Long-Term Ratings	S&P Global Short-Term Ratings
BFZ	Aa2	P-1	N/A	A-1
BTT	Aa1	P-1	AAA	A-1
MUC	Aa2	P-1	N/A	A-1
Any short-term ratings on VRDP Shares are directly related to the short-term ratings of the liquidity provider for such VRDP Shares. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares as rated by Moody’s and S&P Global Ratings. The liquidity provider may be terminated prior to the scheduled termination date if the liquidity provider fails to maintain short-term debt ratings in one of the two highest rating categories.
Dividends: Dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. A change in the short-term credit rating of the liquidity provider or the VRDP Shares may adversely affect the dividend rate paid on such shares, although the dividend rate paid on the VRDP Shares is not directly based upon either short-term rating. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed.
For the six months ended January 31, 2026, the annualized dividend rate for the VRDP Shares were as follows:
	BFZ	BTT	MUC
Dividend rates	2.66%	2.67%	2.66%
For the six months ended January 31, 2026, VRDP Shares issued and outstanding of BFZ, BTT and MUC remained constant.
For the year ended July 31, 2025, VRDP Shares issued and outstanding of BTT remained constant.
During the period ended July 31, 2025, issued and outstanding VRDP Shares of BFZ and MUC increased by 1,713 and 5,264, respectively, from the exchange of VMTP Shares.
VMTP Shares
BYM and MUE (for purposes of this section, each a “VMTP Trust”) have issued Series W-7 VMTP Shares, $100,000 liquidation preference per share, in one or more privately negotiated offerings to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The VMTP Shares are subject to certain restrictions on transfer, and a VMTP Trust may also be required to register its VMTP Shares for sale under the Securities Act under certain circumstances. As of period end, the VMTP Shares outstanding and assigned long-term ratings were as follows:
Trust Name	Issue Date	Shares Issued	Aggregate Principal	Term Redemption Date	Moody’s Rating	Fitch Rating
BYM	12/20/23	976	$ 97,600,000	04/01/27	Aa1	AA
MUE	12/20/23	780	78,000,000	04/01/27	Aa1	AA
Redemption Terms: A VMTP Trust is required to redeem its VMTP Shares on the term redemption date, unless earlier redeemed or repurchased or unless extended.  There is no assurance that a term will be extended further or that any VMTP Shares will be replaced with any other preferred shares or other form of leverage upon the redemption or repurchase of the VMTP Shares. Six months prior to the term redemption date, a VMTP Trust is required to begin to segregate liquid assets with its custodian to fund the redemption. In addition, a VMTP Trust is required to redeem certain of its outstanding VMTP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.
Subject to certain conditions, VMTP Shares may be redeemed, in whole or in part, at any time at the option of the VMTP Trust. With respect to BYM and MUE, the redemption price per VMTP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends and applicable redemption premium. If BYM and MUE redeems the VMTP Shares prior to the term redemption date and the VMTP Shares have long-term ratings above A1/A+ or its equivalent by the ratings agencies then rating the VMTP Shares, then such redemption may be subject to a prescribed redemption premium (up to 1% of the liquidation preference) payable to the holder of the VMTP Shares based on the time remaining until the term redemption date, subject to certain exceptions for redemptions that are required to comply with minimum asset coverage requirements.
Dividends: Dividends on the VMTP Shares are declared daily and payable monthly at a variable rate set weekly at a fixed rate spread plus the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index or a percentage of the daily Secured Overnight Financing Rate, as set forth in the VMTP Shares governing instrument. The fixed spread is determined based on the long-term preferred share rating assigned to the VMTP Shares by the ratings agencies then rating the VMTP Shares.
The dividend rate on VMTP Shares is subject to a step-up spread if the VMTP Trust fails to comply with certain provisions, including, among other things, the timely payment of dividends, redemptions or gross-up payments, and complying with certain asset coverage and leverage requirements.

2026 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

For the six months ended January 31, 2026, the average annualized dividend rates for the VMTP Shares were as follows:
	BYM	MUE
Dividend rates	3.66%	3.66%
For the six months ended January 31, 2026 and year ended July 31, 2025, VMTP Shares issued and outstanding of BYM and MUE remained constant.
During the year ended July 31, 2025, all issued and outstanding VMTP Shares of BFZ and MUC were redeemed in full in exchange for VRDP Shares.
Offering Costs: The Trusts incurred costs in connection with the issuance of VRDP and VMTP Shares, which were recorded as a direct deduction from the carrying value of the related debt liability and will be amortized over the life of the VRDP and VMTP Shares with the exception of any upfront fees paid by a VRDP Trust to the liquidity provider which, if any, were amortized over the life of the liquidity agreement.  Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.
Financial Reporting: The VRDP and VMTP Shares are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the VRDP and VMTP Shares, is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP and VMTP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VRDP and VMTP Shares are treated as equity for tax purposes. Dividends paid to holders of the VRDP and VMTP Shares are generally classified as tax-exempt income for tax-reporting purposes. Dividends and amortization of deferred offering costs on VRDP and VMTP Shares are included in interest expense, fees and amortization of offering costs in the Statements of Operations:
Trust Name	Dividends	Deferred Offering Costs Amortization
BFZ	$ 2,295,214	$ 209,078
BTT	10,080,411	84,120
BYM	1,801,159	—
MUC	7,063,180	9,378
MUE	1,440,338	—
11.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Trusts’  financial statements was completed through the date the financial statements were issued and the following items were noted:
The Trusts declared and paid or will pay distributions to Common Shareholders as follows:
Trust Name	Declaration Date	Record Date	Payable/ Paid Date	Dividend Per Common Share
BFZ	01/02/26	01/20/26	02/02/26	$ 0.050700
	01/02/26	02/06/26	03/02/26	0.050700
BTT	01/02/26	01/20/26	02/02/26	0.046400
	01/02/26	02/13/26	03/02/26	0.046400
	01/02/26	03/13/26	04/01/26	0.046400
	02/27/26	04/15/26	05/01/26	0.046400
	02/27/26	05/15/26	06/01/26	0.046400
	02/27/26	06/15/26	07/01/26	0.046400
BYM	01/02/26	01/20/26	02/02/26	0.055500
	01/02/26	02/06/26	03/02/26	0.055500
MUC	01/02/26	01/20/26	02/02/26	0.053500
	01/02/26	02/06/26	03/02/26	0.053500
	01/02/26	03/13/26	04/01/26	0.053500
	02/27/26	04/15/26	05/01/26	0.053500
	02/27/26	05/15/26	06/01/26	0.053500
	02/27/26	06/15/26	07/01/26	0.053500
MUE	01/02/26	01/20/26	02/02/26	0.051000
	01/02/26	02/06/26	03/02/26	0.051000
The Trusts declared and paid or will pay distributions to Preferred Shareholders as follows:
	Preferred Shares(a)
Trust Name	Shares	Series	Declared
BFZ	VRDP	W-7	$ 77,437
BTT	VRDP	W-7	1,375,274
BYM	VMTP	W-7	72,839
MUC	VRDP	W-7	1,196,582
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Preferred Shares(a)
Trust Name	Shares	Series	Declared
MUE	VMTP	W-7	$ 58,212

(a)	Dividends declared for period February 1, 2026 to February 28, 2026.
Effective after the close of business on February 6, 2026, BFZ was reorganized into MUC and each of MUE, BFK, BYM and BLE were reorganized into MHD. The reorganizations are discussed in greater detail in Note 1.
Each of MUC and MHD will participate in a discount management program for 2026 which consists of one measurement period beginning on January 1, 2026 and ending on September 30, 2026. Under the program, each Trust intends to offer to repurchase a portion of its common shares via tender offer if the Trust’s common shares trade at an average daily discount to NAV of more than 10% during the 9-month measurement period.

2026 BlackRock Semi-Annual Report to Shareholders

Additional Information

Proxy Results
At a Joint Special Meeting of Shareholders of BlackRock California Municipal Income Trust held on October 15, 2025 and adjourned to November 20, 2025, Fund shareholders were asked to vote on the following proposals:
Common and Preferred Shareholders
Proposal 1(A). The common shareholders and holders of Variable Rate Demand Preferred Shares (“VRDP Shares” and the holders thereof, “VRDP Holders”) of BlackRock California Municipal Income Trust (the “Target Fund”) are being asked to vote as a single class on a proposal to approve an Agreement and Plan of Reorganization between the Target Fund and BlackRock MuniHoldings California Quality Fund, Inc. (the “Acquiring Fund”) (the “Reorganization Agreement”) and the transactions contemplated therein, including (i) the acquisition by the Acquiring Fund of substantially all of the Target Fund’s assets and the assumption by the Acquiring Fund of substantially all of the Target Fund’s liabilities in exchange solely for newly issued common shares and VRDP Shares of the Acquiring Fund, which will be distributed to the common shareholders (although cash may be distributed in lieu of fractional common shares) and VRDP Holders, respectively, of the Target Fund, and which shall constitute the sole consideration to be distributed or paid to the common shareholders (although cash may be distributed in lieu of fractional common shares) and the VRDP Holders in respect of their common shares and VRDP Shares, respectively, and (ii) the termination by the Target Fund of its registration under the Investment Company Act of 1940, as amended, and the liquidation, dissolution and termination of the Target Fund in accordance with its Amended and Restated Agreement and Declaration of Trust and Delaware law (the “Reorganization”).
With respect to Proposal 1(A):
Trust Name	For	Against	Abstain
BFZ	12,658,076	2,611,267	534,679
Preferred Shareholders
Proposal 1(B). The VRDP Holders of the Target Fund are being asked to vote as a separate class on a proposal to approve the Reorganization Agreement and the Reorganization.
With respect to Proposal 1(B):
Trust Name	For	Against	Abstain
BFZ	1,713	—	—
At a Joint Special Meeting of Shareholders of BlackRock Municipal Income Quality Trust held on October 15, 2025 and adjourned to November 20, 2025, Fund shareholders were asked to vote on the following proposals:
Common and Preferred Shareholders
Proposal 1(C). The common shareholders and holders of Variable Rate Muni Term Preferred Shares (“VMTP Shares” and the holders thereof, “VMTP Holders”) of BYM are being asked to vote as a single class on a proposal to approve an Agreement and Plan of Reorganization between BYM and BlackRock MuniHoldings Fund, Inc. (the “Acquiring Fund”) (the “BYM Reorganization Agreement”) and the transactions contemplated therein, including (i) the acquisition by the Acquiring Fund of substantially all of BYM’s assets and the assumption by the Acquiring Fund of substantially all of BYM’s liabilities in exchange solely for newly issued common shares and VMTP Shares and VMTP Holders of the Acquiring Fund, which will be distributed to the common shareholders (although cash may be distributed in lieu of fractional common shares) and VMTP Holders, respectively, of BYM, and which shall constitute the sole consideration to be distributed or paid to the common shareholders (although cash may be distributed in lieu of fractional common shares) and the VMTP Holders in respect of their common shares and VMTP Shares, respectively, and (ii) the termination by BYM of its registration under the Investment Company Act of 1940, as amended, and the liquidation, dissolution and termination of BYM in accordance with its Agreement and Declaration of Trust and Delaware law (the “BYM Reorganization”).
With respect to Proposal 1(C):
Trust Name	For	Against	Abstain
BYM	12,636,833	803,264	351,168
Preferred Shareholders
Proposal 1(D). The VMTP Holders of BYM are being asked to vote as a separate class on a proposal to approve the BYM Reorganization Agreement and the BYM Reorganization.
With respect to Proposal 1(D):
Trust Name	For	Against	Abstain
BYM	976	—	—
Additional Information

Additional Information (continued)

At a Joint Special Meeting of Shareholders of BlackRock MuniHoldings California Quality Fund, Inc. (the “Acquiring Fund”), held on October 15, 2025, Fund shareholders were asked to vote on the following proposals:
Common and Preferred Shareholders
Proposal 2. The common shareholders and holders of Variable Rate Demand Preferred Shares of BlackRock MuniHoldings California Quality Fund, Inc. (the “Acquiring Fund”) are being asked to vote as a single class on a proposal to approve the issuance of additional common shares of the Acquiring Fund in connection with an Agreement and Plan of Reorganization between BlackRock California Municipal Income Trust and the Acquiring Fund.
With respect to this Proposal, the shares of the Fund were voted as follows:
Trust Name	For	Against	Abstain
MUC	42,275,938	2,131,182	748,539
Preferred Shareholders
Proposal 1(C). The holders of Variable Rate Demand Preferred Shares (“VRDP Shares” and the holders thereof, “VRDP Holders”) of BlackRock MuniHoldings California Quality Fund, Inc. (the “Acquiring Fund”) are being asked to vote as a separate class on  proposal to approve an Agreement and Plan of Reorganization between BlackRock California Municipal Income Trust and the Acquiring Fund (the “Reorganization Agreement”) and the transactions contemplated therein, including amendments to the Articles Supplementary of VRDP Shares of the Acquiring Fund, in connection with the issuance of additional Acquiring Fund VRDP Shares.
With respect to this Proposal, the shares of the Fund were voted as follows:
Trust Name	For	Against	Abstain
MUC	5,264	—	—
At a Joint Special Meeting of Shareholders of BlackRock MuniHoldings Quality Fund II, Inc. (the “Trust”), held on October 15, 2025, the Trust’s shareholders were asked to vote on the following proposals:
Common and Preferred Shareholders
Proposal 1(G). The common shareholders and holders of Variable Rate Muni Term Preferred Shares (“VMTP Shares” and the holders thereof, “VMTP Holders”) of MUE are being asked to vote as a single class on a proposal to approve an Agreement and Plan of Reorganization between BlackRock MuniHoldings Fund, Inc. (the “Acquiring Fund”) (the “MUE Reorganization Agreement”) and the transactions contemplated therein, including (i) the acquisition by the Acquiring Fund of substantially all of MUE’s assets and the assumption by the Acquiring Fund of substantially all of MUE’s liabilities in exchange solely for newly issued common shares and VMTP Shares and VMTP Holders of the Acquiring Fund, which will be distributed to the common shareholders (although cash may be distributed in lieu of fractional common shares) and VMTP Holders, respectively, of MUE, and which shall constitute the sole consideration to be distributed or paid to the common shareholders (although cash may be distributed in lieu of fractional common shares) and the VMTP Holders in respect of their common shares and VMTP Shares, respectively, and (ii) the termination by MUE of its registration under the Investment Company Act of 1940, as amended, and the liquidation, dissolution and termination of MUE in accordance with its Articles of Incorporation and Maryland law (the “MUE Reorganization”).
With respect to this Proposal, the shares of the Trust were voted as follows:
Trust Name	For	Against	Abstain
MUE	11,588,905	439,339	379,913
Preferred Shareholders
Proposal 1(H). The VMTP Holders of MUE are being asked to vote as a separate class on a proposal to approve the MUE Reorganization Agreement and the MUE Reorganization.
With respect to this Proposal, the shares of the Trust were voted as follows:
Trust Name	For	Against	Abstain
MUE	780	—	—
Trust Certification
The Trusts are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Trusts filed with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.

2026 BlackRock Semi-Annual Report to Shareholders

Additional Information (continued)

Environmental, Social and Governance (“ESG”) Integration
Although the Trusts do not seek to implement a specific sustainability objective, strategy or process unless otherwise disclosed, Trust management will consider ESG factors as part of the investment process for the Trusts. Trust management views ESG integration as the practice of incorporating financially material ESG data or information into investment processes with the objective of enhancing risk-adjusted returns. These ESG considerations will vary depending on the Trusts’ particular investment strategies and may include consideration of third-party research as well as consideration of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer. The ESG characteristics utilized in the Trusts’ investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Certain of these considerations may affect the Trusts’ exposure to certain companies or industries. While Trust management views ESG considerations as having the potential to contribute to the Trusts’ long-term performance, there is no guarantee that such results will be achieved.
Dividend Policy
Each Trust’s dividend policy is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate). Each Trust intends to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In addition, in any monthly period, in order to maintain its declared distribution amount, each Trust may pay out more or less than the entire amount of net investment income earned in any particular month. In the event a Trust distributes more than its net investment income during any yearly period, such distributions may also come from sources other than net income, including return of capital. The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.
General Information
The Trusts do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.
The following information is a summary of certain changes since July 31, 2025. This information may not reflect all of the changes that have occurred since you purchased the relevant Trust.
Except if noted otherwise herein, there were no changes to the Trusts’ charters or by-laws that would delay or prevent a change of control of the Trusts that were not approved by the shareholders.
In accordance with Section 23(c) of the Investment Company Act of 1940, each Trust may from time to time purchase shares of its common stock in the open market or in private transactions.
Quarterly performance, shareholder reports, current net asset value and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:
Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.
Householding
The Trusts will mail only one copy of shareholder documents, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 882-0052.
Availability of Quarterly Schedule of Investments
The Trusts file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Trusts’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Trust makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.
Additional Information

Additional Information (continued)

Availability of Proxy Voting Policies, Procedures and Voting Records
The Board of Trustees of the Trusts has delegated the voting of proxies for the Trusts’ securities to BlackRock Advisors, LLC (the “Adviser”) pursuant to the Closed-End Fund Proxy Voting Policy. The Adviser has adopted the BlackRock Active Investment Stewardship - Global Engagement and Voting Guidelines (the “BAIS Guidelines”) with respect to certain funds, including the Trusts. The BAIS Guidelines are available at www.blackrock.com.
A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities and information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 882-0052; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.
Availability of Trust Updates
BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.
Trust and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
Computershare Trust Company, N.A.
Canton, MA 02021
VRDP Liquidity Provider(a)
Barclays Bank PLC
New York, New York 10019
VRDP Remarketing Agent(a)
Barclays Capital Inc.
New York, New York 10019
(a) For BFZ, BTT and MUC.
VRDP Tender and Paying Agent and VMTP Redemption and Paying Agent
The Bank of New York Mellon
New York, NY 10286
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trusts
100 Bellevue Parkway
Wilmington, DE 19809

2026 BlackRock Semi-Annual Report to Shareholders

Glossary of Terms Used in this Report

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
MT	Mandatory Tender
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAN	State Aid Notes
SAP	Subject to Appropriations
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
ST	Special Tax
TA	Tax Allocation
Glossary of Terms Used in this Report

Want to know more?
blackrock.com |  800-882-0052
This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of NAV and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.
CEMUNI5-01/26-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies – Not Applicable

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – Not Applicable

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – Not Applicable

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Not Applicable

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2030 Target Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2030 Target Term Trust

Date: March 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2030 Target Term Trust

Date: March 23, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2030 Target Term Trust

Date: March 23, 2026